     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MARCH 4, 1998

                                             1933 ACT REGISTRATION NO. 333-30551
                                             1940 ACT REGISTRATION NO.  811-7787
--------------------------------------------------------------------------------
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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                             ---------------------

                                   FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 /X/

                         POST-EFFECTIVE AMENDMENT NO. 2


                                      AND
      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 /X/

                                AMENDMENT NO. 3

                            ------------------------

                             GT GLOBAL SERIES TRUST
              (FORMERLY KNOWN AS GT GLOBAL ASSET ALLOCATION TRUST)
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                        50 CALIFORNIA STREET, 27TH FLOOR
                        SAN FRANCISCO, CALIFORNIA 94111
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)
              REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:
                                 (415) 392-6181
                            ------------------------

                            MICHAEL A. SILVER, ESQ.
                              CHANCELLOR LGT ASSET
                                MANAGEMENT, INC.
                        50 CALIFORNIA STREET, 27TH FLOOR
                        SAN FRANCISCO, CALIFORNIA 94111
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                         ------------------------------

                                   COPIES TO:

                             ARTHUR J. BROWN, ESQ.
                            R. DARRELL MOUNTS, ESQ.
                           KIRKPATRICK & LOCKHART LLP
                 1800 MASSACHUSETTS AVENUE, N.W., SECOND FLOOR
                          WASHINGTON, D.C. 20036-1800
                                 (202) 778-9000

                            ------------------------

    IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE:

    / /  IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (B) OF RULE 485.

    / /  ON                 PURSUANT TO PARAGRAPH (B) OF RULE 485.


    /X/ 60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (A)(1) OF RULE 485 OR SUCH
        OTHER DATE AS IT MAY BE DECLARED EFFECTIVE BY THE SECURITIES AND EXCHANGE COMMISSION.



    / /  ON               , 1998 PURSUANT TO PARAGRAPH (A)(1) OF RULE 485.


    / /  75 DAYS AFTER FILING PURSUANT TO PARAGRAPH (A)(2) OF RULE 485.

    / /  ON                 PURSUANT TO PARAGRAPH (A)(2) OF RULE 485.

    / / THIS POST-EFFECTIVE AMENDMENT DESIGNATES A NEW EFFECTIVE DATE FOR A
        PREVIOUSLY FILED POST-EFFECTIVE AMENDMENT.


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                             GT GLOBAL SERIES TRUST
                       CONTENTS OF REGISTRATION STATEMENT

THIS REGISTRATION STATEMENT CONSISTS OF THE FOLLOWING PAPERS AND DOCUMENTS:


Cover Sheet
Contents of Registration Statement
Cross Reference Sheet
Part A        --      Supplements to Prospectuses
    Prospectuses for GT Global New Dimension Fund dated January 1, 1998 incorporated by reference to Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form
    N-1A filed October 30, 1997, File Nos. 333-30551, 811-7787, EDGAR Accession No.
    0001047469-97-002174.
Part B        --      Statements of Additional Information
    Statements of Additional Information for GT Global New Dimension Fund dated January 1, 1998, as revised March 3, 1998.
Part C        --      Other Information
Signature Pages
Exhibits

                             GT GLOBAL SERIES TRUST
                        FORM N-1A CROSS-REFERENCE SHEET
                   PROSPECTUS -- CLASS A, CLASS B AND CLASS C

ITEM NO. OF
PART A OF FORM N-1A                          PROSPECTUS CAPTION
-------------------------------------------  ---------------------------------------------------------------
1.         Cover Page......................  Cover Page
2.         Synopsis........................  Prospectus Summary
3.         Condensed Financial
           Information.....................  Prospectus Supplement; Performance
4.         General Description of
           Registrant......................  Investment Objective and Policies; Description of the
                                             Underlying Theme Funds; Risk Factors and Special
                                             Considerations; Management; Other Information
5.         Management of the Fund..........  Management
5A.        Management's Discussion of Fund
           Performance.....................  Not Applicable
6.         Capital Stock and Other
           Securities......................  Dividends, Other Distributions and Federal Income Taxation;
                                             Other Information
7.         Purchase of Securities Being
           Offered.........................  How to Invest; How to Make Exchanges; Calculation of Net Asset
                                             Value; Management
8.         Redemption or Repurchase........  How to Redeem Shares; Calculation of Net Asset Value
9.         Pending Legal Proceedings.......  Not Applicable


                                        PROSPECTUS -- ADVISOR CLASS

ITEM NO. OF
PART A OF FORM N-1A                          PROSPECTUS CAPTION
-------------------------------------------  ---------------------------------------------------------------
1.         Cover Page......................  Cover Page
2.         Synopsis........................  Prospectus Summary
3.         Condensed Financial
           Information.....................  Prospectus Supplement; Performance
4.         General Description of
           Registrant......................  Investment Objective and Policies; Description of the
                                             Underlying Theme Funds; Risk Factors and Special
                                             Considerations; Management; Other Information
5.         Management of the Fund..........  Management
5A.        Management's Discussion of Fund
           Performance.....................  Not Applicable
6.         Capital Stock and Other
           Securities......................  Dividends, Other Distributions and Federal Income Taxation;
                                             Other Information
7.         Purchase of Securities Being
           Offered.........................  How to Invest; How to Make Exchanges; Calculation of Net Asset
                                             Value; Management
8.         Redemption or Repurchase........  How to Redeem Shares; Calculation of Net Asset Value
9.         Pending Legal Proceedings.......  Not Applicable

                             GT GLOBAL SERIES TRUST
                        FORM N-1A CROSS-REFERENCE SHEET

                    STATEMENT OF ADDITIONAL INFORMATION -- CLASS A, CLASS B AND CLASS C

ITEM NO. OF
PART B OF FORM N-1A                          STATEMENT OF ADDITIONAL INFORMATION CAPTION
-------------------------------------------  ---------------------------------------------------------------
10.        Cover Page......................  Cover Page
11.        Table of Contents...............  Table of Contents
12.        General Information and
           History.........................  Cover Page; Additional Information
13.        Investment Objectives and
           Policies........................  Investment Objective and Policies; Investment Limitations;
                                             Options, Futures and Currency Strategies; Risk Factors of the
                                             Underlying Theme Funds; Execution of Portfolio Transactions
14.        Management of the Registrant....  Trustees and Executive Officers; Management
15.        Control Persons and Principal
           Holders of Securities...........  Trustees and Executive Officers; Management
17.        Brokerage Allocation and Other
           Practices.......................  Execution of Portfolio Transactions
18.        Capital Stock and Other
           Securities......................  Not Applicable
19.        Purchase, Redemption and Pricing
           of Securities Being Offered.....  Valuation of Fund Shares; Information Relating to Sales and
                                             Redemptions
20.        Tax Status......................  Taxes
21.        Underwriters....................  Management
22.        Calculation of Performance
           Data............................  Investment Results
23.        Financial Statements............  Financial Statements

                             GT GLOBAL SERIES TRUST
                        FORM N-1A CROSS-REFERENCE SHEET

                   STATEMENT OF ADDITIONAL INFORMATION -- ADVISOR CLASS

ITEM NO. OF
PART B OF FORM N-1A                    STATEMENT OF ADDITIONAL INFORMATION CAPTION
-------------------------------------  ----------------------------------------------------
10.        Cover Page................  Cover Page
11.        Table of Contents.........  Table of Contents
12.        General Information and
           History...................  Cover Page; Additional Information
13.        Investment Objectives and
           Policies..................  Investment Objective and Policies; Investment
                                       Limitations; Options, Futures and Currency
                                       Strategies; Risk Factors of the Underlying Theme
                                       Funds; Execution of Portfolio Transactions
14.        Management of the
           Registrant................  Trustees and Executive Officers; Management
15.        Control Persons and
           Principal Holders of
           Securities................  Trustees and Executive Officers; Management
16.        Investment Advisory and
           Other Services............  Management; Additional Information
17.        Brokerage Allocation and
           Other Practices...........  Execution of Portfolio Transactions
18.        Capital Stock and Other
           Securities................  Not Applicable
19.        Purchase, Redemption, and
           Pricing of Securities
           Being Offered.............  Valuation of Fund Shares; Information Relating to
                                       Sales and Redemptions
20.        Tax Status................  Taxes
21.        Underwriters..............  Management
22.        Calculation of Performance
           Data......................  Investment Results
23.        Financial Statements......  Financial Statements

PART C -- OTHER INFORMATION

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                                     PART A



    Prospectuses for GT Global New Dimension Fund dated January 1, 1998 incorporated by reference to Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A filed October 30, 1997, File Nos. 333-30551, 811-7787, EDGAR Accession No. 0001047469-97-002174.

                          GT GLOBAL NEW DIMENSION FUND

               SUPPLEMENT TO THE PROSPECTUS DATED JANUARY 1, 1998

--------------------------------------------------------------------------------

THE FOLLOWING SUPPLEMENTS THE DISCLOSURE FOR GT GLOBAL NEW DIMENSION FUND (THE "FUND") AND IS TO BE INSERTED FOLLOWING THE SECTION ENTITLED "PROSPECTUS SUMMARY:"

                              FINANCIAL HIGHLIGHTS

The table below provides condensed financial information concerning income and capital changes for one Class A and Class B share of the Fund for the period shown. This information is supplemented by the financial statements and accompanying notes appearing in the Statement of Additional Information. The financial statements and notes, for the period September 15, 1997 (commencement of operations) to December 31, 1997, have been audited by Coopers & Lybrand L.L.P., independent accountants, whose report thereon also is included in the Statement of Additional Information. Information is not provided with respect to Class C shares because the Fund only began offering Class C shares on January 1, 1998.

                                                 SEPTEMBER 15, 1997
                                            (COMMENCEMENT OF OPERATIONS)
                                                TO DECEMBER 31, 1997
                                          ---------------------------------
                                          CLASS A (d)          CLASS B (d)
                                          ------------         ------------
Per Share Operating Performance:
Net asset value, beginning of period....  $     11.43          $     11.43
                                          ------------         ------------
Income from investment operations:
  Net investment income (loss)..........        (0.01)               (0.02)
  Net realized and unrealized loss on
   investments..........................        (0.31)               (0.32)
                                          ------------         ------------
    Net decrease from investment
     operations.........................        (0.32)               (0.34)
                                          ------------         ------------
Distributions to shareholders:
  In excess of net investment income....        (0.48)               (0.47)
                                          ------------         ------------
    Total distributions.................        (0.48)               (0.47)
                                          ------------         ------------
Net asset value, end of period..........  $     10.63          $     10.62
                                          ------------         ------------
                                          ------------         ------------
Total investment return (c).............        (2.68)%(b)           (2.83)%(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $    15,145          $    19,184
Ratio of net investment income (loss) to
average net assets......................        (0.35)%(a)           (0.85)%(a)
Ratio of expenses to average net
assets..................................         0.50%(a)             1.00%(a)
Portfolio turnover rate+................            1%(b)                1%(b)

--------------
(a) Annualized
(b) Not annualized
(c) Total investment return does not include sales charges.
(d) These selected per share data were calculated based upon average shares outstanding during the period.
 + Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                                     [LOGO]

THE FOLLOWING SUPPLEMENTS THE DISCUSSION UNDER "MANAGEMENT" WITH RESPECT TO GT GLOBAL SERIES TRUST (THE "COMPANY"):

On January 30, 1998, Liechtenstein Global Trust ("LGT"), the indirect parent organization of Chancellor LGT Asset Management, Inc. (the "Manager"), entered into an agreement with AMVESCAP PLC ("AMVESCAP") pursuant to which AMVESCAP will acquire LGT's Asset Management Division, which includes the Manager. AMVESCAP is a holding company formed in 1997 by the merger of INVESCO PLC and A I M Management Group Inc. Consummation of the transaction is subject to a number of contingencies, including regulatory approvals. Because the transaction would constitute an assignment of the Company's management agreement under the Investment Company Act of 1940 (and, therefore, a termination of such agreement), it is anticipated that the approval of the Company's Board of Trustees and the Company's shareholders of a new management arrangement will be sought. The Manager anticipates that the new management arrangement will be presented for shareholder approval, and anticipates that the transaction will close, on or about May 31, 1998.

DIMST803M                                                          March 3, 1998

                          GT GLOBAL NEW DIMENSION FUND
                            ADVISOR CLASS PROSPECTUS

               SUPPLEMENT TO THE PROSPECTUS DATED JANUARY 1, 1998

--------------------------------------------------------------------------------

THE FOLLOWING SUPPLEMENTS THE DISCLOSURE FOR GT GLOBAL NEW DIMENSION FUND (THE "FUND") AND IS TO BE INSERTED FOLLOWING THE SECTION ENTITLED "PROSPECTUS SUMMARY:"

                              FINANCIAL HIGHLIGHTS

The table below provides condensed financial information concerning income and capital changes for one Advisor Class share of the Fund for the period shown. This information is supplemented by the financial statements and accompanying notes appearing in the Statement of Additional Information. The financial statements and notes, for the period September 15, 1997 (commencement of operations) to December 31, 1997, have been audited by Coopers & Lybrand L.L.P., independent accountants, whose report thereon also is included in the Statement of Additional Information.

                                          SEPTEMBER 15, 1997
                                           (COMMENCEMENT OF
                                            OPERATIONS) TO
                                           DECEMBER 31, 1997
                                          -------------------
                                           ADVISOR CLASS (C)
                                          -------------------
Per Share Operating Performance:
Net asset value, beginning of period....      $    11.43
                                                 -------
Income from investment operations:
  Net investment income.................            0.01
  Net realized and unrealized loss on
   investments..........................           (0.31)
                                                 -------
    Net decrease from investment
     operations.........................           (0.30)
                                                 -------
Distributions to shareholders:
  In excess of net investment income....           (0.49)
                                                 -------
    Total distributions.................           (0.49)
                                                 -------
Net asset value, end of period..........      $    10.64
                                                 -------
                                                 -------
Total investment return.................           (2.51)%(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....      $    1,241
Ratio of net investment income to
average net assets......................            0.15 %(a)
Ratio of expenses to average net
assets..................................            0.00 %(a)
Portfolio turnover rate+................               1 %(b)

--------------
(a) Annualized
(b) Not annualized
(c) These selected per share data were calculated based upon average shares outstanding during the period.
 + Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                                     [LOGO]

THE FOLLOWING SUPPLEMENTS THE DISCUSSION UNDER "MANAGEMENT" WITH RESPECT TO GT GLOBAL SERIES TRUST (THE "COMPANY"):

On January 30, 1998, Liechtenstein Global Trust ("LGT"), the indirect parent organization of Chancellor LGT Asset Management, Inc. (the "Manager"), entered into an agreement with AMVESCAP PLC ("AMVESCAP") pursuant to which AMVESCAP will acquire LGT's Asset Management Division, which includes the Manager. AMVESCAP is a holding company formed in 1997 by the merger of INVESCO PLC and A I M Management Group Inc. Consummation of the transaction is subject to a number of contingencies, including regulatory approvals. Because the transaction would constitute an assignment of the Company's management agreement under the Investment Company Act of 1940 (and, therefore, a termination of such agreement), it is anticipated that the approval of the Company's Board of Trustees and the Company's shareholders of a new management arrangement will be sought. The Manager anticipates that the new management arrangement will be presented for shareholder approval, and anticipates that the transaction will close, on or about May 31, 1998.

DIMSX803M                                                          March 3, 1998

                                     PART B

                          GT GLOBAL NEW DIMENSION FUND


                        50 California Street, 27th Floor
                        San Francisco, California 94111
                                 (415) 392-6181
                           Toll Free: (800) 824-1580
                      Statement of Additional Information
                   January 1, 1998, as revised March 3, 1998


--------------------------------------------------------------------------------

This Statement of Additional Information relates to Class A, Class B and Class C shares of GT Global New Dimension Fund (the "Fund"), a diversified series of GT Global Series Trust (the "Trust"), an open-end management investment company organized as a Massachusetts business trust. The Fund seeks its investment objective by investing substantially all of its assets in shares of the GT Global theme mutual funds: GT Global Consumer Products and Services Fund; GT
Global Financial Services Fund; GT Global Health Care Fund; GT Global Infrastructure Fund; GT Global Natural Resources Fund; and GT Global Telecommunications Fund (collectively, the "Underlying Theme Funds").

Chancellor LGT Asset Management, Inc. (the "Manager") serves as the Fund's manager. The distributor of the Fund's shares is GT Global, Inc. ("GT Global"). The Fund's transfer agent is GT Global Investor Services, Inc. ("GT Services" or the "Transfer Agent").

This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the Fund's current Prospectus dated January 1, 1998, a copy of which is available without charge by writing to the above address or calling the Fund at the toll-free telephone number printed above.

--------------------------------------------------------------------------------

                               TABLE OF CONTENTS

--------------------------------------------------------------------------------

                                                                                                                           Page No.
                                                                                                                           --------
Investment Objective and Policies........................................................................................      2
Options, Futures and Currency Strategies.................................................................................      6
Risk Factors of the Underlying Theme Portfolios..........................................................................     15
Investment Limitations...................................................................................................     21
Execution of Portfolio Transactions......................................................................................     26
Trustees and Executive Officers..........................................................................................     28
Management...............................................................................................................     30
Valuation of Fund Shares.................................................................................................     31
Information Relating to Sales and Redemptions............................................................................     31
Taxes....................................................................................................................     35
Additional Information...................................................................................................     36
Investment Results.......................................................................................................     37
Description of Debt Ratings..............................................................................................     46
Financial Statements.....................................................................................................     48

                                     [LOGO]

                   Statement of Additional Information Page 1

                          GT GLOBAL NEW DIMENSION FUND

                            INVESTMENT OBJECTIVE AND
                                    POLICIES

--------------------------------------------------------------------------------

INVESTMENT POLICIES OF THE FUND
The following supplements the information contained in the Prospectus concerning the investment policies of the Fund.

U.S. GOVERNMENT SECURITIES. The Fund may invest in various direct obligations of the U.S. Treasury and obligations issued or guaranteed by the U.S. government or one of its agencies or instrumentalities (collectively, "U.S. government securities"). Among the U.S. government securities that may be held by the Fund are securities that are supported by the full faith and credit of the United States; securities that are supported by the right of the issuer to borrow from the U.S. Treasury; and securities that are supported solely by the credit of the instrumentality.

REPURCHASE AGREEMENTS. The Fund may invest in repurchase agreements. A repurchase agreement is a transaction in which the Fund purchases securities from a bank or recognized securities dealer and simultaneously commits to resell the securities to the bank or dealer on an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased securities. The Fund maintains custody of the underlying securities prior to their repurchase; thus, the obligation of the bank or dealer to pay the repurchase price on the date agreed to is, in effect, secured by such securities. If the value of these securities is less than the repurchase price, plus any agreed-upon additional amount, the other party to the agreement must provide additional collateral so that at all times the collateral is at least equal to the repurchase price, plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the securities and the price that was paid by the Fund upon acquisition is accrued as interest and included in its net investment income. Repurchase agreements carry certain risks not associated with direct investments in securities, including possible declines in the market value of the underlying securities and delays and costs to the Fund if the other party to a repurchase agreement becomes insolvent.

INVESTMENT POLICIES OF THE UNDERLYING THEME FUNDS
The following supplements the information contained in the Prospectus concerning the investment policies and limitations of the Underlying Theme Funds. More information about the investment policies and restrictions and the investment limitations of each Underlying Theme Fund is set forth in the Underlying Theme Funds' prospectus and statement of additional information.

The Underlying Theme Funds are diversified series of G.T. Investment Funds, Inc. (the "Company"), a registered open-end management investment company. The GT Global Consumer Products and Services Fund ("Consumer Products and Services Fund"), GT Global Financial Services Fund ("Financial Services Fund"), GT Global Infrastructure Fund ("Infrastructure Fund"), and GT Global Natural Resources Fund ("Natural Resources Fund") (each, a "Feeder Fund," and, collectively, the "Feeder Funds") each invests all of its investable assets in the Global Consumer Products and Services Portfolio, Global Financial Services Portfolio, Global Infrastructure Portfolio, and Global Natural Resources Portfolio (each, a "Portfolio," and, collectively, the "Portfolios"), respectively.

Each Portfolio is a subtrust (a "series") of Global Investment Portfolio (an open-end management investment company) with an investment objective that is identical to that of its corresponding Underlying Theme Fund. Whenever the phrase "all of the Underlying Theme Fund's investable assets" is used herein, it means that the only investment securities held by a Feeder Fund will be its interest in its corresponding Portfolio. A Feeder Fund may withdraw its investment in its corresponding Portfolio at any time, if the Company's Board of Directors determines that it is in the best interests of the Feeder Fund and its shareholders to do so. Upon any such withdrawal, a Feeder Fund's assets would be invested in accordance with the investment policies of its corresponding Portfolio described below and in the Underlying Theme Funds' prospectus.

The investment objective of each Feeder Fund is long-term capital growth. The investment objectives of the GT Global Health Care Fund ("Health Care Fund") and the GT Global Telecommunications Fund ("Telecommunications Fund") are long-term capital appreciation and long-term capital growth, respectively. The Portfolios and the Health Care Fund and the Telecommunications Fund, together, are referred to herein as the "Underlying Theme Portfolios."

                   Statement of Additional Information Page 2

                          GT GLOBAL NEW DIMENSION FUND

SELECTION OF EQUITY INVESTMENTS. With respect to the Global Natural Resources Portfolio, the Manager has identified four areas that it expects will create investment opportunities: (i) improving supply/demand fundamentals, which may result in higher commodity prices; (ii) privatization of state-owned natural resource businesses; (iii) management which can improve production efficiencies without correspondingly increasing commodity prices; and (iv) service companies with emerging technologies that can enhance productivity or reduce production costs. Of course, there is no certainty that these factors will produce the anticipated results.

With respect to the Telecommunications Fund, the Manager has identified four areas that it expects will create investment opportunities: (i) deregulation of companies in the industry, which will allow competition to promote greater efficiencies; (ii) privatization of state-owned telecommunications businesses;
(iii) development of infrastructure in underdeveloped countries and upgrading of services in other countries; and (iv) emerging technologies that will enhance productivity and reduce costs in the telecommunications industry. Of course, there is no certainty that these factors will produce the anticipated results.

There may be times when, in the opinion of the Manager, prevailing market, economic or political conditions warrant reducing the proportion of the Underlying Theme Portfolios' assets invested in equity securities and increasing the proportion held in cash (U.S. dollars, foreign currencies or multinational currency units) or invested in debt securities or high quality money market instruments issued by corporations, or the United States, or a foreign government. A portion of each Underlying Theme Portfolio's assets normally will be held in cash (U.S. dollars, foreign currencies or multinational currency units) or invested in foreign or domestic high quality money market instruments pending investment of proceeds from new sales of Underlying Theme Fund shares to provide for ongoing expenses and to satisfy redemptions.

For each Underlying Theme Portfolio's investment purposes, an issuer is typically considered as located in a particular country if it (a) is organized under the laws of or has its principal office in a particular country, or (b) normally derives 50% or more of its total revenues from business in that country, provided that, in the Manager's view, the value of such issuer's securities will tend to reflect such country's development to a greater extent than developments elsewhere. However, these are not absolute requirements, and certain companies incorporated in a particular country and considered by the Manager to be located in that country may have substantial foreign operations or subsidiaries and/or export sales exceeding in size the assets or sales in that country.

In certain countries, governmental restrictions and other limitations on investment may affect a Underlying Theme Portfolio's ability to invest in such countries. In addition, in some instances only special classes of securities may be purchased by foreigners and the market prices, liquidity and rights with respect to those securities may vary from shares owned by nationals. The Manager is not aware at this time of the existence of any investment or exchange control regulations which might substantially impair the operations of the Underlying Theme Portfolios as described in the Underlying Theme Funds' prospectus and statement of additional information. Restrictions may in the future, however, make it undesirable to invest in certain countries. None of the Underlying Theme Portfolios has a present intention of making any significant investment in any country or stock market in which the Manager considers the political or economic situation to threaten a Underlying Theme Portfolio with substantial or total loss of its investment in such country or market.

INVESTMENTS IN OTHER INVESTMENT COMPANIES. Each Underlying Theme Portfolio may invest in the securities of investment companies within the limitations of the Investment Company Act of 1940, as amended (the "1940 Act"). These limitations currently provide that, in general, an Underlying Theme Portfolio may purchase shares of an investment company unless (a) such a purchase would cause an Underlying Theme Portfolio to own in the aggregate more than 3% of the total outstanding voting stock of the investment company or (b) such a purchase would cause the Underlying Theme Portfolio to have more than 5% of its assets invested in the investment company or more than 10% of its assets invested in an aggregate of all such investment companies. The foregoing restrictions do not apply to the investment of the Feeder Funds in their corresponding Portfolios. Investment in closed-end investment companies may involve the payment of substantial premiums above the value of such companies' portfolio securities. Each Underlying Theme Portfolio does not intend to invest in such investment companies unless, in the judgment of the Manager, the potential benefits of such investments justify the payment of any applicable premiums. The return on such securities will be reduced by operating expenses of such companies, including payments to the investment managers of those investment companies.

DEPOSITORY RECEIPTS. An Underlying Theme Portfolio may hold securities of foreign issuers in the form of American Depository Receipts ("ADRs"), American Depository Shares ("ADSs") and European Depository Receipts ("EDRs") or other securities convertible into securities of eligible foreign issuers. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. ADRs and ADSs are typically issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs,

                   Statement of Additional Information Page 3

                          GT GLOBAL NEW DIMENSION FUND
which are sometimes referred to as Continental Depository Receipts ("CDRs"), are issued in Europe typically by foreign banks and trust companies and evidence ownership of either foreign or domestic securities. Generally, ADRs and ADSs in registered form are designed for use in U.S. securities markets and EDRs in bearer form are designed for use in European securities markets. For purposes of each Underlying Theme Portfolio's investment policies, an Underlying Theme Portfolio's investments in ADRs, ADSs and EDRs will be deemed to be investments in the equity securities representing securities of foreign issuers into which they may be converted.

ADR facilities may be established as either "unsponsored" or "sponsored." While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants. A depository may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depository requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depository usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass-through voting rights to ADR holders in respect of the deposited securities. Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depository. The deposit agreement sets out the rights and responsibilities of the issuer, the depository and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depository), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities. The Underlying Theme Portfolios may invest in both sponsored and unsponsored ADRs.

WARRANTS OR RIGHTS. Warrants or rights may be acquired by an Underlying Theme Portfolio in connection with other securities or separately and provide the Underlying Theme Portfolio with the right to purchase at a later date other securities of the issuer.

LENDING OF UNDERLYING THEME PORTFOLIO SECURITIES. For the purpose of realizing additional income, each Underlying Theme Portfolio may make secured loans of its securities holdings amounting to not more than 30% of its total assets. Securities loans are made to broker/dealers or institutional investors pursuant to agreements requiring that the loans be continuously secured by collateral at least equal at all times to the value of the securities lent plus any accrued interest, "marked to market" on a daily basis. The Underlying Theme Portfolios may pay reasonable administrative and custodial fees in connection with the loan of their securities. While the securities loan is outstanding, an Underlying Theme Portfolio will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. An Underlying Theme Portfolio will have a right to call each loan and obtain the securities within the stated settlement period. An Underlying Theme Portfolio will not have the right to vote equity securities while they are being lent, but it may call in a loan in anticipation of any important vote. Loans will only be made to firms deemed by the Manager to be of good standing and will not be made unless, in the judgment of the Manager, the consideration to be earned from such loans would justify the risk. The risks in lending Underlying Theme Portfolio securities, as with other extensions of secured credit, consist of possible delays in receiving additional collateral or in recovery of the securities and possible loss of rights in the collateral should the borrower fail financially.

COMMERCIAL BANK OBLIGATIONS. For the purposes of each Underlying Theme Portfolio's investment policies with respect to bank obligations, obligations of foreign branches of U.S. banks and of foreign banks are obligations of the issuing bank and may be general obligations of the parent bank. Such obligations may, however, be limited by the terms of a specific obligation and by government regulation. As with investments in non-U.S. securities in general, investments in the obligations of foreign branches of U.S. banks and of foreign banks may subject each Underlying Theme Portfolio to investment risks that are different in some respects from those of investments in obligations of U.S. issuers. Although each Underlying Theme Portfolio will typically acquire obligations issued and supported by the credit of U.S. or foreign banks having total assets at the time of purchase of $1 billion or more, this $1 billion figure is not an investment policy or restriction of each Underlying Theme Portfolio. For the purposes of calculation with respect to the $1 billion figure, the assets of a bank will be deemed to include the assets of its U.S. and non-U.S. branches.

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REPURCHASE AGREEMENTS. A repurchase agreement is a transaction in which an Underlying Theme Portfolio purchases securities from a bank or recognized securities dealer and simultaneously commits to resell the securities to the bank or dealer on an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased securities. Although repurchase agreements carry certain risks not associated with direct investments in securities, including possible decline in the market value of the underlying securities and delays and costs to the Underlying Theme Portfolio if the other party to the repurchase agreement becomes bankrupt, the Underlying Theme Portfolios intend to enter into repurchase agreements only with banks and dealers believed by the Manager to present minimal credit risks in accordance with guidelines established by the Company's Board of Directors or Global Investment Portfolio's Board of Trustees (each a "Board" and, collectively, the "Boards"), as applicable. The Manager will review and monitor the creditworthiness of such institutions under the applicable Board's general supervision.

Each Underlying Theme Portfolio will invest only in repurchase agreements collateralized at all times in an amount at least equal to the repurchase price plus accrued interest. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase were less than the repurchase price, an Underlying Theme Portfolio would suffer a loss. If the financial institution that is party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings, there may be restrictions on an Underlying Theme Portfolio's ability to sell the collateral and it could suffer a loss. However, with respect to financial institutions whose bankruptcy or liquidation proceedings are subject to the U.S. Bankruptcy Code, each Underlying Theme Portfolio intends to comply with provisions under such code that would allow the immediate resale of such collateral. Each Underlying Theme Portfolio will not enter into a repurchase agreement with a maturity of more than seven days if, as a result, more than 15% of the value of its net assets (except for the Health Care Fund, more than 10% of the value of its total assets) would be invested in such repurchase agreements and other illiquid investments.

BORROWING,  REVERSE  REPURCHASE   AGREEMENTS  AND   "ROLL"  TRANSACTIONS.   Each
Underlying Theme Portfolio's borrowings will not exceed 33 1/3% of its total assets, I.E., the Underlying Theme Portfolio's total assets at all times will equal at least 300% of the amount of outstanding borrowings. If market fluctuations in the value of an Underlying Theme Portfolio's securities holdings or other factors cause the ratio of its total assets to outstanding borrowings to fall below 300%, within three days (excluding Sundays and holidays) of such event that Underlying Theme Portfolio may be required to sell portfolio securities to restore the 300% asset coverage, even though from an investment standpoint such sales might be disadvantageous. Each Underlying Theme Portfolio may also borrow up to 5% of its total assets for temporary or emergency purposes other than to meet redemptions. Any borrowing by an Underlying Theme Portfolio may cause greater fluctuation in the value of its shares than would be the case if it did not borrow.

Each Underlying Theme Portfolio's fundamental investment limitations permit it to borrow money for leveraging purposes. However, each Underlying Theme Portfolio (except the Health Care Fund) is currently prohibited, pursuant to a non-fundamental investment policy, from borrowing money in order to purchase securities. Nevertheless, this policy may be changed in the future by the applicable Board. If an Underlying Theme Portfolio employs leverage in the future, it would be subject to certain additional risks. Use of leverage creates an opportunity for greater growth of capital but would exaggerate any increases or decreases in the net asset value of a Feeder Fund or an Underlying Theme Portfolio. When the income and gains on securities purchased with the proceeds of borrowings exceed the costs of such borrowings, an Underlying Theme Portfolio's earnings or a Feeder Fund's net asset value will increase faster than otherwise would be the case; conversely, if such income and gains fail to exceed such costs, an Underlying Theme Portfolio's earnings or a Feeder Fund's net asset value would decline faster than would otherwise be the case.

Each Underlying Theme Portfolio may enter into reverse repurchase agreements. A reverse repurchase agreement is a borrowing transaction in which the Underlying Theme Portfolio transfers possession of securities to another party, such as a bank or broker/dealer, in return for cash, and agrees to repurchase the securities in the future at an agreed upon price, which includes an interest component. Each Underlying Theme Portfolio may also engage in "roll" borrowing transactions, which involve the sale of Government National Mortgage Association certificates or other securities together with a commitment (for which the Underlying Theme Portfolio may receive a fee) to purchase similar, but not identical, securities at a future date. Each Underlying Theme Portfolio will maintain, in a segregated account with a custodian, cash or liquid securities in an amount sufficient to cover its obligations under "roll" transactions and reverse repurchase agreements with broker/dealers. No segregation is required for reverse repurchase agreements with banks.

SHORT SALES. Each Underlying Theme Portfolio (except the Health Care Fund) may make short sales of securities. A short sale is a transaction in which an Underlying Theme Portfolio sells a security in anticipation that the market price of that security will decline. An Underlying Theme Portfolio may make short sales (i) as a form of hedging to offset potential

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declines in long positions in securities it owns, or anticipates acquiring, or in similar securities, and (ii) in order to maintain flexibility in its securities holdings.

When an Underlying Theme Portfolio makes a short sale of a security it does not own, it must borrow the security sold short and deliver it to the broker/dealer or other intermediary through which it made the short sale. The Underlying Theme Portfolio may have to pay a fee to borrow particular securities and will often be obligated to pay over any payments received on such borrowed securities.

An Underlying Theme Portfolio's obligation to replace the borrowed security when the borrowing is called or expires will be secured by collateral deposited with the intermediary. The Underlying Theme Portfolio will also be required to deposit collateral with its custodian to the extent, if any, necessary so that the value of both collateral deposits in the aggregate is at all times equal to at least 100% of the current market value of the security sold short. Depending on arrangements made with the intermediary from which it borrowed the security regarding payment of any amounts received by it on such security, an Underlying Theme Portfolio may not receive any payments (including interest) on its collateral deposited with such intermediary.

If the price of the security sold short increases between the time of the short sale and the time an Underlying Theme Portfolio replaces the borrowed security, it will incur a loss; conversely, if the price declines, the Underlying Theme Portfolio will realize a gain. Any gain will be decreased, and any loss increased, by the transaction costs associated with the transaction. Although an Underlying Theme Portfolio's gain is limited by the price at which it sold the security short, its potential loss theoretically is unlimited.

No Underlying Theme Portfolio will make a short sale if, after giving effect to the sale, the market value of the securities sold short exceeds 25% of the value of its total assets or its aggregate short sales of the securities of any one issuer exceed the lesser of 2% of its net assets or 2% of the securities of any class of the issuer. Moreover, an Underlying Theme Portfolio may engage in short sales only with respect to securities listed on a national securities exchange.

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                         OPTIONS, FUTURES AND CURRENCY
                                   STRATEGIES

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SPECIAL RISKS OF OPTIONS, FUTURES AND CURRENCY STRATEGIES
The use by the Underlying Theme Portfolios of options, futures contracts and forward currency contracts ("Forward Contracts") involves special considerations and risks, as described below. Risks pertaining to particular instruments are described in the sections that follow.

        (1) Successful use of most of these instruments depends upon the Manager's ability to predict movements of the overall securities and currency markets, which requires different skills than predicting changes in the prices of individual securities. While the Manager is experienced in the use of these instruments, there can be no assurance that any particular strategy adopted will succeed.

        (2) There might be imperfect correlation, or even no correlation, between price movements of an instrument and price movements of the investments being hedged. For example, if the value of an instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which the hedging instrument is traded. The effectiveness of hedges using hedging instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the investments being hedged.

        (3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if an Underlying Theme Portfolio entered into a short hedge because the Manager projected a decline in the price of a security in the Underlying Theme Portfolio's portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the hedging instrument. Moreover, if the price of the hedging instrument declined by more than the increase in the price of the security, the Underlying

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    Theme Portfolio could suffer a loss. In either such case, the Underlying Theme Portfolio would have been in a better position had it not hedged at all.

        (4) As described below, an Underlying Theme Portfolio might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in instruments involving obligations to third parties (I.E., instruments other than purchased options). If the Underlying Theme Portfolio were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair the Underlying Theme Portfolio's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Underlying Theme Portfolio sell a portfolio security at a disadvantageous time. The Underlying Theme Portfolio's ability to close out a position in an instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction ("contra party") to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to the Underlying Theme Portfolio.

WRITING CALL OPTIONS
Each Underlying Theme Portfolio may write (sell) call options on securities, indices and currencies. Call options generally will be written on securities and currencies that, in the opinion of the Manager, are not expected to make any major price moves in the near future but that, over the long term, are deemed to be attractive investments for the Underlying Theme Portfolios.

A call option gives the holder (buyer) the right to purchase a security or currency at a specified price (the exercise price) at any time until (American style) or on (European style) a certain date (the expiration date). So long as the obligation of the writer of a call option continues, he or she may be assigned an exercise notice, requiring him or her to deliver the underlying security or currency against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by purchasing an option identical to that previously sold.

Portfolio securities or currencies on which call options may be written will be purchased solely on the basis of investment considerations consistent with each Underlying Theme Portfolio's investment objective. When writing a call option, an Underlying Theme Portfolio, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security or currency above the exercise price, and retains the risk of loss should the price of the security or currency decline. Unlike one who owns securities or currencies not subject to an option, an Underlying Theme Portfolio has no control over when it may be required to sell the underlying securities or currencies, since most options may be exercised at any time prior to the option's expiration. If a call option that an Underlying Theme Portfolio has written expires, it will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security or currency during the option period. If the call option is exercised, the Underlying Theme Portfolio will realize a gain or loss from the sale of the underlying security or currency, which will be increased or offset by the premium received. The Underlying Theme Portfolios do not consider a security or currency covered by a call option to be "pledged" as that term is used in their policies that limit the pledging or mortgaging of their assets.

Writing call options can serve as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and an Underlying Theme Portfolio will be obligated to sell the security or currency at less than its market value.

The premium that an Underlying Theme Portfolio receives for writing a call option is deemed to constitute the market value of an option. The premium the Underlying Theme Portfolio will receive from writing a call option will reflect, among other things, the current market price of the underlying investment, the relationship of the exercise price to such market price, the historical price volatility of the underlying investment, and the length of the option period. In determining whether a particular call option should be written, the Manager will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options.

Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security or currency from being called or to permit the sale of the underlying security or currency. Furthermore, effecting a closing transaction will permit an Underlying Theme Portfolio to write another call option on the underlying security or currency with either a different exercise price or expiration date, or both.

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Each Underlying Theme Portfolio will pay transaction costs in connection with the writing of options and in entering into closing purchase contracts. Transaction costs relating to options activity are normally higher than those applicable to purchases and sales of portfolio securities.

The exercise price of the options may be below, equal to or above the current market values of the underlying securities, indices or currencies at the time the options are written. From time to time, an Underlying Theme Portfolio may purchase an underlying security or currency for delivery in accordance with the exercise of an option, rather than delivering such security or currency from its portfolio. In such cases, additional costs will be incurred.

An  Underlying Theme  Portfolio will  realize a  profit or  loss from  a closing purchase transaction if the cost of the transaction is less or more, respectively, than the premium received from writing the option. Because increases in the market price of a call option generally will reflect increases in the market price of the underlying security or currency, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security or currency owned by an Underlying Theme Portfolio.

WRITING PUT OPTIONS
Each Underlying Theme Portfolio may write put options on securities, indices and currencies. A put option gives the purchaser of the option the right to sell, and the writer (seller) the obligation to buy, the underlying security or currency at the exercise price at any time until (American style) or on (European style) the expiration date. The operation of put options in other respects, including their related risks and rewards, is substantially identical to that of call options.

An Underlying Theme Portfolio generally would write put options in circumstances where the Manager wishes to purchase the underlying security or currency for the Underlying Theme Portfolio's holdings at a price lower than the current market price of the security or currency. In such event, an Underlying Theme Portfolio would write a put option at an exercise price that, reduced by the premium received on the option, reflects the lower price it is willing to pay. Since the Underlying Theme Portfolio would also receive interest on debt securities or currencies maintained to cover the exercise price of the option, this technique could be used to enhance current return during periods of market uncertainty. The risk in such a transaction would be that the market price of the underlying security or currency would decline below the exercise price less the premium received.

Writing put options can serve as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and an Underlying Theme Portfolio will be obligated to purchase the security or currency at greater than its market value.

PURCHASING PUT OPTIONS
Each Underlying Theme Portfolio may purchase put options on securities, indices and currencies. As the holder of a put option, an Underlying Theme Portfolio would have the right to sell the underlying security or currency at the exercise price at any time until (American style) or on (European style) the expiration date. An Underlying Theme Portfolio may enter into closing sale transactions with respect to such options, exercise such option or permit such option to expire.

Each Underlying Theme Portfolio may purchase a put option on an underlying security or currency ("protective put") owned by the Underlying Theme Portfolio in order to protect against an anticipated decline in the value of the security or currency. Such hedge protection is provided only during the life of the put option when the Underlying Theme Portfolio, as the holder of the put option, is able to sell the underlying security or currency at the put exercise price regardless of any decline in the underlying security's market price or currency's exchange value. The premium paid for the put option and any transaction costs would reduce any profit otherwise available for distribution when the security or currency is eventually sold.

An Underlying Theme Portfolio may also purchase put options at a time when it does not own the underlying security or currency. By purchasing put options on a security or currency it does not own, that Underlying Theme Portfolio seeks to benefit from a decline in the market price of the underlying security or currency. If the put option is not sold when it has remaining value, and if the market price of the underlying security or currency remains equal to or greater than the exercise price during the life of the put option, the Underlying Theme Portfolio will lose its entire investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security or currency must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction.

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PURCHASING CALL OPTIONS
Each Underlying Theme Portfolio may purchase call options on securities, indices and currencies. As the holder of a call option, an Underlying Theme Portfolio would have the right to purchase the underlying security or currency at the exercise price at any time until (American style) or on (European style) the expiration date. An Underlying Theme Portfolio may enter into closing sale transactions with respect to such options, exercise such options or permit such options to expire.

Call options may be purchased by an Underlying Theme Portfolio for the purpose of acquiring the underlying security or currency for its portfolio. Utilized in this fashion, the purchase of call options would enable an Underlying Theme Portfolio to acquire the security or currency at the exercise price of the call option plus the premium paid. At times, the net cost of acquiring the security or currency in this manner may be less than the cost of acquiring the security or currency directly. This technique may also be useful to an Underlying Theme Portfolio in purchasing a large block of securities that would be more difficult to acquire by direct market purchases. So long as it holds such a call option, rather than the underlying security or currency itself, the Underlying Theme Portfolio is partially protected from any unexpected decline in the market price of the underlying security or currency and, in such event, could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

An Underlying Theme Portfolio may also purchase call options on underlying securities or currencies it owns to avoid realizing losses that would result in a reduction of its current return. For example, where an Underlying Theme Portfolio has written a call option on an underlying security or currency having a current market value below the price at which it purchased the security or currency, an increase in the market price could result in the exercise of the call option written by the Underlying Theme Portfolio and the realization of a loss on the underlying security or currency. Accordingly, the Underlying Theme Portfolio could purchase a call option on the same underlying security or currency, which could be exercised to fulfill its delivery obligations under its written call (if it is exercised). This strategy could allow the Underlying Theme Portfolio to avoid selling the portfolio security or currency at a time when it has an unrealized loss; however, the Underlying Theme Portfolio would have to pay a premium to purchase the call option plus transaction costs.

Aggregate premiums paid for put and call options will not exceed 5% of each Underlying Theme Portfolio's total assets at the time of each purchase.

An Underlying Theme Portfolio may attempt to accomplish objectives similar to those involved in using Forward Contracts by purchasing put or call options on currencies. A put option gives an Underlying Theme Portfolio as purchaser the right (but not the obligation) to sell a specified amount of currency at the exercise price at any time until (American style) or on (European style) the expiration date of the option. A call option gives an Underlying Theme Portfolio as purchaser the right (but not the obligation) to purchase a specified amount of currency at the exercise price at any time until (American style) or on (European style) the expiration date of the option. An Underlying Theme Portfolio might purchase a currency put option, for example, to protect itself against a decline in the dollar value of a currency in which it holds or anticipates holding securities. If the currency's value should decline against the dollar, the loss in currency value should be offset, in whole or in part, by an increase in the value of the put. If the value of the currency instead should rise against the dollar, any gain to an Underlying Theme Portfolio would be reduced by the premium it had paid for the put option. A currency call option might be purchased, for example, in anticipation of, or to protect against, a rise in the value against the dollar of a currency in which an Underlying Theme Portfolio anticipates purchasing securities.

Options may be either listed on an exchange or traded in over-the-counter ("OTC") markets. Listed options are third-party contracts (I.E., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation) and have standardized strike prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. An Underlying Theme Portfolio will not purchase an OTC option unless it believes that daily valuations for such options are readily obtainable. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation (which guarantees performance). Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of an average of the last bid prices obtained from dealers, unless a quotation from only one dealer is available, in which case only that dealer's price will be used. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time.

The staff of the Securities and Exchange Commission ("SEC") considers purchased OTC options to be illiquid securities. An Underlying Theme Portfolio may also sell OTC options and, in connection therewith, segregate assets or cover its obligations with respect to OTC options written by it. The assets used as cover for OTC options written by an Underlying Theme Portfolio will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Underlying Theme Portfolio may repurchase any OTC option it writes at a maximum price to be calculated by a formula

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set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

An Underlying Theme Portfolio's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. Each
Underlying Theme Portfolio intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the contra party or by a transaction in the secondary market if any such market exists. Although an Underlying Theme Portfolio will enter into OTC options only with contra parties that are expected to be capable of entering into closing transactions with it, there is no assurance that the Underlying Theme Portfolio will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the contra party, the Underlying Theme Portfolio might be unable to close out an OTC option position at any time prior to its expiration.

INDEX OPTIONS
Puts and calls on indices are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question (and thus on price movements in the securities market or a particular market sector generally) rather than on price movements in individual securities or futures contracts. When an Underlying Theme
Portfolio writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from the Underlying Theme Portfolio an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (the "multiplier"), which determines the total dollar value for each point of such difference. When an Underlying Theme Portfolio buys a call on an index, it pays a premium and has the same rights as to such call as are indicated above. When an Underlying Theme Portfolio buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon the Underlying Theme Portfolio's exercise of the put, to deliver to the Underlying Theme Portfolio an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls. When the Underlying Theme Portfolio writes a put on an index, it receives a premium and the purchaser has the right, prior to the expiration date, to require the Underlying Theme Portfolio to deliver to it an amount of cash equal to the difference between the closing level of the index and the exercise price times the multiplier, if the closing level is less than the exercise price.

The risks of investment in index options may be greater than options on securities. Because index options are settled in cash, when an Underlying Theme Portfolio writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. An Underlying Theme Portfolio can offset some of the risk of writing a call index option position by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, an Underlying Theme Portfolio cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will vary from the value of the index.

Even if an Underlying Theme Portfolio could assemble a securities portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the "timing risk" inherent in writing index options. When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level on the date when the option is exercised. As with other kinds of options, the Underlying Theme Portfolio, as the call writer, will not know that it has been assigned until the next business day at the earliest. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security, such as common stock, because there the writer's obligation is to deliver the underlying security, not to pay its value as of a fixed time in the past. So long as the writer already owns the underlying security, it can satisfy its settlement obligations by simply delivering it, and the risk that its value may have declined since the exercise date is borne by the exercising holder. In contrast, even if the writer of an index call holds securities that exactly match the composition of the underlying index, it will not be able to satisfy its assignment obligations by delivering those securities against payment of the exercise price. Instead, it will be required to pay cash in an amount based on the closing index value on the exercise date; and by the time it learns that it has been assigned, the index may have declined, with a corresponding decline in the value of its securities portfolio. This "timing risk" is an inherent limitation on the ability of index call writers to cover their risk exposure by holding securities positions.

If an Underlying Theme Portfolio purchases an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the

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exercised option to fall out-of-the-money, the Underlying Theme Portfolio will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

INTEREST RATE, CURRENCY AND STOCK INDEX FUTURES CONTRACTS
Each Underlying Theme Portfolio may enter into interest rate, currency or stock index futures contracts (collectively, "Futures" or "Futures Contracts") as a hedge against changes in prevailing levels of interest rates, currency exchange rates or stock price levels, respectively, in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by it. An Underlying Theme Portfolio's hedging may include sales of Futures as an offset against the effect of expected increases in interest rates, and decreases in currency exchange rates and stock prices, and purchases of Futures as an offset against the effect of expected declines in interest rates, and increases in currency exchange rates or stock prices.

Each Underlying Theme Portfolio only will enter into Futures Contracts that are traded on futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading thereon in the United States are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC"). Futures are exchanged in London at the London International Financial Futures Exchange.

Although techniques other than sales and purchases of Futures Contracts could be used to reduce an Underlying Theme Portfolio's exposure to interest rate, currency exchange rate and stock market fluctuations, an Underlying Theme Portfolio may be able to hedge its exposure more effectively and at a lower cost through using Futures Contracts.

A Futures Contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (security or currency) for a specified price at a designated date, time and place. A stock index Futures Contract provides for the delivery, at a designated date, time and place, of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading on the contract and the price at which the Futures Contract is originally struck; no physical delivery of stocks comprising the index is made. Brokerage fees are incurred when a Futures Contract is bought or sold, and margin deposits must be maintained at all times the Futures Contract is outstanding.

Although Futures Contracts typically require future delivery of and payment for financial instruments or currencies, Futures Contracts usually are closed out before the delivery date. Closing out an open Futures Contract sale or purchase is effected by entering into an offsetting Futures Contract purchase or sale, respectively, for the same aggregate amount of the identical financial instrument or currency and the same delivery date. If the offsetting purchase price is less than the original sale price, the Underlying Theme Portfolio realizes a gain; if it is more, the Underlying Theme Portfolio realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Underlying Theme Portfolio realizes a gain; if it is less, the Underlying Theme Portfolio realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that an Underlying Theme Portfolio will be able to enter into an offsetting transaction with respect to a particular Futures Contract at a particular time. If an Underlying Theme Portfolio is not able to enter into an offsetting transaction, it will continue to be required to maintain the margin deposits on the Futures Contract.

As an example of an offsetting transaction, the contractual obligations arising from the sale of one Futures Contract of September Deutschemarks on an exchange may be fulfilled at any time before delivery under the Futures Contract is required (I.E., on a specified date in September, the "delivery month") by the purchase of another Futures Contract of September Deutschemarks on the same exchange. In such instance, the difference between the price at which the Futures Contract was sold and the price paid for the offsetting purchase, after allowance for transaction costs, represents the profit or loss to the Underlying Theme Portfolio.

Each Underlying Theme Portfolio's Futures transactions will be entered into for hedging purposes only; that is, Futures Contracts will be sold to protect against a decline in the price of securities or currencies that an Underlying Theme Portfolio owns, or Futures Contracts will be purchased to protect an Underlying Theme Portfolio against an increase in the price of securities or currencies it has committed to purchase or expects to purchase.

"Margin" with respect to Futures Contracts is the amount of funds that must be deposited by an Underlying Theme Portfolio in order to initiate Futures trading and maintain its open positions in Futures Contracts. A margin deposit made when the Futures Contract is entered into ("initial margin") is intended to ensure the Underlying Theme Portfolio's performance under the Futures Contract. The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded and may be significantly modified from time to time by the exchange during the term of the Futures Contract.

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Subsequent payments, called "variation margin," to and from the futures commission merchant through which the Underlying Theme Portfolio entered into the Futures Contract will be made on a daily basis as the price of the underlying security, currency or index fluctuates making the Futures Contract more or less valuable, a process known as marking-to-market.

    RISKS OF USING FUTURES CONTRACTS. The prices of Futures Contracts are volatile and are influenced by, among other things, actual and anticipated changes in interest rates and currency exchange rates, and in stock market movements, which in turn are affected by fiscal and monetary policies and national and international political and economic events.

There is a risk of imperfect correlation between changes in prices of Futures Contracts and prices of the securities or currencies in an Underlying Theme Portfolio's portfolio being hedged. The degree of imperfection of correlation depends upon circumstances such as variations in speculative market demand for Futures and for securities or currencies, including technical influences in Futures trading; and differences between the financial instruments being hedged and the instruments underlying the standard Futures Contracts available for trading. A decision of whether, when and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or interest or currency rate trends.

Because of the low margin deposits required, Futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a Futures Contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the Futures Contract is deposited as margin, a subsequent 10% decrease in the value of the Futures Contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the Futures Contract were closed out. Thus, a purchase or sale of a Futures Contract may result in losses in excess of the amount invested in the Futures Contract.

Most U.S. Futures exchanges limit the amount of fluctuation permitted in Futures Contract and options on Futures Contracts prices during a single trading day. The daily limit establishes the maximum amount that the price of a Futures Contract or option may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of Futures Contract or option, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures Contracts and option prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some traders to substantial losses.

If an Underlying Theme Portfolio were unable to liquidate a Futures or option on Futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Underlying Theme Portfolio would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Underlying Theme Portfolio would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the Future or option or to maintain cash or securities in a segregated account.

Certain characteristics of the Futures market might increase the risk that movements in the prices of Futures Contracts or options on Futures might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the Futures and options on Futures markets are subject to daily variation margin calls and might be compelled to liquidate Futures or options on Futures positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the Futures or options and the investments being hedged. Also, because initial margin deposit requirements in the Futures market are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the Futures markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the Futures and securities markets involving arbitrage, "program trading" and other investment strategies might result in temporary price distortions.

OPTIONS ON FUTURES CONTRACTS
Options on Futures Contracts are similar to options on securities or currencies except that options on Futures Contracts give the purchaser the right, in return for the premium paid, to assume a position in a Futures Contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the Futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's Futures margin account, which represents the amount by which the market price of the Futures Contract, at exercise, exceeds (in the case of a call) or is less

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than (in the case of a put) the exercise price of the option on the Futures Contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the securities, currencies or index upon which the Futures Contract is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

The purchase of call options on Futures can serve as a long hedge, and the purchase of put options on Futures can serve as a short hedge. Writing call options on Futures can serve as a limited short hedge, and writing put options on Futures can serve as a limited long hedge, using a strategy similar to that used for writing options on securities, foreign currencies or indices.

If an Underlying Theme Portfolio writes an option on a Futures Contract, it will be required to deposit initial and variation margin pursuant to requirements similar to those applicable to Futures Contracts. Premiums received from the writing of an option on a Futures Contract are included in the initial margin deposit.

An Underlying Theme Portfolio may seek to close out an option position by selling an option covering the same Futures Contract and having the same exercise price and expiration date. The ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market.

LIMITATIONS ON USE OF FUTURES, OPTIONS ON FUTURES AND CERTAIN OPTIONS ON CURRENCIES
To the extent that an Underlying Theme Portfolio enters into Futures Contracts, options on Futures Contracts and options on foreign currencies traded on a CFTC-regulated exchange, in each case other than for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish those positions (excluding the amount by which options are "in-the-money") will not exceed 5% of the liquidation value of the Underlying Theme Portfolio, after taking into account unrealized profits and unrealized losses on any contracts it has entered into. In general, a call option on a Futures Contract is "in-the-money" if the value of the underlying Futures Contract exceeds the strike, I.E., exercise, price of the call; a put option on a Futures Contract is "in-the-money" if the value of the underlying Futures Contract is exceeded by the strike price of the put. This guideline may be modified by the applicable Board, without a shareholder vote. This limitation does not limit the percentage of an Underlying Theme Portfolio's assets at risk to 5%.

FORWARD CONTRACTS
A Forward Contract is an obligation, usually arranged with a commercial bank or other currency dealer, to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. An Underlying Theme Portfolio either may accept or make delivery of the currency at the maturity of the Forward Contract. An Underlying Theme Portfolio may also, if its contra party agrees prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract.

An Underlying Theme Portfolio engages in forward currency transactions in anticipation of, or to protect itself against, fluctuations in exchange rates. An Underlying Theme Portfolio might sell a particular foreign currency forward, for example, when it holds bonds denominated in a foreign currency but anticipates, and seeks to be protected against, a decline in the currency against the U.S. dollar. Similarly, an Underlying Theme Portfolio might sell the U.S. dollar forward when it holds bonds denominated in U.S. dollars but anticipates, and seeks to be protected against, a decline in the U.S. dollar relative to other currencies. Further, an Underlying Theme Portfolio might purchase a currency forward to "lock in" the price of securities denominated in that currency that it anticipates purchasing.

Forward Contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A Forward Contract generally has no deposit requirement, and no commissions are charged at any stage for trades. Each Underlying Theme Portfolio will enter into such Forward Contracts with major U.S. or foreign banks and securities or currency dealers in accordance with guidelines approved by the applicable Board.

An Underlying Theme Portfolio may enter into Forward Contracts either with respect to specific transactions or with respect to overall investments of that Underlying Theme Portfolio. The precise matching of the Forward Contract amounts and the value of specific securities generally will not be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the Forward Contract is entered into and the date it matures. Accordingly, it may be necessary for that Underlying Theme Portfolio to purchase additional foreign currency on the spot (I.E., cash) market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Underlying Theme Portfolio is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency the Underlying Theme Portfolio is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-

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term hedging strategy is highly uncertain. Forward Contracts involve the risk that anticipated currency movements will not be predicted accurately, causing an Underlying Theme Portfolio to sustain losses on these contracts and transaction costs.

At or before the maturity of a Forward Contract requiring an Underlying Theme Portfolio to sell a currency, it either may sell a security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which it will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, an Underlying Theme Portfolio may close out a Forward Contract requiring it to purchase a specified currency by entering into a second contract, if its contra party agrees, entitling it to sell the same amount of the same currency on the maturity date of the first contract. An Underlying Theme Portfolio would realize a gain or loss as a result of entering into such an offsetting Forward Contract under either circumstance to the extent the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and the offsetting contract.

The cost to an Underlying Theme Portfolio of engaging in Forward Contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because Forward Contracts are usually entered into on a principal basis, no fees or commissions are involved. The use of Forward Contracts does not eliminate fluctuations in the prices of the underlying securities an Underlying Theme Portfolio owns or intends to acquire, but it does establish a rate of exchange in advance. In addition, while Forward Contract sales limit the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result should the value of the currencies increase.

FOREIGN CURRENCY STRATEGIES -- SPECIAL CONSIDERATIONS
An Underlying Theme Portfolio may use options on foreign currencies, Futures on foreign currencies, options on Futures on foreign currencies and Forward Contracts to hedge against movements in the values of the foreign currencies in which the Underlying Theme Portfolio's securities are denominated. Such currency hedges can protect against price movements in a security that the Underlying Theme Portfolio owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.

An Underlying Theme Portfolio might seek to hedge against changes in the value of a particular currency when no Futures Contract, Forward Contract or option involving that currency is available or one of such contracts is more expensive than certain other contracts. In such cases, the Underlying Theme Portfolio may hedge against price movements in that currency by entering into a contract on another currency or basket of currencies, the values of which the Manager believes will have a positive correlation to the value of the currency being hedged. The risk that movements in the price of the contract will not correlate perfectly with movements in the price of the currency being hedged is magnified when this strategy is used.

The value of Futures Contracts, options on Futures Contracts, Forward Contracts and options on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of Futures Contracts, Forward Contracts or options, the Underlying Theme Portfolio could be disadvantaged by dealing in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirements that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or Futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the Futures contracts or options until they reopen.

Settlement of Futures Contracts, Forward Contracts and options involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, an Underlying Theme Portfolio might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

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COVER
Transactions using Forward Contracts, Futures Contracts and options (other than options purchased by an Underlying Theme Portfolio) expose the Underlying Theme Portfolio to an obligation to another party. An Underlying Theme Portfolio will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities, currencies, or other options, Forward Contracts or Futures Contracts or (2) cash, receivables and short-term debt securities with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. Each Underlying Theme Portfolio will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities.

Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding Forward Contract, Futures Contract or option is open, unless they are replaced with other appropriate assets. If a large portion of an Underlying Theme Portfolio's assets is used for cover or otherwise set aside, it could affect portfolio management or the Underlying Theme Portfolio's ability to meet redemption requests or other current obligations.

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                              RISK FACTORS OF THE
                          UNDERLYING THEME PORTFOLIOS

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DEBT SECURITIES
The value of the debt securities held by each Underlying Theme Portfolio generally will vary conversely with market interest rates. If interest rates in a market fall, the value of the debt securities held by each Underlying Theme Portfolio ordinarily will rise. If market interest rates increase, however, the debt securities owned by each Underlying Theme Portfolio in that market will be likely to decrease in value.

The Global Consumer Products and Services Portfolio, Global Infrastructure Portfolio and Global Natural Resources Portfolio may each invest up to 20% of its total assets in debt securities rated below investment grade. Such investments involve a high degree of risk. However, those Portfolios will not invest in debt securities that are in default as to payment of principal and interest.

Debt rated Baa by Moody's Investors Service, Inc. ("Moody") is considered by Moody's to have speculative characteristics. Debt rated BB, B, CCC, CC or C by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"), and debt rated Ba, B, Caa, Ca or C by Moody's is regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. For S&P, BB indicates the lowest degree of speculation for such lower quality debt and C the highest degree of speculation. For Moody's, Baa indicates the lowest degree of speculation for such lower quality debt and C the highest degree of speculation. While such lower quality debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Debt rated C by Moody's or S&P is the lowest rated debt that is not in default as to principal or interest, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing. Lower quality debt securities also are generally considered to be subject to greater risk than securities with higher ratings with regard to a deterioration of general economic conditions. These lower quality debt securities are the equivalent of high yield, high risk bonds, commonly known as "junk bonds."

Ratings of debt securities represent the rating agency's opinion regarding their quality and are not a guarantee of quality. Rating agencies attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than a rating indicates.

The market values of lower quality debt securities tend to reflect individual developments of the issuer to a greater extent than do higher quality securities, which react primarily to fluctuations in the general level of interest rates. In addition, lower quality debt securities tend to be more sensitive to economic conditions and generally have more volatile prices than higher quality securities. Issuers of lower quality securities are often highly leveraged and may not have available to them more traditional methods of financing. For example, during an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower quality securities may experience financial stress. During such periods, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer's ability to service its debt obligations may also be adversely affected by specific developments affecting the issuer, such as the issuer's inability to

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meet specific projected business forecasts or the unavailability of additional financing. The risk of loss due to default by the issuer is significantly greater for the holders of lower quality securities because such securities are generally unsecured and may be subordinated to the claims of other creditors of the issuer.

Lower quality debt securities of corporate issuers frequently have call or buy-back features that permit the issuer to call or repurchase the security from an Underlying Theme Portfolio. If an issuer exercises these provisions in a declining interest rate market, the Underlying Theme Portfolio may have to replace the security with a lower yielding security, resulting in a decreased return for investors. In addition, the Underlying Theme Portfolios may have difficulty disposing of lower quality securities because they may have a thin trading market. There may be no established retail secondary market for many of these securities, and each Underlying Theme Portfolio anticipates that such securities could be sold only to a limited number of dealers or institutional investors. The lack of a liquid secondary market also may have an adverse impact on market prices of such instruments and may make it more difficult for the Underlying Theme Portfolios to obtain accurate market quotations for purposes of valuing their portfolio investments. The Underlying Theme Portfolios may also acquire lower quality debt securities during an initial underwriting or which are sold without registration under applicable securities laws. Such securities involve special considerations and risks.

In addition to the foregoing, factors that could have an adverse effect on the market value of lower quality debt securities in which the Underlying Theme Portfolios may invest include: (i) potential adverse publicity; (ii) heightened sensitivity to general economic or political conditions; and (iii) the likely adverse impact of a major economic recession. An Underlying Theme Portfolio may also incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on portfolio holdings, and the Underlying Theme Portfolio may have limited legal recourse in the event of a default.

The Manager attempts to minimize the speculative risks associated with investments in lower quality securities through credit analysis and by carefully monitoring current trends in interest rates, political developments and other factors.

ILLIQUID SECURITIES
Each Underlying Theme Portfolio may invest up to 15% of its net assets (except for the Health Care Fund, which may invest up to 10% of its total assets) in illiquid securities. Securities may be considered illiquid if an Underlying
Theme Portfolio cannot reasonably expect within seven days to sell the securities for approximately the amount at which it values such securities. See "Investment Limitations of the Underlying Theme Funds and Portfolios." The sale of illiquid securities, if they can be sold at all, generally will require more time and result in higher brokerage charges or dealer discounts and other selling expenses than will the sale of liquid securities such as securities eligible for trading on U.S. securities exchanges or in OTC markets. Moreover, restricted securities, which may be illiquid for purposes of this limitation, often sell, if at all, at a price lower than similar securities that are not subject to restrictions on resale.

Illiquid securities include those that are subject to restrictions contained in the securities laws of other countries. However, securities that are freely marketable in the country where they are principally traded, but would not be freely marketable in the United States, will not be considered illiquid. Where registration is required, an Underlying Theme Portfolio may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Underlying Theme Portfolio may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Underlying Theme Portfolio might obtain a less favorable price than prevailed when it decided to sell.

Not   all  restricted  securities   are  illiquid.  In   recent  years  a  large
institutional market has developed for certain securities that are not registered under the Securities Act of 1933, as amended (the "1933 Act"), including private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. These instruments are often restricted securities because the securities are sold in transactions not requiring registration. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

Rule 144A under the 1933 Act establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities have developed as a result of Rule 144A, providing both readily ascertainable values for restricted securities and the ability to liquidate an investment to satisfy share redemption orders. Such markets include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-

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eligible restricted securities held by an Underlying Theme Portfolio, however, could affect adversely the marketability of such portfolio securities, and the Underlying Theme Portfolio might be unable to dispose of such securities promptly or at favorable prices.

With respect to liquidity determinations generally, the applicable Board has the ultimate responsibility for determining whether specific securities, including restricted securities pursuant to Rule 144A under the 1933 Act, are liquid or illiquid. Each Board has delegated the function of making day-to-day determinations of liquidity to the Manager, in accordance with procedures approved by that Board. The Manager takes into account a number of factors in reaching liquidity decisions, including (i) the frequency of trading in the security, (ii) the number of dealers that make quotes for the security, (iii) the number of dealers that have undertaken to make a market in the security,
(iv) the number of other potential purchasers and (v) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how offers are solicited and the mechanics of transfer). The Manager monitors the liquidity of securities held by each Underlying Theme Portfolio and periodically reports such determinations to the applicable Board. The Manager believes that carefully selected investments in joint ventures, cooperatives, partnerships and state enterprises that are illiquid (collectively, "Special Situations") could enable an Underlying Theme Portfolio to achieve capital appreciation substantially exceeding the appreciation it would realize if it did not make such investments. However, in order to attempt to limit investment risk, each Underlying Theme Portfolio will invest no more than 5% of its total assets in Special Situations.

FOREIGN SECURITIES
    POLITICAL, SOCIAL AND ECONOMIC RISKS. Investing in securities of non-U.S. companies may entail additional risks due to the potential political, social and economic instability of certain countries and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment convertibility of currencies into U.S. dollars and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation by any country, an Underlying Theme Portfolio could lose its entire investment in any such country.

    RELIGIOUS, POLITICAL AND ETHNIC INSTABILITY. Certain countries in which an Underlying Theme Portfolio may invest may have groups that advocate radical religious or revolutionary philosophies or support ethnic independence. Any disturbance on the part of such individuals could carry the potential for widespread destruction or confiscation of property owned by individuals and entities foreign to such country and could cause the loss of an Underlying Theme Portfolio's investment in those countries. Instability may also result from, among other things, (i) authoritarian governments or military involvement in political and economic decision-making, including changes in government through extra-constitutional means, (ii) popular unrest associated with demands for improved political, economic and social conditions; and (iii) hostile relations with neighboring or other countries. Such political, social and economic instability could disrupt the principal financial markets in which an Underlying Theme Portfolio invests and adversely affect the value of its assets.

    FOREIGN INVESTMENT RESTRICTIONS. Certain countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as an Underlying Theme Portfolio. These restrictions or controls may at times limit or preclude investments in certain securities and may increase the cost and expenses of an Underlying Theme Portfolio. For example, certain countries require prior governmental approval before investments by foreign persons may be made or may limit the amount of investment by foreign persons in a particular company or limit the investment by foreign persons to only a specific class of securities of a company that may have less advantageous terms than securities of the company available for purchase by nationals. Moreover, the national policies of certain countries may restrict investment opportunities in issuers or industries deemed sensitive to national interests. In addition, some countries require governmental approval for the repatriation of investment income, capital or the proceeds of securities sales by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose restrictions on foreign capital remittances abroad. An Underlying Theme Portfolio could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by the application to it of other restrictions on investments.

    NON-UNIFORM CORPORATE DISCLOSURE STANDARDS AND GOVERNMENTAL
REGULATION. Foreign companies are subject to accounting, auditing and financial standards and requirements that differ, in some cases significantly, from those applicable to U.S. companies. In particular, the assets, liabilities and profits appearing on the financial statements of such a company may not reflect its financial position or results of operations in the way they would be reflected had such financial statements been prepared in accordance with U.S. generally accepted accounting principles. Most of the foreign securities held by an Underlying Theme Portfolio will not be registered with the SEC or regulators of any foreign country, nor will the issuers thereof be subject to the SEC's reporting requirements. Thus, there will be less available information concerning most foreign issuers of securities held by an Underlying Theme Portfolio than is available concerning U.S. issuers. In instances where the financial statements of an issuer are not deemed to reflect accurately the financial situation of the issuer, the

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Manager will take appropriate steps to evaluate the proposed investment, which may include on-site inspection of the issuer, interviews with its management and consultations with accountants, bankers and other specialists. There is substantially less publicly available information about foreign companies than there are reports and ratings published about U.S. companies. In addition, where public information is available, it may be less reliable than such information regarding U.S. issuers. Issuers of securities in foreign jurisdictions are generally not subject to the same degree of regulation as are U.S. issuers with respect to such matters as restrictions on market manipulation, insider trading rules, shareholder proxy requirements and timely disclosure of information.

    CURRENCY FLUCTUATIONS. Because each Underlying Theme Portfolio, under normal circumstances, will invest a substantial portion of its total assets in the securities of foreign issuers that are denominated in foreign currencies, the strength or weakness of the U.S. dollar against such foreign currencies will account for part of an Underlying Theme Portfolio's investment performance. A decline in the value of any particular currency against the U.S. dollar will cause a decline in the U.S. dollar value of an Underlying Theme Portfolio's holdings of securities and cash denominated in that currency and, therefore, will cause an overall decline in its and its corresponding Feeder Fund's net asset value (as applicable) and any net investment income and capital gains derived from such securities to be distributed in U.S. dollars to the shareholders thereof. Moreover, if the value of the foreign currencies in which an Underlying Theme Portfolio receives its income falls relative to the U.S. dollar between receipt of the income and the making of distributions, the Underlying Theme Portfolio may be required to liquidate securities if it has insufficient cash in U.S. dollars to meet distribution requirements.

The rate of exchange between the U.S. dollar and other currencies is determined by several factors, including the supply and demand for particular currencies, central bank efforts to support particular currencies, the relative movement of interest rates, and pace of business activity in the other countries and the United States, and other economic and financial conditions affecting the world economy.

Although each Underlying Theme Portfolio values its assets daily in terms of U.S. dollars, the Underlying Theme Portfolios do not intend to convert their holdings of foreign currencies into U.S. dollars on a daily basis. Each Underlying Theme Portfolio will do so, from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference ("spread") between the prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to an Underlying Theme Portfolio at one rate, while offering a lesser rate of exchange should an Underlying Theme Portfolio desire to sell that currency to the dealer.

    ADVERSE MARKET CHARACTERISTICS. Securities of many foreign issuers may be less liquid and their prices more volatile than securities of comparable U.S. issuers. In addition, foreign securities markets and brokers generally are subject to less governmental supervision and regulation than in the United States, and foreign securities transactions usually are subject to fixed commissions, which generally are higher than negotiated commissions on U.S. transactions. In addition, foreign securities transactions may be subject to difficulties associated with the settlement of such transactions. Delays in settlement could result in temporary periods when assets of an Underlying Theme Portfolio are uninvested and no return is earned thereon. The inability of an Underlying Theme Portfolio to make intended security purchases due to settlement problems could cause it to miss attractive investment opportunities. Inability to dispose of a portfolio security due to settlement problems either could result in losses to an Underlying Theme Portfolio due to subsequent declines in value of the portfolio security or, if that Underlying Theme Portfolio has entered into a contract to sell the security, could result in possible liability to the purchaser. The Manager will consider such difficulties when determining the allocation of an Underlying Theme Portfolio's assets, although the Manager does not believe that such difficulties will have a material adverse effect on an Underlying Theme Portfolio's portfolio trading activities.

Each Underlying Theme Portfolio may use foreign custodians, which may involve risks in addition to those related to its use of U.S. custodians. Such risks include uncertainties relating to (1) determining and monitoring the foreign custodian's financial strength, reputation and standing, (2) maintaining appropriate safeguards concerning an Underlying Theme Portfolio's investments, and (3) possible difficulties in obtaining and enforcing judgments against such custodians.

    WITHHOLDING TAXES. Each Underlying Theme Portfolio's net investment income from securities of foreign issuers may be subject to withholding taxes by the foreign issuer's country, thereby reducing that income or delaying the receipt of income when those taxes may be recaptured. See "Taxes."

    CONCENTRATION. To the extent an Underlying Theme Portfolio invests a significant portion of its assets in securities of issuers located in a particular country or region of the world, it may be subject to greater risks and may experience greater volatility than a fund that is more broadly diversified geographically.

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                          GT GLOBAL NEW DIMENSION FUND

    SPECIAL CONSIDERATIONS AFFECTING WESTERN EUROPEAN COUNTRIES. The countries that are members of the European Economic Community ("Common Market") (Belgium, Denmark, France, Germany, Greece, Ireland, Italy, Luxembourg, Netherlands, Portugal, Spain, and the United Kingdom) eliminated certain import tariffs and quotas and other trade barriers with respect to one another over the past several years. The Manager believes that this deregulation should improve the prospects for economic growth in many Western European countries. Among other things, the deregulation could enable companies domiciled in one country to avail themselves of lower labor costs existing in other countries. In addition, this deregulation could benefit companies domiciled in one country by opening additional markets for their goods and services in other countries. Since, however, it is not clear what the exact form or effect of these Common Market reforms will be on business in Western Europe, it is impossible to predict the long-term impact of the implementation of these programs on the securities owned by an Underlying Theme Portfolio.

    SPECIAL CONSIDERATIONS AFFECTING RUSSIA AND EASTERN EUROPEAN COUNTRIES. Investing in Russia and Eastern European countries involves a high degree of risk and special considerations not typically associated with investing in the U.S. securities markets and should be considered highly speculative. Such risks include the following: (1) delays in settling portfolio transactions and risk of loss arising out of the system of share registration and custody; (2) the risk that it may be impossible or more difficult than in other countries to obtain and/or enforce a judgment; (3) pervasiveness of corruption and crime in the economic system; (4) currency exchange rate volatility and the lack of available currency hedging instruments; (5) higher rates of inflation (including the risk of social unrest associated with periods of hyper-inflation) and high unemployment; (6) controls on foreign investment and local practices disfavoring foreign investors and limitations on repatriation of invested capital, profits and dividends, and on a fund's ability to exchange local currencies for U.S. dollars; (7) political instability and social unrest and violence; (8) the risk that the governments of Russia and Eastern European countries may decide not to continue to support the economic reform programs implemented recently and could follow radically different political and/or economic policies to the detriment of investors, including non-market-oriented policies such as the support of certain industries at the expense of other sectors or investors, or a return to the centrally planned economy that existed when such countries had a communist form of government; (9) the financial condition of companies in these countries, including large amounts of inter-company debt which may create a payments crisis on a national scale;
(10) dependency on exports and the corresponding importance of international trade; (11) the risk that the tax system in these countries will not be reformed to prevent inconsistent, retroactive and/or exorbitant taxation; and (12) the underdeveloped nature of the securities markets.

    SPECIAL CONSIDERATIONS AFFECTING JAPAN. Japan's economic growth has declined significantly since 1990. The general government position has deteriorated as a result of weakening economic growth and stimulative measures taken to support economic activity and to restore financial stability. Although the decline in interest rates and fiscal stimulation packages have helped to contain recessionary forces, uncertainties remain. Japan is also heavily dependent upon international trade, so its economy is especially sensitive to trade barriers and disputes. Japan has had difficult relations with its trading partners, particularly the United States, where the trade imbalance is the greatest. It is possible that trade sanctions and other protectionist measures could impact Japan adversely in both the short and the long term.

The common stocks of many Japanese companies trade at high price-earnings ratios. Differences in accounting methods make it difficult to compare the earnings of Japanese companies with those of companies in other countries, especially in the United States. In general, however, reported net income in Japan is understated relative to U.S. accounting standards and this is one reason why price-earnings ratios of the stocks of Japanese companies have tended historically to be higher than those for U.S. stocks. In addition, Japanese companies have tended to have higher growth rates than U.S. companies and Japanese interest rates have generally been lower than in the United States, both factors which tend to result in lower discount rates and higher price-earnings ratios in Japan than in the United States.

The Japanese securities markets are less regulated than those in the United States. Evidence has emerged from time to time of distortion of market prices to serve political or other purposes. Shareholders' rights are not always equally enforced. In addition, Japan's banking industry is undergoing problems related to bad loans and declining values in real estate.

    SPECIAL CONSIDERATIONS AFFECTING PACIFIC REGION COUNTRIES. Certain of the risks associated with international investments are heightened for investments in Pacific region countries. For example, some of the currencies of Pacific region countries have experienced steady devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain of such currencies. Certain countries, such as India, face serious exchange constraints. Jurisdictional disputes also exist between South Korea and North Korea. In addition, the Underlying Theme Portfolios may invest in Hong Kong, which reverted to Chinese administration on July 1, 1997. Investments in Hong Kong may be subject to expropriation, nationalization or confiscation, in which case an Underlying Theme Portfolio could lose its entire investment in Hong

                  Statement of Additional Information Page 19

                          GT GLOBAL NEW DIMENSION FUND
Kong. In addition, the reversion of Hong Kong also presents a risk that the Hong Kong dollar will be devalued and a risk of possible loss of investor confidence in Hong Kong's currency, stock market and assets.

    SPECIAL CONSIDERATIONS AFFECTING LATIN AMERICAN COUNTRIES. Most Latin American countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have very negative effects on the economies and securities markets of certain Latin American countries. Certain Latin American countries are also among the largest debtors to commercial banks and foreign governments. At times certain Latin American countries have declared moratoria on the payment of principal and/or interest on external debt. In addition, certain Latin American securities markets have experienced high volatility in recent years.

Latin American countries may also close certain sectors of their economies to equity investments by foreigners. Further due to the absence of securities markets and publicly owned corporations and due to restrictions on direct investment by foreign entities, investments may only be made in certain Latin American countries solely or primarily through governmentally approved investment vehicles or companies.

Certain Latin American countries may have managed currencies that are maintained at artificial levels to the U.S. dollar rather than at levels determined by the market. This type of system can lead to sudden and large adjustments in the currency which, in turn, can have a disruptive and negative effect on foreign investors. For example, in late 1994, the value of the Mexican peso lost more than one-third of its value relative to the U.S. dollar.

    SPECIAL CONSIDERATIONS AFFECTING EMERGING MARKETS. Investing in the securities of companies in emerging markets may entail special risks relating to potential political and economic instability and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment, convertibility of currencies into U.S. dollars and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation by any country, an Underlying Theme Portfolio could lose its entire investment in any such country.

Emerging securities markets are substantially smaller, less developed, less liquid and more volatile than the major securities markets. The limited size of emerging securities markets and limited trading value in issuers compared to the volume of trading in U.S. securities could cause prices to be erratic for reasons apart from factors that affect the quality of the securities. For example, limited market size may cause prices to be unduly influenced by traders who control large positions. Adverse publicity and investors' perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of portfolio securities, especially in these markets. In addition, securities traded in certain emerging markets may be subject to risks due to the inexperience of financial intermediaries, a lack of modern technology, the lack of a sufficient capital base to expand business operations, and the possibility of permanent or temporary termination of trading.

Settlement mechanisms in emerging securities markets may be less efficient and reliable than in more developed markets. In such emerging securities there may be share registration and delivery delays or failures.

Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates and corresponding currency devaluations have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries.

    PRIVATIZATIONS. The governments of some foreign countries have been engaged in programs of selling part or all of their stakes in government owned or controlled enterprises ("privatizations"). The Manager believes that privatizations may offer opportunities for significant capital appreciation and intends to invest assets of the Underlying Theme Portfolios in privatizations in appropriate circumstances. In certain foreign countries, the ability of foreign entities such as the Underlying Theme Portfolios to participate in privatizations may be limited by local law, or the terms on which the Underlying Theme Portfolios may be permitted to participate may be less advantageous than those for local investors. There can be no assurance that foreign governments will continue to sell companies currently owned or controlled by them or that privatization programs will be successful.

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                          GT GLOBAL NEW DIMENSION FUND

                             INVESTMENT LIMITATIONS

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INVESTMENT LIMITATIONS OF THE FUND

FUNDAMENTAL LIMITATIONS. The following fundamental limitations of the Fund cannot be changed without the affirmative vote of the lesser of (i) 67% of the Fund's shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares ("Required Vote").

The Fund will not:

        (1) Issue senior securities or borrow money, except as permitted under the 1940 Act and then not in excess of 33 1/3% of the Fund's total assets (including the amount of the senior securities issued but reduced by any liabilities not constituting senior securities) at the time of the issuance or borrowing, except that the Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes;

        (2) Make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this restriction, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan;

        (3) Engage in the business of underwriting securities of other issuers, except to the extent that the Fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities;

        (4) Purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the Fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner; or

        (5) Purchase or sell physical commodities unless acquired as a result of owning securities or other instruments, but the Fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

Because of its investment objective and policies, the Fund will concentrate more than 25% of its assets in the mutual fund industry. In accordance with the Fund's investment program set forth in the Prospectus, the Fund may invest more than 25% of its assets in the Underlying Theme Funds. In addition, the Fund has adopted as a fundamental investment policy the classification as a "diversified" fund under the 1940 Act, which means that, with respect to 75% of its total assets it will invest no more than 5% of its assets in the securities of any one issuer, and it will purchase no more than 10% of the outstanding voting securities of any one issuer. The foregoing limitations, however, shall not apply to U.S. government securities and to securities issued by open-end investment companies.

NON-FUNDAMENTAL LIMITATIONS. The following investment limitations of the Fund are non-fundamental and may be changed by the vote of the Trust's Board of Trustees without shareholder approval.

The Fund will not:

        (1) Invest more than 15% of its net assets in illiquid securities, a term which means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities and includes, among other things, repurchase agreements maturing in more than seven days;

        (2) Purchase portfolio securities while borrowings in excess of 5% of its total assets are outstanding;

        (3) Purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions and except that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contract or derivative instruments;

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                          GT GLOBAL NEW DIMENSION FUND

        (4) Engage in short sales of securities or maintain a short position, except that the Fund may maintain short positions in connection with its use of financial options an futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments; or

        (5) Purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of any exemptive order granted by the SEC and except that this limitation does not apply to securities received or acquired as dividends, through offers of exchange, or as a result of reorganization, consolidation, or merger.

If a percentage restriction on investment or utilization of assets is adhered to at the time of an investment or transaction, a later change in percentage ownership of a security or kind of securities resulting from changing market values or a similar type of event will not be considered a violation of the Fund's policies or restrictions.

Notwithstanding the forgoing investment limitations, the Fund may invest in Underlying Theme Funds that have adopted investment limitations that may be more or less restrictive than those listed above. As a result, the Fund may engage indirectly in investment strategies that are prohibited under the investment limitations listed above. The investment limitations and other investment policies and restrictions of each Underlying Theme Fund are described in its prospectus and statement of additional information.

Pursuant   to  Section  12(d)(1)(G)  of  the  1940  Act,  the  Fund  may  invest substantially all of its assets in the Underlying Theme Funds.

INVESTMENT LIMITATIONS OF THE UNDERLYING THEME FUNDS AND PORTFOLIOS
FEEDER FUNDS

The Consumer Products and Services Fund, Financial Services Fund, Infrastructure Fund and Natural Resources Fund each has the following fundamental investment policy to enable it to invest in the Global Consumer Products and Services Portfolio, Global Financial Services Portfolio, Global Infrastructure Portfolio and Global Natural Resources Portfolio, respectively:

    Notwithstanding any other investment policy of the Fund, the Fund may invest all of its investable assets (cash, securities and receivables related to securities) in an open-end management investment company having substantially the same investment objective, policies and limitations as the Fund.

All other fundamental investment policies, and the non-fundamental investment policies, of each Feeder Fund and its corresponding Portfolio are identical. Therefore, although the following discusses the investment policies of each Portfolio and Global Investment Portfolio's Board of Trustees, it applies equally to each Feeder Fund and the Company's Board of Directors.

Each Portfolio has adopted the following investment limitations as fundamental policies that (unless otherwise noted) may not be changed without a Required Vote. Whenever a Feeder Fund is requested to vote on a change in the investment limitations of its corresponding Portfolio, that Feeder Fund will hold a meeting of its shareholders and will cast its votes as instructed by its shareholders.

No Portfolio may:

        (1) Buy or sell real estate (including real estate limited partnerships); however, each Portfolio may invest in debt securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein, including real estate investment trusts;

        (2) Buy or sell commodities or commodity contracts, except that each Portfolio may purchase and sell financial and currency futures contracts and options thereon, and may purchase and sell currency forward contracts, options on foreign currencies and may otherwise engage in other transactions in foreign currencies;

        (3) Underwrite securities of other issuers, except to the extent that the disposition of an investment position may technically cause it to be considered an underwriter as that term is defined under the 1933 Act;

        (4) Make loans, except that each Portfolio may purchase debt securities and enter into repurchase agreements and may make loans of portfolio securities;

        (5) Purchase securities on margin, provided that each Portfolio may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities; except that it may make margin deposits in connection with futures contracts;

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                          GT GLOBAL NEW DIMENSION FUND

        (6) Borrow money except from banks not in excess of 33 1/3% of the value of each Portfolio's total assets, (including the amount borrowed), less all liabilities and indebtedness (other than the borrowing). This restriction shall not prevent any Portfolio from entering into reverse repurchase agreements, provided that reverse repurchase agreements, and any other transactions constituting borrowing by a Portfolio may not exceed one-third of that Portfolio's total assets. Transactions involving options, futures contracts, options on futures contracts and forward currency contracts, as described in its prospectus and Statement of Additional Information, and reflected in the Fund's Prospectus and this Statement of Additional Information, and collateral arrangements relating thereto will not be deemed to be borrowings;

        (7) Mortgage, pledge, or hypothecate any of its assets, provided that this restriction shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities; or

        (8) Invest in direct interests or leases in oil, gas, or other mineral exploration or development programs; however, each Portfolio may invest in the securities of companies that engage in these activities.

In addition, each Portfolio has adopted as a fundamental investment policy a classification as a "diversified" fund under the 1940 Act. This means that, with respect to 75% of a Portfolio's total assets, no more than 5% will be invested in the securities of any one issuer, and the Portfolio will purchase no more than 10% of the outstanding voting securities of any one issuer. This policy cannot be changed without a Required Vote.

The following investment policies of each Portfolio are not fundamental policies and may be changed by vote of Global Investment Portfolio's Board of Trustees without shareholder approval.

No Portfolio may:

        (1) Invest in securities of an issuer if the investment would cause the Portfolio to own more than 10% of any class of securities of any one issuer;

        (2) Invest in companies for the purpose of exercising control or management;

        (3) Invest more than 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market;

        (4) Invest more than 5% of its total assets in securities of companies having, together with their predecessors, a record of less than three years of continuous operation;

        (5) Purchase or retain the securities of any issuer, if those individual officers and Trustees of the Portfolio, the Portfolio's investment adviser, or distributor, each owning beneficially more than 1/2 of 1% of the securities of such issuer, together own more than 5% of the securities of such issuer;

        (6) Enter into a futures contract, an option on a futures contract, or an option on foreign currency traded on a CFTC-regulated exchange, in each case other than for bona fide hedging purposes (as defined by the CFTC), if the aggregate initial margin and premiums required to establish all of those positions (excluding the amount by which options are "in-the-money") exceeds 5% of the liquidation value of the Portfolio's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Portfolio has entered into;

        (7) Borrow money except for temporary or emergency purposes (not for leveraging) in excess of 33 1/3% of the value of the Portfolio's total assets (while borrowings exceed 5% of the Global Infrastructure Portfolio's or the Global Natural Resources Portfolio's total assets, such Portfolio will not make any additional investments); and

        (8) Invest more than 10% of its total assets in shares of other investment companies and may not invest more than 5% of its total assets in any one investment company or acquire more than 3% of the outstanding voting securities of any one investment company.

Investors should refer to the Underlying Theme Funds' prospectus for further information with respect to the investment objective of each Feeder Fund, which may not be changed without the approval of its shareholders, and its corresponding Portfolio's investment objective, which may be changed without the approval of its interestholders, and other investment policies, techniques and limitations, which may or may not be changed without interestholder approval.

HEALTH CARE FUND

The Health Care Fund has adopted the following investment limitations as fundamental policies, which (unless otherwise noted) may not be changed without a Required Vote.

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                          GT GLOBAL NEW DIMENSION FUND

The Health Care Fund may not:

        (1) Invest more than 10% of its total assets in securities which cannot be readily resold to the public because of legal or contractual restrictions or for which no readily available market exists, which for this purpose includes repurchase agreements maturing in more than seven days;

        (2) Invest in companies for the purpose of exercising control or management;

        (3) Purchase or sell real estate; provided that the Health Care Fund may invest in securities secured by real estate or interests therein or issued by companies that invest in real estate or interests therein;

        (4) Purchase securities on margin or make short sales, except for short-term credits necessary for clearance of portfolio transactions, and except that the Health Care Fund may make short sales and maintain short positions and may make margin deposits in connection with its use of options, futures contracts and options on futures contracts;

        (5) Underwrite securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Health Care Fund may be deemed to be an underwriter under federal securities laws;

        (6) Make loans, except through loans of portfolio securities as authorized by the Health Care Fund's prospectus and except through repurchase agreements, provided that for purposes of this limitation the acquisition of portfolio securities consistent with the Health Care Fund's investment objective and policies shall not be deemed to be the making of a loan;

        (7) Purchase or sell commodities or commodity contracts, except that consistent with the Health Care Fund's investment objective and policies it may use financial and currency futures instruments and options thereon for hedging purposes;

        (8) Issue senior securities, except that for purposes of this limitation the Health Care Fund may borrow money in such amounts and in such fashion as is permitted under the 1940 Act and the rules thereunder;

        (9) Mortgage, pledge or hypothecate or in any manner transfer, as security for indebtedness, any securities owned or held by the Health Care Fund, except as may be necessary in connection with permitted borrowings; provided, however, that this does not prohibit escrow, collateral or margin arrangements in connection with its use of options, futures contracts and options on futures contracts;

       (10) Invest in oil, gas or mineral-related programs or leases; or

       (11) Purchase any security if as a result more than 5% of the Health Care Fund's total assets would be invested in securities of companies which together with any predecessors have been in operation for less than three years.

In addition, the Health Care Fund has adopted as a fundamental investment policy the classification as a "diversified" fund under the 1940 Act, which means that, with respect to 75% of its total assets, no more than 5% will be invested in the securities of any one issuer, and it will purchase no more than 10% of the outstanding voting securities of any one issuer. This policy cannot be changed without a Required Vote.

Investors should refer to the Underlying Theme Funds' prospectus for further information with respect to the Health Care Fund's investment objective, which may not be changed without a Required Vote, and other investment policies, techniques and limitations, which may be changed without shareholder approval.

TELECOMMUNICATIONS FUND

The Telecommunications Fund has adopted the following investment limitations as fundamental policies, which (unless otherwise noted) may not be changed without a Required Vote.

The Telecommunications Fund may not:

        (1)  Buy   or  sell   real  estate   (including  real   estate   limited
    partnerships); however, the Telecommunications Fund may invest in debt securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein, including real estate investment trusts;

        (2) Purchase or sell commodities or commodity contracts, except that the Telecommunications Fund may purchase and sell financial and currency futures contracts and options thereon, and may purchase and sell currency forward contracts, options on foreign currencies and may otherwise engage in other transactions in foreign currencies;

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                          GT GLOBAL NEW DIMENSION FUND

        (3) Engage in the business of underwriting securities of other issuers, except to the extent that the disposition of an investment position may technically cause it to be considered an underwriter as that term is defined under the 1933 Act;

        (4) Make loans, except that the Telecommunications Fund may purchase debt securities and enter into repurchase agreements and may make loans of portfolio securities;

        (5) Purchase securities on margin, provided that the Telecommunications Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities; except that it may make margin deposits in connection with futures contracts;

        (6) Borrow money except from banks not in excess of 33 1/3% of the value of the Telecommunications Fund's total assets, including the amount borrowed, less all liabilities and indebtedness (other than the borrowing). This restriction shall not prevent the Telecommunications Fund from entering into reverse repurchase agreements, provided that reverse repurchase agreements, and any other transactions constituting borrowing by it may not exceed one-third of its total assets. Transactions involving options, futures contracts, options on futures contracts and forward currency contracts, as described in its prospectus and Statement of Additional Information, and reflected in the Fund's Prospectus and this Statement of Additional Information, and collateral arrangements relating thereto will not be deemed to be borrowings;

        (7) Mortgage, pledge, or hypothecate any of its assets, provided that this restriction shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities; or

        (8) Invest in direct interests or leases in oil, gas, or other mineral exploration or development programs; however, the Telecommunications Fund may invest in the securities of companies that engage in these activities.

In addition, the Telecommunications Fund has adopted as a fundamental investment policy the classification as a "diversified" fund under the 1940 Act, which means that, with respect to 75% of its total assets, no more than 5% will be invested in the securities of any one issuer, and it will purchase no more than 10% of the outstanding voting securities of any one issuer. This policy cannot be changed without a Required Vote.

The following operating policies of the Telecommunications Fund are not fundamental policies and may be changed by vote of the Company's Board of Directors without shareholder approval.

The Telecommunications Fund may not:

        (1) Invest in securities of an issuer if the investment would cause the Telecommunications Fund to own more than 10% of any class of securities of any one issuer;

        (2) Invest in companies for the purpose of exercising control or management;

        (3) Invest more than 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market;

        (4) Invest more than 5% of its total assets in securities of companies having, together with their predecessors, a record of less than three years of continuous operation;

        (5) Purchase or retain the securities of any issuer, if those individual officers and Directors of the Company, the Telecommunications Fund's investment adviser, or distributor, each owning beneficially more than 1/2 of 1% of the securities of such issuer, together own more than 5% of the securities of such issuer;

        (6) Enter into a futures contract, an option on a futures contract, or an option on foreign currency traded on a CFTC-regulated exchange, in each case other than for bona fide hedging purposes (as defined by the CFTC), if the aggregate initial margin and premiums required to establish all of those positions (excluding the amount by which options are "in-the-money") exceeds 5% of the liquidation value of the Telecommunications Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Telecommunications Fund has entered into; or

        (7) Borrow money except for temporary or emergency purposes (not for leveraging) not in excess of 33 1/3% of the value of the Telecommunications Fund's total assets. While borrowings exceed 5% of the Telecommunications Fund's total assets, the Telecommunications Fund will not make any additional investments.

                  Statement of Additional Information Page 25

                          GT GLOBAL NEW DIMENSION FUND

The Telecommunications Fund has the authority to invest up to 10% of its total assets in shares of other investment companies and in real estate investment trusts. The Telecommunications Fund may not invest more than 5% of its total assets in any one investment company or acquire more than 3% of the outstanding voting securities of any one investment company.

Investors should refer to the Underlying Theme Funds' prospectus for further information with respect to the Telecommunications Fund's investment objective, which may not be changed without a Required Vote, and other investment policies, techniques and limitations, which may be changed without shareholder approval.

If a percentage restriction on investment or utilization of assets in an investment policy or restriction is adhered to at the time an investment is made, a later change in percentage ownership of a security or kind of securities resulting from changing market values or a similar type of event will not be considered a violation of the Underlying Theme Portfolio's investment policies or restrictions. An Underlying Theme Portfolio may exchange securities, exercise conversion or subscription rights, warrants or other rights to purchase common stock or other equity securities and may hold, except to the extent limited by the 1940 Act, any such securities so acquired without regard to the Underlying Theme Portfolio's investment policies and restrictions. The original cost of the securities so acquired will be included in any subsequent determination of the Underlying Theme Portfolio's compliance with the investment percentage limitations referred to above and in the Prospectus.

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                             EXECUTION OF PORTFOLIO
                                  TRANSACTIONS

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All orders for the purchase or sale of portfolio securities for the Fund (normally shares of the Underlying Theme Funds) are placed on behalf of the Fund by the Manager. As stated in the Prospectus, the Manager will exercise no discretion in investing the assets of the Fund other than to make investments in money market instruments and to rebalance the percentage of the Fund's assets in each Underlying Theme Fund.

Subject  to  policies  established  by  the  applicable  Board,  the  Manager is responsible for the execution of each Underlying Theme Portfolio's securities transactions and the selection of broker/dealers who execute such transactions on behalf of each Underlying Theme Portfolio. In executing transactions, the Manager seeks the best net results for each Underlying Theme Portfolio, taking into account such factors as the price (including the applicable brokerage commission or dealer spread), size of the order, difficulty of execution and operational facilities of the firm involved. Although the Manager generally seeks reasonably competitive commission rates and spreads, payment of the lowest commission or spread is not necessarily consistent with the best net results. While each Underlying Theme Portfolio may engage in soft dollar arrangements for research services, as described below, it has no obligation to deal with any broker/dealer or group of broker/dealers in the execution of portfolio transactions.

Consistent with the interests of each Underlying Theme Portfolio, the Manager may select broker/dealers to execute that Underlying Theme Portfolio's portfolio transaction on the basis of the research and brokerage services they provide to the Manager for its use in managing that Underlying Theme Portfolio and its other advisory accounts. Such services may include furnishing analyses, reports and information concerning issuers, industries, securities, geographic regions, economic factors and trends, portfolio strategy, and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). Research and brokerage services received from such broker are in addition to, and not in lieu of, the services required to be performed by the Manager under investment management and administration contracts. A commission paid to such broker may be higher than that which another qualified broker would have charged for effecting the same transaction, provided that the Manager determines in good faith that such commission is reasonable in terms either of that particular transaction or the overall responsibility of the Manager to the Underlying Theme Portfolio and its other clients and that the total commissions paid by that Underlying Theme Portfolio will be reasonable in relation to the benefits it receive over the long term. Research services may also be received from dealers who execute portfolio transactions in OTC markets.

The Manager may allocate brokerage transactions to broker/dealers who have entered into arrangements under which the broker/dealer allocates a portion of the commissions paid by an Underlying Theme Portfolio toward payment of its expenses, such as custodian fees.

                  Statement of Additional Information Page 26

                          GT GLOBAL NEW DIMENSION FUND

Investment decisions for an Underlying Theme Portfolio and for other investment accounts managed by the Manager are made independently of each other in light of differing conditions. However, the same investment decision occasionally may be made for two or more of such accounts, including an Underlying Theme Portfolio. In such cases, simultaneous transactions may occur. Purchases or sales are then allocated as to price or amount in a manner deemed fair and equitable to all accounts involved. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as an Underlying Theme Portfolio is concerned, in other cases the Manager believes that coordination and the ability to participate in volume transactions will be beneficial to that Underlying Theme Portfolio.

Under a policy adopted by the applicable Board, and subject to the policy of obtaining the best net results, the Manager may consider a broker/dealer's sale of the shares of the Underlying Theme Funds and the other portfolios for which the Manager serves as investment manager or administrator in selecting broker/dealers for the execution of portfolio transactions. This policy does not imply a commitment to execute portfolio transactions through all broker/dealers that sell shares of the Underlying Theme Funds and such other portfolios.

Each Underlying Theme Portfolio contemplates purchasing most foreign equity securities in OTC markets or stock exchanges located in the countries in which the respective principal offices of the issuers of the various securities are located, if that is the best available market. The fixed commissions paid in connection with most such foreign stock transactions generally are higher than negotiated commissions on U.S. transactions. There generally is less government supervision and regulation of foreign stock exchanges and brokers than in the United States. Foreign security settlements may in some instances be subject to delays and related administrative uncertainties.

Foreign equity securities may be held by an Underlying Theme Portfolio in the form of ADRs, ADSs, EDRs, CDRs or securities convertible into foreign equity securities. ADRs, ADSs, EDRs and CDRs may be listed on stock exchanges, or traded in the OTC markets in the United States or Europe, as the case may be. ADRs, like other securities traded in the United States, will be subject to negotiated commission rates. The foreign and domestic debt securities and money market instruments in which an Underlying Theme Portfolio may invest are generally traded in the OTC markets.

An Underlying Theme Portfolio does not have any obligation to deal with any broker/dealer or group of broker/dealers in the execution of securities transactions. Each Underlying Theme Portfolio contemplates that, consistent with the policy of obtaining the best net results, brokerage transactions may be conducted through certain companies that are members of Liechtenstein Global Trust. Both Boards have adopted procedures in conformity with Rule 17e-1 under the 1940 Act to ensure that all brokerage commissions paid to such affiliates are reasonable and fair in the context of the market in which they are operating. Any such transactions will be effected and related compensation paid only in accordance with applicable SEC regulations.

                  Statement of Additional Information Page 27

                          GT GLOBAL NEW DIMENSION FUND

                             TRUSTEES AND EXECUTIVE
                                    OFFICERS

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The Company's Directors and Executive Officers are listed below.

NAME, POSITION(S) WITH THE               PRINCIPAL OCCUPATIONS AND BUSINESS
COMPANY AND ADDRESS                      EXPERIENCE FOR PAST 5 YEARS
---------------------------------------  ------------------------------------------------------------------------------------------
William J. Guilfoyle*, 39                Mr. Guilfoyle is President, GT Global, Inc. since 1995; Director, GT Global since 1991;
Trustee, Chairman of the Board and       Senior Vice President and Director of Sales and Marketing, GT Global from May 1992 to
President                                April 1995; Vice President and Director of Marketing, GT Global from 1987 to 1992;
50 California Street                     Director, Liechtenstein Global Trust AG (holding company of the various international LGT
San Francisco, CA 94111                  companies) Advisory Board since January 1996; Director, G.T. Global Insurance Agency
                                         ("G.T. Insurance") since 1996; President and Chief Executive Officer, G.T. Insurance since
                                         1995; Senior Vice President and Director, Sales and Marketing, G.T. Insurance from April
                                         1995 to November 1995; Senior Vice President, Retail Marketing, G.T. Insurance from 1992 to 1993. Mr. Guilfoyle is also a director or trustee of each of the other investment companies registered under the Investment Company Act of 1940, as amended (the "1940
                                         Act"), that is managed or administered by Chancellor LGT.
C. Derek Anderson, 56                    Mr. Anderson is President, Plantagenet Capital Management, LLC (an investment
Trustee                                  partnership); Chief Executive Officer, Plantagenet Holdings, Ltd. (an investment banking
220 Sansome Street                       firm); Director, Anderson Capital Management, Inc. since 1988; Director, PremiumWear, Inc.
Suite 400                                (formerly Munsingwear, Inc.) (a casual apparel company) and Director, "R" Homes, Inc. and
San Francisco, CA 94104                  various other companies. Mr. Anderson is also a director or trustee of each of the other investment companies registered under the 1940 Act that is managed or administered by
                                         Chancellor LGT.
Frank S. Bayley, 58                      Mr. Bayley is a partner of the law firm of Baker & McKenzie, and serves as a Director and
Trustee                                  Chairman of C.D. Stimson Company (a private investment company). Mr. Bayley is also a
Two Embarcadero Center                   director or trustee of each of the other investment companies registered under the 1940
Suite 2400                               Act that is managed or administered by Chancellor LGT.
San Francisco, CA 94111
Arthur C. Patterson, 54                  Mr. Patterson is Managing Partner of Accel Partners (a venture capital firm). He also
Trustee                                  serves as a director of Viasoft and PageMart, Inc. (both public software companies), as
428 University Avenue                    well as several other privately held software and communications companies. Mr. Patterson
Palo Alto, CA 94301                      is also a director or trustee of each of the other investment companies registered under the 1940 Act that is managed or administered by Chancellor LGT.
Ruth H. Quigley, 62                      Miss Quigley is a private investor. From 1984 to 1986, she was President of Quigley
Trustee                                  Friedlander & Co., Inc. (a financial advisory services firm). Miss Quigley is also a
1055 California Street                   director or trustee of each of the other investment companies registered under the 1940
San Francisco, CA 94108                  Act that is managed or administered by Chancellor LGT.
Robert G. Wade, Jr.,* 70                 Mr. Wade is Consultant to Chancellor LGT; Chairman of the Board of Chancellor Capital
Trustee                                  Management, Inc. from January 1995 to October 1996; President, Chief Executive Officer and
1166 Avenue of the Americas              Chairman of the Board of Chancellor Capital Management, Inc. from 1988 to January 1995.
New York, NY 10036                       Mr. Wade is also a director or trustee of each of the other investment companies registered under the 1940 Act that is managed or administered by Chancellor LGT.

--------------
* Mr. Guilfoyle and Mr. Wade are "interested persons" of the Trust as defined by the 1940 Act due to their affiliation with the LGT companies.

                  Statement of Additional Information Page 28

                          GT GLOBAL NEW DIMENSION FUND

NAME, POSITION(S) WITH THE               PRINCIPAL OCCUPATIONS AND BUSINESS
COMPANY AND ADDRESS                      EXPERIENCE FOR PAST 5 YEARS
---------------------------------------  ------------------------------------------------------------------------------------------

Kenneth W. Chancey, 52                   Vice President -- Mutual Fund Accounting, Chancellor LGT since 1992; and Vice President,
Vice President and                       Putnam Fiduciary Trust Company from 1989 to 1992.
Principal Accounting Officer
50 California Street
San Francisco, CA 94111

Helge K. Lee, 51                         Chief Legal and Compliance Officer -- North America, Chancellor LGT since October 1997;
Vice President                           Executive Vice President of the Asset Management Division of Liechtenstein Global Trust
50 California Street                     since October 1996; Senior Vice President, General Counsel and Secretary of Chancellor
San Francisco, CA 94111                  LGT, GT Global, GT Services and G.T. Insurance from February 1996 to October 1996; Vice
                                         President, General Counsel and Secretary of LGT Asset Management, Inc., Chancellor LGT, GT
                                         Global, GT Services and G.T. Insurance from May 1994 to February 1996; Senior Vice
                                         President, General Counsel and Secretary of Strong/Corneliuson Management, Inc. and
                                         Secretary of each of the Strong Funds from October 1991 through May 1994.

                         ------------------------------

The Board of Trustees has a Nominating and Audit Committee, comprised of Miss Quigley and Messrs. Anderson, Bayley and Patterson, which is responsible for nominating persons to serve as Trustees, reviewing audits of the Trust and its funds and recommending firms to serve as independent auditors of the Trust. Each of the Trustees and officers of the Trust is also a Director and Officer of G.T. Investment Portfolios, Inc., G.T. Investment Funds, Inc., G.T. Global Developing Markets Fund, Inc. and G.T. Global Floating Rate Fund, Inc., and a Trustee and Officer of G.T. Global Growth Series, G.T. Global Eastern Europe Fund, G.T. Global Variable Investment Trust, G.T. Global Variable Investment Series, Global Investment Portfolio, Growth Portfolio, Floating Rate Portfolio and Global High Income Portfolio, which also are registered investment companies managed by the Manager. Each Trustee and Officer serves in total as a Director and/or Trustee and officer, respectively of 13 registered investment companies with 42 series managed or administrated by the Manager. The Trust pays each Trustee who is not a director, officer or employee of the Manager or any affiliated company $5,000 a year, plus $300 per Fund for each meeting of the Board attended by the Trustee, and reimburses travel and other expenses incurred in connection with attending Board meetings. As of December 19, 1997, the Trustees and Officers of the Trust own less than 1% of the shares of the Fund.

                  Statement of Additional Information Page 29

                          GT GLOBAL NEW DIMENSION FUND

                                   MANAGEMENT

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MANAGEMENT SERVICES RELATING TO THE FUND
The Manager acts as the manager for the Fund pursuant to a contract with the Trust. The Manager receives no fees for providing management services to the Fund.

DISTRIBUTION SERVICES RELATING TO THE FUND
The Fund's Class A, Class B and Class C shares are offered continuously through the Fund's principal underwriter and distributor, GT Global, on a "best efforts" basis pursuant to separate Distribution Contracts between the Trust and GT Global.

As  described in the  Prospectus, the Trust has  adopted a separate Distribution
Plan with respect to the Class A, Class B and Class C shares of the Fund in accordance with Rule 12b-1 under the 1940 Act (each a "Class A Plan," "Class B Plan," and "Class C Plan," respectively, and collectively, "Plans"). The rate of payments by the Fund under the Plans, as described in the Prospectus, may not be increased without the approval of the majority of the outstanding voting securities of the affected class. All expenses for which GT Global is reimbursed under a Class A Plan will have been incurred within one year of such reimbursement.

In approving the Plans, the Trustees determined that the adoption of the Plans was in the best interests of the shareholders of the Fund. Agreements related to the Plans must also be approved by such vote of the Trustees, including a majority of Trustees who are not "interested persons" of the Trust (as defined in the 1940 Act) and who have no direct or indirect financial interests in the operation of the Plans, or in any agreement related thereto.

Each Plan requires that, at least quarterly, the Trustees review the amounts expended thereunder and the purposes for which such expenditures were made. Each Plan requires that so long as it is in effect, the selection and nomination of Trustees who are not "interested persons" of the Trust will be committed to the discretion of the Trustees who are not "interested persons" of the Trust, as defined in the 1940 Act.

As discussed in the Prospectus, GT Global collects sales charges on sales of Class A shares of the Fund, retains certain amounts of such charges and reallows other amounts of such charges to broker/dealers that sell shares.

GT Global receives any contingent deferred sales charges ("CDSCs") payable with respect to redemptions of Class B shares, Class C shares and certain Class A shares.

TRANSFER AGENCY AND ACCOUNTING AGENCY SERVICES
The  Transfer  Agent  has  been  retained by  the  Fund  to  perform shareholder servicing, reporting and general transfer agent functions for it. For these services, the Transfer Agent receives an annual maintenance fee of $17.50 per account, a new account fee of $4.00 per account, a per transaction fee of $1.75 for all transactions other than exchanges and a per exchange fee of $2.25. The Transfer Agent is also reimbursed for its out-of-pocket expenses for such items as postage, forms, telephone charges, stationery and office supplies. The Manager also serves as the Fund's pricing and accounting agent. See "Additional Information -- Special Servicing Agreement."

                  Statement of Additional Information Page 30

                          GT GLOBAL NEW DIMENSION FUND

                            VALUATION OF FUND SHARES

--------------------------------------------------------------------------------

As described in the Prospectus, the Fund's net asset value per share for each class of shares is determined each day on which the New York Stock Exchange ("NYSE") is open for business ("Business Day") as of the close of regular trading on the NYSE (currently 4:00 p.m. Eastern Time, unless weather, equipment failure or other factors contribute to an earlier closing time). Currently, the NYSE is closed on weekends and on certain days relating to the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, July 4th, Labor Day, Thanksgiving Day and Christmas Day.

The value of the shares of the Underlying Theme Funds will be their net asset value at the time the net asset value of the Fund is determined.

--------------------------------------------------------------------------------

                         INFORMATION RELATING TO SALES
                                AND REDEMPTIONS

--------------------------------------------------------------------------------

PAYMENT AND TERMS OF OFFERING
Payment for Class A, Class B or Class C shares of the Fund purchased should accompany the purchase order, or funds should be wired to the Transfer Agent as described in the Prospectus. Payment for Fund shares, other than by wire transfer, must be made by check or money order drawn on a U.S. bank. Checks or money orders must be payable in U.S. dollars.

As a condition of this offering, if an order to purchase Class A, Class B or Class C shares is canceled due to nonpayment (for example, on account of a check returned for "not sufficient funds"), the person who made the order will be responsible for any loss incurred by the Underlying Theme Fund by reason of such cancellation, and if such purchaser is a shareholder, the Fund shall have the authority as agent of the shareholder to redeem shares in his or her account at their then-current net asset value per share to reimburse the Fund for the loss incurred. Investors whose purchase orders have been canceled due to nonpayment may be prohibited from placing future orders.

The Fund reserves the right at any time to waive or increase the minimum requirements applicable to initial or subsequent investments with respect to any person or class of persons. An order to purchase shares is not binding on the Fund until it has been confirmed in writing by the Transfer Agent (or other arrangements made with the Fund, in the case of orders utilizing wire transfer of funds, as described above) and payment has been received. To protect existing shareholders, the Fund reserves the right to reject any offer for a purchase of shares by any individual.

SALES OUTSIDE THE UNITED STATES
Sales of Fund shares made through brokers outside the United States will be at net asset value plus a sales commission, if any, established by that broker or by local law. Such a commission, if any, may be more or less than the sales charges listed in the sales charge table included in the Prospectus.

AUTOMATIC INVESTMENT PLAN -- CLASS A, CLASS B AND CLASS C SHARES
To establish participation in the Fund's Automatic Investment Plan ("AIP"), investors or their broker/dealers should specify whether investment will be in Class A, Class B or Class C shares and should send the following documents to the Transfer Agent: (1) an AIP Application; (2) a Bank Authorization Form; and
(3) a voided personal check from the pertinent bank account. The necessary forms are provided at the back of the Prospectus. Provided that an investor's bank accepts the Bank Authorization Form, investment amounts will be drawn on the designated dates (monthly on the 25th day or beginning quarterly on the 25th day of the month the investor first selects) in order to purchase full and fractional shares of the Fund at the public offering price determined on that day. In the event that the 25th day falls on a Saturday, Sunday or holiday, shares will be purchased on the next business day. If an investor's check is returned because of insufficient funds or a stop payment order or if the account is closed, the AIP may be discontinued, and any share purchase made upon deposit of such check may be canceled. Furthermore, the shareholder will be liable for any loss incurred by the

                  Statement of Additional Information Page 31

                          GT GLOBAL NEW DIMENSION FUND
Fund by reason of such cancellation. Investors should allow one month for the establishment of an AIP. An AIP may be terminated by the Transfer Agent or the Fund upon thirty days' written notice or by the participant at any time without penalty, upon written notice to the Fund or the Transfer Agent.

LETTER OF INTENT -- CLASS A SHARES
The Letter of Intent ("LOI") is not a binding obligation to purchase the indicated amount. During such time as Class A shares are held in escrow under an LOI to ensure payment of applicable sales charges if the indicated amount is not met, all dividends and capital gain distributions on escrowed shares will be reinvested in additional Class A shares or paid in cash, as specified by the shareholder. If the intended investment is not completed within the specified thirteen-month period, the purchaser must remit to GT Global the difference between the sales charge actually paid and the sales charge which would have been applicable if the total Class A purchases had been made at a single time. If this amount is not paid to GT Global within twenty days after written request, the appropriate number of escrowed shares will be redeemed and the proceeds paid to GT Global.

A registered investment adviser, trust company or trust department seeking to execute an LOI as a single purchaser with respect to accounts over which it exercises investment discretion is required to provide the Transfer Agent with information establishing that it has discretionary authority with respect to the money invested (e.g., by providing a copy of the pertinent investment advisory agreement). Class A shares purchased in this manner must be registered with the Transfer Agent so that only the investment adviser, trust company or trust department, and not the beneficial owner, will be able to place purchase, redemption and exchange orders.

CONVERSION OF CLASS B SHARES
Class B shares of the Fund automatically will convert to Class A shares as of the close of business on the last business day of the month in which the seventh anniversary of the initial issuance of such Class B shares occurs. For the purpose of calculating the holding period required for conversion of Class B shares, the initial issuance of Class B shares shall mean (i) the date on which such Class B shares were issued, or (ii) for Class B shares obtained through an exchange, or a series of exchanges, the date on which the original Class B shares were issued. For purposes of conversion to Class A, Class B shares purchased through the reinvestment of dividends and other distributions paid in respect of Class B shares will be held in a separate sub-account. Each time any Class B shares in the shareholder's regular account (other than those in the sub-account) convert to Class A, a pro rata portion of the Class B shares in the sub-account will also convert to Class A. The portion will be determined by the ratio that the shareholder's Class B shares converting to Class A bears to the shareholder's total Class B shares not acquired through dividends and other distributions.

The availability of the conversion feature is subject to the continuing availability of an opinion of counsel to the effect that the dividends and other distributions paid on Class A and Class B shares will not result in "preferential dividends" under the Internal Revenue Code and the conversion of shares does not constitute a taxable event. If the conversion feature ceased to be available, the Class B shares would not be converted and would continue to be subject to the higher ongoing expenses of the Class B shares beyond the seventh anniversary of the initial issuance of such Class B shares. The Manager has no reason to believe that this condition for the availability of the conversion feature will not be met.

INDIVIDUAL RETIREMENT ACCOUNTS ("IRAS") AND OTHER TAX-DEFERRED PLANS
Class A, Class B or Class C shares of the Fund may be purchased as the underlying investment for an IRA meeting the requirements of sections 408(a), 408A or 530 of the Internal Revenue Code of 1986, as amended (the "Code"), as well as for qualified retirement plans described in Code Section 401 and custodial accounts complying with Code Section 403(b)(7).

IRAS: If you have earned income from employment (including self-employment), you can contribute each year to an IRA up to the lesser of (1) $2,000 for yourself or $4,000 for you and your spouse, regardless of whether your spouse is employed, or (2) 100% of compensation. Some individuals may be able to take an income tax deduction for the contribution. Regular contributions may not be made for the year you become 70 1/2 or thereafter. Unless your and your spouse's earnings exceed a certain level, you also may establish an "education IRA" and/or a "Roth IRA." Although contributions to these new types of IRAs are nondeductible, withdrawals from them will be tax-free under certain circumstances. Please consult your tax advisor for more information. IRA applications are available from brokers or GT Global.

ROLLOVER IRAS: Individuals who receive distributions from qualified retirement plans (other than required distributions) and who wish to keep their savings growing tax-deferred can roll over (or make a direct transfer of) their distribution to a Rollover IRA. These accounts can also receive rollovers or transfers from an existing IRA. If an "eligible rollover distribution" from a qualified employer-sponsored retirement plan is not directly rolled over to an IRA (or certain

                  Statement of Additional Information Page 32

                          GT GLOBAL NEW DIMENSION FUND
qualified plans), withholding at the rate of 20% will be required for federal income tax purposes. A distribution from a qualified plan that is not an "eligible rollover distribution," including a distribution that is one of a series of substantially equal periodic payments, generally is subject to regular wage withholding or withholding at the rate of 10% (depending on the type and amount of the distribution), unless you elect not to have any withholding apply. Please consult your tax advisor for more information.

SEP-IRAS: Simplified employee pension plans ("SEPs" or "SEP-IRAs") provide self-employed individuals (and any eligible employees) with benefits similar to Keogh plans (i.e., self-employed individual retirement plans) or Code Section 401(k) plans, but with fewer administrative requirements and therefore potentially lower annual administration expenses.

CODE SECTION 403(b)(7) CUSTODIAL ACCOUNTS: Employees of public schools and most other tax-exempt organizations can make pre-tax salary reduction contributions to these accounts.

PROFIT-SHARING  (INCLUDING   SECTION   401(k))  AND   MONEY   PURCHASE   PENSION
PLANS: Corporations and other employers can sponsor these qualified defined contribution plans for their employees. A Section 401(k) plan, a type of profit-sharing plan, additionally permits the eligible, participating employees to make pre-tax salary reduction contributions to the plan (up to certain limits).

SIMPLE PLANS: Employers with no more than 100 employees that do not maintain another retirement plan may establish a Savings Incentive Match Plan for Employees ("SIMPLE") either as separate IRAs or as part of a Section 401(k) plan. SIMPLEs are not subject to the complicated nondiscrimination rules that generally apply to qualified retirement plans.

EXCHANGES
Class A and Class B shares of the Fund may be exchanged for shares of other GT Global Mutual Funds, based on their respective net asset values without imposition of any sales charges provided that the registration remains identical. Class A shares of the Fund may be exchanged only for Class A shares of other GT Global Mutual Funds. Class B shares of the Fund may be exchanged only for Class B shares of other GT Global Mutual Funds. Exchange privileges for Class C shares will not be available until other GT Global Mutual Funds commence offering Class C shares. The exchange privilege is not an option or right to purchase shares but is permitted under the current policies of the respective GT Global Mutual Funds. The privilege may be discontinued or changed at any time by any of the funds upon sixty days prior written notice to the shareholders of such fund  and is  available  only in  states where  the  exchange may  be  made legally. Before purchasing shares through the exercise of the exchange privilege, a shareholder should obtain and read a copy of the prospectus of the fund to be purchased and should consider the investment objective(s) of the fund.

TELEPHONE REDEMPTIONS
A corporation or partnership wishing to utilize telephone redemption services must submit a "Corporate Resolution" or "Certificate of Partnership" indicating the names, titles and the required number of signatures of persons authorized to act on its behalf. The certificate must be signed by a duly authorized officer(s), and, in the case of a corporation, the corporate seal must be affixed. All shareholders may request that redemption proceeds be transmitted by bank wire upon request directly to the shareholder's predesignated account at a domestic bank or savings institution if the proceeds are at least $1,000. Costs in connection with the administration of this service, including wire charges, currently are borne by the Fund. Proceeds of less than $1,000 will be mailed to the shareholder's registered address of record. The Fund and the Transfer Agent reserve the right to refuse any telephone instructions and may discontinue the aforementioned redemption options upon thirty days' written notice.

SYSTEMATIC WITHDRAWAL PLAN
Shareholders owning Class A, Class B or Class C shares of the Fund with a value of $10,000 or more may establish a Systematic Withdrawal Plan ("SWP"). Under an SWP, a shareholder will receive monthly or quarterly payments, in amounts of not less than $100 per payment, through the automatic redemption of the necessary number of shares on the designated dates (monthly on the 25th day or quarterly on the 25th day of January, April, July and October). In the event that the 25th day falls on a Saturday, Sunday or holiday, the redemption will take place on the prior business day. Certificates, if any, for the shares being redeemed must be held by the Transfer Agent. Checks will be made payable to the designated recipient and mailed within seven days. If the recipient is other than the registered shareholder, the signature of each shareholder must be guaranteed on the SWP application (see "How to Redeem Shares" in the Prospectus). A corporation (or partnership) must also submit a "Corporation Resolution" (or "Certificate of Partnership") indicating the names, titles, and signatures of the individuals authorized to act on its behalf, and the SWP application must be signed by a duly authorized officer(s) and the corporate seal affixed.

                  Statement of Additional Information Page 33

                          GT GLOBAL NEW DIMENSION FUND

With respect to a SWP, the maximum annual SWP withdrawal is 12% of the initial account value. Withdrawals in excess of 12% of the initial account value annually may result in assessment of a contingent deferred sales charge. See "How to Invest" in the Prospectus.

Shareholders should be aware that such systematic withdrawals may deplete or use up entirely the initial investment and result in the realization of long-term or short-term capital gains or losses. The SWP may be terminated at any time by the Transfer Agent or the Fund upon thirty days' written notice or by a shareholder upon written notice to the Fund or the Transfer Agent. Applications and further details regarding establishment of an SWP are provided at the back of the Prospectus.

SUSPENSION OF REDEMPTION PRIVILEGES
The Fund may suspend redemption privileges or postpone the date of payment for more than seven days after a redemption order is received during any period (1) when the NYSE is closed other than customary weekend and holiday closings, or trading on the NYSE is restricted as directed by the SEC, (2) when an emergency exists, as defined by the SEC, which would prohibit the Fund or the Underlying Theme Portfolios from disposing of portfolio securities owned by them or in fairly determining the value of their assets, or (3) as the SEC may otherwise permit.

REDEMPTIONS IN KIND
It is possible that conditions may arise in the future that would, in the opinion of the Trust's Board of Trustees, make it undesirable for the Fund to pay for all redemptions in cash. In such cases, the Board may authorize payment to be made in portfolio securities or other property of the Fund, so-called "redemptions in kind." Payment of redemptions in kind will be made in readily marketable securities. Such securities would be valued at the same value assigned to them in computing the net asset value per share. Shareholders receiving such securities would incur brokerage costs in selling any such securities so received. However, despite the foregoing, the Trust has filed with the SEC an election pursuant to Rule 18f-1 under the 1940 Act. This means that the Fund will pay in cash all requests for redemption made by any shareholder of record, limited in amount with respect to each shareholder during any ninety-day period to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of such period. This election will be irrevocable so long as Rule 18f-1 remains in effect, unless the SEC by order upon application permits the withdrawal of such election.

                  Statement of Additional Information Page 34

                          GT GLOBAL NEW DIMENSION FUND

                                     TAXES

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TAXATION OF THE FUND
To continue to qualify for treatment as a regulated investment company ("RIC") under the Code, the Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income and net short-term capital gain) ("Distribution Requirement") and must meet several additional requirements. These requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities, or other income derived with respect to its business of investing in securities; (2) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs (including the Underlying Theme Funds) and other securities, with these other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (3) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs, including the Underlying Theme Funds) of any one issuer.

The Fund will invest its assets in shares of the Underlying Theme Funds, cash and money market instruments. Accordingly, the Fund's income will consist of distributions from the Underlying Theme Funds, net gains realized from the disposition of Underlying Theme Fund shares and interest. If an Underlying Theme Fund qualifies for treatment as a RIC under the Code -- each has done so for its past taxable years and intends to continue to do so for its current and future taxable years -- (1) dividends paid to the Fund from the Underlying Theme Fund's investment company taxable income (which may include net gains from certain foreign currency transactions) will be taxable to the Fund as ordinary income to the extent of the Underlying Theme Fund's earnings and profits and (2) distributions paid to the Fund from the Underlying Theme Fund's net capital gain (the excess of net long-term capital gain over net short-term capital loss), when designated as such, will be taxable to the Fund as long-term capital gains, regardless of how long the Fund has held the Underlying Theme Fund's shares. If shares of an Underlying Theme Fund are purchased within 30 days before or after redeeming at a loss, other shares of that Underlying Theme Fund (whether pursuant to a rebalancing of the Fund's portfolio or otherwise) all or a part of the loss will not be deductible by the Fund and instead will increase its basis for the newly purchased shares.

Although an Underlying Theme Fund will be eligible to elect to "pass-through" to its shareholders (including the Fund) the benefit of the foreign tax credit with respect to any foreign and U.S. possessions income taxes it pays if more than 50% in the value of its total assets at the close of any taxable year consists of securities of foreign corporations, the Fund will not qualify to pass that benefit through to its shareholders because of its inability to satisfy that asset test.

The Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

TAXATION OF THE FUND'S SHAREHOLDERS
Dividends and other distributions declared by the Fund, and payable to shareholders of record as of a date, in October, November or December of any year will be deemed to have been paid by the Fund and received by the shareholders on December 31 of that year if the distributions are paid by the Fund during the following January. Accordingly, those distributions will be taxed to shareholders for the year in which that December 31 falls.

A portion of the dividends from the Fund's investment company taxable income (whether paid in cash or reinvested in additional shares) may be eligible for the dividends-received deduction allowed to corporations. The eligible portion may not exceed the total of the Fund's share of the aggregate dividends received by each Underlying Theme Fund from U.S. corporations. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction may be subject indirectly to the alternative minimum tax.

If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares. Investors also should be

                  Statement of Additional Information Page 35

                          GT GLOBAL NEW DIMENSION FUND
aware that if shares are purchased shortly before the record date for any dividend or other distribution, the shareholder will pay full price for the shares and receive some portion of the price back as a taxable distribution.

Dividends paid by the Fund to a shareholder who, as to the United States, is a nonresident alien individual, nonresident alien fiduciary of a trust or estate, foreign corporation or foreign partnership ("foreign shareholder") generally will be subject to U.S. withholding tax (at a rate of 30% or lower treaty rate). Withholding will not apply, however, to a dividend paid by the Fund to a foreign shareholder that is "effectively connected with the conduct of a U.S. trade or business," in which case the reporting and withholding requirements applicable to domestic shareholders will apply. A distribution of net capital gain by the Fund to a foreign shareholder generally will be subject to U.S. federal income tax (at the rates applicable to domestic persons) only if the distribution is "effectively connected" or the foreign shareholder is treated as a resident alien individual for federal income tax purposes.

The foregoing is a general and abbreviated summary of certain federal tax considerations affecting the Fund and its shareholders. Investors are urged to consult their own tax advisers for more detailed information and for information regarding any foreign, state and local taxes applicable to distributions received from the Fund.

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                             ADDITIONAL INFORMATION

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SPECIAL SERVICING AGREEMENT
Subject to the receipt of an order pursuant to a pending exemptive application with the Securities and Exchange Commission and a private letter ruling pursuant to a pending request therefor with the Internal Revenue Service, a Special Servicing Agreement (the "Service Agreement") will be entered into among the Manager, the Underlying Theme Funds, GT Global Investor Services, Inc., and the Trust. The Service Agreement will provide that, if the officers of any Underlying Theme Fund, at the direction of the Board of Directors, determine that the aggregate expenses of the Fund are less than the estimated savings to the Underlying Theme Fund from the operation of the Fund, the Underlying Theme Fund will bear those expenses in proportion to the average daily value of its shares owned by the Fund and/or the number of shareholder accounts at the Fund. No Underlying Theme Fund will bear such expenses in excess of the estimated savings to it. Such savings are expected to result primarily from the elimination of numerous separate shareholder accounts which are or would have been invested directly in the Underlying Theme Funds and the resulting reduction in shareholder servicing costs. In this regard, the shareholder servicing costs to any Underlying Theme Fund for servicing one account registered to the Trust would be significantly less than the cost to that same Underlying Theme Fund of servicing the same pool of assets contributed in the typical fashion by a large group of individual shareholders owning small accounts in each Underlying Theme Fund. If the Fund's costs exceed the aggregate estimated savings to the Underlying Theme Funds, the Manager will pay the excess on behalf of the Fund.

Rule 12b-1 distribution and service fees will not be paid in accordance with the Service Agreement. Nor will certain non-recurring and extraordinary expenses be payable in accordance therewith including: the fees and costs of actions, suits or proceedings and any penalties or damages in connection therewith, to which the Trust and/or the Fund may incur directly, or may incur as a result of its legal obligation to provide indemnification to its officers, trustees and agents; the fees and costs of any governmental investigation and any fines or penalties in connection therewith; and any federal, state or local tax, or related interest penalties or additions to tax, incurred, for example, as a result of the Trust's failure to distribute all of its income and gains, its failure to qualify as a RIC under the Code, or failure to timely file any required tax returns or other filings. Amounts not payable pursuant to the Service Agreement will be paid by the Fund.

LIECHTENSTEIN GLOBAL TRUST
Liechtenstein Global Trust AG, formerly BIL GT Group, is composed of the Manager and its worldwide affiliates. Other worldwide affiliates of Liechtenstein Global Trust include LGT Bank in Liechtenstein, formerly Bank in Liechtenstein, an international financial services institution founded in 1920. LGT Bank in Liechtenstein has principal offices in Vaduz, Liechtenstein. Its subsidiaries currently include LGT Bank in Liechtenstein (Deutschland) GmbH, formerly Bank in Liechtenstein (Frankfurt) GmbH, and LGT Asset Management AG, formerly Bilfinanz und Verwaltung AG, in Zurich, Switzerland.

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                          GT GLOBAL NEW DIMENSION FUND

Worldwide asset management affiliates also currently include LGT Asset Management PLC, formerly G.T. Management PLC, in London, England; LGT Asset Management Ltd., formerly G.T. Management (Asia) Ltd., in Hong Kong; LGT Asset Management Ltd., formerly G.T. Management (Japan) Ltd., in Tokyo; LGT Asset
Management Pte. Ltd., formerly G.T. Management (Singapore) PTE Ltd., in Singapore; LGT Asset Management Ltd., formerly G.T. Management (Australia) Ltd., in Sydney; and LGT Asset Management GmbH, formerly BIL Asset Management GmbH, in Frankfurt.

CUSTODIAN
State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, acts as custodian of the Fund's and the Underlying Theme Portfolios' assets.

INDEPENDENT ACCOUNTANTS
The Trust's independent accountants are Coopers & Lybrand L.L.P., One Post Office Square, Boston, Massachusetts 02109. Coopers & Lybrand L.L.P. conducts annual audits of the Fund's financial statements, assists in the preparation of the Fund's federal and state income tax returns and consults with the Trust as to matters of accounting, regulatory filings, and federal and state income taxation.

The audited financial statements of the Trust included in this Statement of Additional Information have been examined by Coopers & Lybrand L.L.P., as stated in their opinion appearing herein, and are included in reliance upon such opinion given upon the authority of that firm as experts in accounting and auditing.

USE OF NAME
The Manager has granted the Trust the right to use the "GT" and "GT Global" names and has reserved the right to withdraw its consent to the use of such names by the Trust at any time or to grant the use of such names to any other company.

SHAREHOLDER LIABILITY
Under certain circumstances, shareholders of the Fund may be held personally liable for the obligations of the Fund. The Trust's Declaration of Trust provides that shareholders shall not be subject to any personal liability for the acts or obligations of the Fund or the Trust and that every written agreement, obligation or other undertaking made or issued by the Fund or the Trust shall contain a provision to the effect that shareholders are not personally liable thereunder. The Declaration of Trust provides for indemnification out of the Trust's assets under certain circumstances, and further provides that the Trust shall, upon request, assume the defense of any act or obligation of the Fund or the Trust and that the Fund will indemnify the shareholder for all legal and other expenses incurred therewith. Thus, the risk of any shareholder's incurring financial loss beyond his or her investment, because of this theoretical shareholder liability, is limited to circumstances in which the Fund or the Trust itself would be unable to meet its obligations.

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                               INVESTMENT RESULTS

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STANDARDIZED RETURNS
The Fund's "Standardized Returns," as referred to in the Prospectus (see "Other Information -- Performance Information" in the Prospectus), is calculated separately for Class A, Class B and Class C shares of the Fund, as follows:
Standardized Return (average annual total return ("T")) is computed by using the ending redeeming value ("ERV") of a hypothetical initial investment of $1,000 ("P") over a period of years ("n") according to the following formula as required by the SEC: P(1+T) = ERV. The following assumptions will be reflected in computations made in accordance with this formula: (1) for Class A shares, deduction of the maximum sales charge of 4.75% from the $1,000 initial investment; (2) for Class B shares, deduction of the applicable contingent deferred sales charge imposed on a redemption of Class B shares held for the period; (3) reinvestment of dividends and other distributions at net asset value on the reinvestment date determined by the Trust's Board of Trustees; and (4) a complete redemption at the end of any period illustrated.

NON-STANDARDIZED RETURNS
In addition to Standardized Returns, the Fund also may include in advertisements, sales literature and shareholder reports other total return performance data ("Non-Standardized Return"). Non-Standardized Return is calculated separately for Class A, Class B and Class C shares of the Fund and may be calculated according to several different formulas.

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                          GT GLOBAL NEW DIMENSION FUND
Non-Standardized Returns may be quoted for the same or different time periods for which Standardized Returns are quoted. Non-Standardized Returns may or may not take sales charges into account; performance data calculated without taking the effect of sales charges into account will be higher than data including the effect of such charges.

Average annual Non-Standardized Return ("T") is computed by using the ending redeeming value ("ERV") of a hypothetical initial investment of $1,000 ("P") over a period of years ("n") according to the following formula as required by the SEC: P(1+T) = ERV. The following assumptions will be reflected in computations made in accordance with this formula: (1) no deduction of sales charges; (2) reinvestment of dividends and other distributions at net asset value on the reinvestment date determined by the Board; and (3) a complete redemption at the end of any period illustrated.

The Fund's investment results will vary from time to time depending upon market conditions, the composition of each Underlying Theme Portfolio's portfolio, and operating expenses of the Fund, so that current or past yield or total return should not be considered representative of what an investment in the Fund may earn in any future period. These factors and possible differences in the methods used in calculating investment results should be considered when comparing the Fund's investment results with those published for other investment companies and other investment vehicles. The Fund's results also should be considered relative to the risks associated with the Fund's investment objective and policies.

IMPORTANT POINTS TO NOTE ABOUT DATA RELATING TO WORLD EQUITY AND BOND MARKETS The Fund and GT Global may from time to time in advertisements, sales literature and reports furnished to present or prospective shareholders compare the Fund with the following, among others:

        (1) The Consumer Price Index ("CPI"), which is a measure of the average change in prices over time in a fixed market basket of goods and services (e.g., food, clothing, shelter, fuels, transportation fares, charges for doctors' and dentists' services, prescription medicines, and other goods and services that people buy for day-to-day living). There is inflation risk which does not affect a security's value but its purchasing power, i.e. the risk of changing price levels in the economy that affects security prices or the price of goods and services.

        (2) Data and mutual fund rankings published or prepared by Lipper Analytical Data Services, Inc. ("Lipper"), CDA/Wiesenberger Investment Companies Service ("CDA/Wiesenberger"), Morningstar, Inc., Micropal, Inc. and/or other companies that rank and/or compare mutual funds by overall performance, investment objectives, assets, expense levels, periods of existence and/or other factors. In this regard the Fund may be compared to its "peer group" as defined by Lipper, CDA/Wiesenberger, Morningstar and/or other firms, as applicable, or to specific funds or groups of funds within or outside of such peer group. Lipper generally ranks funds on the basis of total return, assuming reinvestment of distributions, but does not take sales charges or redemption fees into consideration, and is prepared without regard to tax consequences. In addition to the mutual fund rankings, the Fund's performance may be compared to mutual fund performance indices prepared by Lipper. Morningstar is a mutual fund rating service that also rates mutual funds on the basis of risk-adjusted performance. Morningstar ratings are calculated from a fund's three, five and ten year average annual returns with appropriate fee adjustments and a risk factor that reflects fund performance relative to the three-month U.S. Treasury bill monthly returns. Ten percent of the funds in an investment category receive five stars and 22.5% receive four stars. The ratings are subject to change each month.

        (3) Bear Stearns Foreign Bond Index, which provides simple average returns for individual countries and gross national product ("GNP") weighted index, beginning in 1975. The returns are broken down by local market and currency.

        (4) Ibbotson Associates International Bond Index, which provides a detailed breakdown of local market and currency returns since 1960.

        (5) Standard & Poor's 500 Composite Stock Price Index, which is a widely recognized index composed of the capitalization-weighted average of the price of 500 of the largest publicly traded stocks in the United States.

        (6) Dow Jones Industrial Average.

        (7) CNBC/Financial News Composite Index.

        (8) Morgan Stanley Capital International World Indices, including, among others, the Morgan Stanley Capital International Europe, Australia, Far East Index ("EAFE Index"). The EAFE index is an unmanaged index of more than 1,000 companies in Europe, Australia and the Far East.

        (9) Morgan Stanley Capital International All Country (AC) World Index ("MSCI"). The MSCI is a broad, unmanaged index of global stock prices, currently comprising 2500 different issuers, located in 47 countries, and grouped in 38 separate industries.

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                          GT GLOBAL NEW DIMENSION FUND

       (10) Salomon Brothers World Government Bond Index and Salomon Brothers World Government Bond Index-Non-U.S., each of which is a widely used index composed of world government bonds.

       (11) The World Bank Publication of Trends in Developing Countries (TIDE), which provides brief reports on most of the World Bank's borrowing members. The World Development Report is published annually and looks at global and regional economic trends and their implications for the developing economies.

       (12) Salomon Brothers Global Telecommunications Index, which is composed of telecommunications companies in the developing and emerging countries.

       (13) Datastream and Worldscope, each of which is an on-line database retrieval service for information including international financial and economic data.

       (14) International Financial Statistics, which is produced by the International Monetary Fund.

       (15) Various publications and annual reports, produced by the World Bank and its affiliates.

       (16) Various publications from the International Bank for Reconstruction and Development.

       (17) Various publications produced by ratings agencies such as Moody's, S&P and Fitch.

       (18) Wilshire Associates, which is an on-line database for international financial and economic data including performance measure for a wide range of securities.

       (19) Bank Rate National Monitor Index, which an average of the quoted rates for 100 leading banks and thrifts in ten U.S. cities.

       (20) International Finance Corporation ("IFC") Emerging Markets Data Base, which provides detailed statistics on stock and bond markets in developing countries.

       (21) Various publications from the Organization for Economic Cooperation and Development ("OECD").

       (22) Average of savings accounts, which is a measure of all kinds of savings deposits, including longer-term certificates. Savings accounts offer a guaranteed rate of return on principal, but no opportunity for capital growth. During a portion of the period, the maximum rates paid on some savings deposits were fixed by law.

Indices, economic and financial data prepared by the research departments of various financial organizations, such as Salomon Brothers, Inc., Lehman Brothers, Merrill Lynch, Pierce, Fenner & Smith, Inc., Financial Research Corporation, J.P. Morgan, Morgan Stanley, Smith Barney Shearson, S.G. Warburg, Jardine Flemming, The Bank for International Settlements, Asian Development
Bank, Bloomberg, L.P., and Ibbotson Associates, may be used, as well as information reported by the Federal Reserve and the respective central banks of various nations. In addition, GT Global may use performance rankings, ratings and commentary reported periodically in national financial publications, including Money Magazine, Mutual Fund Magazine, Smart Money, Global Finance, EuroMoney, Financial World, Forbes, Fortune, Business Week, Latin Finance, the Wall Street Journal, Emerging Markets Weekly, Kiplinger's Guide To Personal Finance, Barron's, The Financial Times, USA Today, The New York Times, Far Eastern Economic Review, The Economist and Investors Business Digest. The Fund may compare its performance to that of other compilations or indices of comparable quality to those listed above and other indices that may be developed and made available in the future.

Information relating to foreign market performance, capitalization and diversification is based on sources believed to be reliable but may be subject to revision and has not been independently verified by the Fund or GT Global. The authors and publishers of such material are not to be considered as "experts" under the 1933 Act, on account of the inclusion of such information herein.

A portion of the performance figures for each market includes the positive or negative effects of the currency exchange rates effective at December 31 of each year between the U.S. dollar and currency of the foreign market (e.g., Japanese Yen, German Deutschemark, and Hong Kong Dollar). A foreign currency that has strengthened or weakened against the U.S. dollar will positively or negatively affect the reported returns, as the case may be.

GT Global believes that this information may be useful to investors considering whether and to what extent to diversify their investments through the purchase of mutual funds investing in securities on a global basis. However, this data is not a representation of the past performance of the Fund, nor is it a prediction of such performance. The performance of the Fund will differ from the historical performance of relevant indices. The performance of indices does not take expenses into account, while the Fund incurs expenses in its operations, which will reduce performance. Each of these factors will cause the performance of the Fund to differ from relevant indices.

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                          GT GLOBAL NEW DIMENSION FUND

From time to time, the Fund and GT Global may refer to the number of shareholders in the Fund or the aggregate number of shareholders in all GT Global Mutual Funds or the dollar amount of the Fund's assets under management or rankings by DALBAR Surveys, Inc. in advertising materials.

GT  Global  believes  the  Fund  is  an  appropriate  investment  for  long-term
investment  goals  including  funding   retirement,  paying  for  education   or
purchasing a house. GT Global may provide information designed to help individuals understand their investment goals and explore various financial strategies. For example, GT Global may describe general principles of investing, such as asset allocation, diversification and risk tolerance. The Fund does not represent a complete investment program, and investors should consider the Fund as appropriate for a portion of their overall investment portfolio with regard to their long-term investment goals. There is no assurance that any such information will lead to achieving these goals or guarantee future results.

From time to time, GT Global may refer to or advertise the names of U.S. and non-U.S. companies and their products, although there can be no assurance that any GT Global Mutual Fund may own the securities of these companies.

Ibbotson Associates of Chicago, Illinois (Ibbotson) provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the CPI), and combinations of various capital markets. The performance of these capital markets are based on the returns of different indices.

GT Global Mutual Funds may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the funds. Ibbotson calculates total returns in the same method as the funds.

The Fund may quote various measures of volatility and benchmark correlation such as beta, standard deviation and R in advertising. In addition, the Fund may compare these measures to those of other funds. Measures of volatility seek to compare the Fund's historical share price fluctuations or total returns compared to those of a benchmark. All measures of volatility and correlation are calculated using averages of historical data.

The Fund may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging programs. In such a program, an investor invests a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares through periods of low price levels.

The Fund may describe in its sales material and advertisements how an investor may invest in GT Global Mutual Funds through various retirement plans or other programs that offer deferral of income taxes on investment earnings and to which an investor may make deductible contributions. Because of their advantages, these retirement plans and programs may produce returns superior to comparable non-retirement investments. For example, a $10,000 investment earning a taxable return of 10% annually would have an after-tax value of $17,976 after ten years, assuming tax was deducted from the return each year at a 39.6% rate. An equivalent tax-deferred investment would have an after-tax value of $19,626 after ten years, assuming tax was deducted at a 39.6% rate from the deferred earnings at the end of the ten-year period. In sales material and advertisements, the Fund may also discuss these plans and programs. See "Information Relating to Sales and Redemptions -- Individual Retirement Accounts ("IRAs") and Other Tax-Deferred Plans."

GT Global may from time to time in its sales materials and advertising discuss the risks inherent in investing. The major types of investment risk are market risk, industry risk, credit risk, interest rate risk, liquidity risk and inflation risk. Risk represents the possibility that you may lose some or all of your investment over a period of time. A basic tenet of investing is the greater the potential reward, the greater the risk.

From time to time, the Fund and GT Global will quote data regarding industries, companies, individual countries, regions, world stock exchanges, and economic and demographic statistics from sources GT Global deems reliable, including the economic and financial data of financial organizations, such as:

 1) Stock market capitalization: Morgan Stanley Capital International World Indices, IFC and Datastream.

 2) Stock market trading volume: Morgan Stanley Capital International Industry Indices and IFC.

 3) The number of listed companies: IFC, GT Guide to World Equity Markets, Salomon Brothers, Inc., and S.G. Warburg.

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                          GT GLOBAL NEW DIMENSION FUND

 4) Wage rates: U.S. Department of Labor Statistics and Morgan Stanley Capital International World.

 5) International industry performance: Morgan Stanley Capital International World Indices, Wilshire Associates and Salomon Brothers, Inc.

 6) Stock  market  performance:  Morgan  Stanley  Capital  International   World
    Indices, IFC and Datastream.

 7) The Consumer Price Index and inflation rate: The World Bank, Datastream and IFC.

 8) Gross Domestic Product ("GDP"): Datastream and The World Bank.

 9) GDP growth rate: IFC, The World Bank and Datastream.

10) Population: The World Bank, Datastream and United Nations.

11) Average annual growth rate (%) of population: The World Bank, Datastream and United Nations.

12) Age distribution within populations: OECD and United Nations.

13) Total exports and imports by year: IFC, The World Bank and Datastream.

14) Top three companies by country, industry or market: IFC, GT Guide to World Equity Markets, Salomon Brothers Inc., and S.G. Warburg.

15) Foreign direct investments to developing countries: The World Bank and Datastream.

16) Supply, consumption, demand and growth in demand of certain products, services and industries, including, but not limited to electricity, water, transportation, construction materials, natural resources, technology, other basic infrastructure, financial services, health care services and supplies, consumer products and services and telecommunications equipment and services (sources of such information may include, but would not be limited to, The World Bank, OECD, IMF, Bloomberg and Datastream).

17) Standard deviation and performance returns for U.S. and non-U.S. equity and bond markets: Morgan Stanley Capital International.

18) Countries restructuring their debt, including those under the Brady Plan: the Manager.

19) Political and economic structure of countries: Economist Intelligence Unit.

20) Government and corporate bonds -- credit ratings, yield to maturity and performance returns: Salomon Brothers, Inc.

21) Dividend yields for U.S. and non-U.S. companies: Bloomberg.

From time to time, GT Global may include in its advertisement and sales material, information about privatization which is an economic process involving the sale of state-owned companies to the private sector.

In advertising and sales materials, GT Global may make reference to or discuss its products, services and accomplishments. Among these accomplishments are that in 1983 the Manager provided assistance to the government of Hong Kong in linking its currency to the U.S. dollar, and that in 1987 Japan's Ministry of Finance licensed LGT Asset Management Ltd. as one of the first foreign discretionary investment managers for Japanese investors. Such accomplishments, however, should not be viewed as an endorsement of the Manager by the government of Hong Kong, Japan's Ministry of Finance or any other government or government agency. Nor do any such accomplishments of the Manager provide any assurance that the GT Global Mutual Funds' investment objectives will be achieved.

GT GLOBAL ADVANTAGE
As part of Liechtenstein Global Trust, GT Global continues a 75-year tradition of service to individuals and institutions. Today we bring investors a combination of experience, worldwide resources, a global perspective, investment talent and a time tested investment discipline. With investment professionals in nine offices worldwide, we witness world events and economic developments firsthand.

The key to achieving consistent results is following a disciplined investment process. Our approach to asset allocation takes advantage of GT Global's worldwide presence and global perspective. Our "macroeconomic" worldview determines our overall strategy of regional, country and sector allocations. Our bottom up process of security selection combines fundamental research with quantitative analysis through our proprietary models.

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                          GT GLOBAL NEW DIMENSION FUND

Built in checks and balances strengthen the process, enhancing professional experience and judgment with an objective assessment of risk. Ultimately, each security we select has passed a ranking system that helps our portfolio teams determine when to buy and when to sell.

GT Global describes the major stages of economic development as revolving in a "virtuous cycle." From time to time, each Fund and GT Global may discuss the virtuous cycle in its sales literature and advertising. This cycle operates worldwide, forcing companies to become increasingly competitive in an ever-expanding global marketplace. GT Global has identified the following sequential stages within the virtuous cycle:

FALLING BORDERS AND TRADE BARRIERS: Barriers between countries diminish, increasing the potential for world trade and promoting global competition.

CAPITAL FLOWS FROM DEVELOPED MARKETS TO EMERGING MARKETS: As barriers fall, restrictions on the free movement of capital in and out of a country are often reduced or removed. The flow of money from developed to developing markets gains momentum.

INDUSTRIALIZATION OF EMERGING MARKETS: With capital flowing across borders, many developing nations are able to quickly begin their process of industrialization.

INCREASED DEMAND FOR GLOBAL CONSUMER PRODUCTS: As people in emerging markets experience rising standards of living due to increased industrialization, they demand more consumer products which can help spur global trade flows.

GT Global believes that we increasingly live in a world without boundaries in terms of trade, competition and investment opportunities. Therefore, GT Global believes it's becoming more relevant to look at investing in terms of industrial groupings, or themes, as an alternative to the traditional, primary focus on regions. GT Global believes such themes make movement possible between stages in the virtuous cycle of economic progress.

GENERAL INFORMATION ABOUT THE UNDERLYING THEME PORTFOLIOS
Each Underlying Theme Portfolio may invest worldwide across industries within the Portfolio's area of concentration without national or regional restrictions. The ability of each Underlying Theme Portfolio to invest worldwide may allow the portfolio managers to select industries in different economic cycles and varying stages of development, though there is no assurance that the managers will be successful in this selection.

Each Underlying Theme Portfolio's area of concentration reflects the underlying theme of the Portfolio. GT Global believes that there are certain social, political and economic trends that may benefit one or more industries within an Underlying Theme Portfolio's area of concentration. Of course, there is no assurance that any of the Funds will benefit as a result.

HEALTH CARE FUND
From time to time the Fund and GT Global will quote information including data regarding:

    / / Trading volume, number of listed companies and the largest companies of the global health care industry

    / / Expenditures by various countries, regions and age groups on health care

    / / Population of countries, regions and age groups

    / / Natality and mortality rates in various regions, countries and age groups

    / / Life expectancy rates in various regions, countries and age groups

    / / New health care products and products seeking approval

    / / Health maintenance organizations (HMOs) and their enrollment growth

    / / Studies from, but not limited to, the American Medical Association showing the effectiveness of using drugs to cure illness

    / / Medical technology and devices in use or in development

    / / Regulatory environment of health care industries

    / / Consolidation in the health care industries

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                          GT GLOBAL NEW DIMENSION FUND

The information quoted has not been independently verified by the Fund or GT Global and will be based on data provided that is believed to be reliable and accurate from sources including the following:

    / / Research  firms such as  Mehta and Isaly  which publishes PHARMACEUTICAL
        PORTFOLIO RECOMMENDATIONS

    / / OECD and its publications such as the OECD HEALTH DATA, as supplemented annually

    / / Morgan Stanley Capital International stock market industry indices such as Health & Personal Care

    / / The World  Bank  and its  publications  such as  THE  WORLD  DEVELOPMENT
        REPORT, as supplemented annually

    / / IFC and publications such as the EMERGING STOCK MARKETS FACTBOOK

INFORMATION ABOUT THE GLOBAL HEALTH CARE INDUSTRIES
The Fund and the Manager believe that certain market and demographic factors merit an investor's consideration when making a health care investment. Worldwide standards of living and life expectancy have increased at a substantial rate. Chancellor LGT Asset Management, Inc. (the "Manager"), the investment adviser to the GT Global Mutual Funds, expects this growth, which works to the general benefit of the global health care industry, to continue at a roughly comparable rate in the future, although no assurances can be given in this regard. Moreover, according to the Manager, the health care industry historically has proven to be a relatively non-cyclical industry that continues to provide goods and services to the public in periods of economic weakness as well as economic strength.

The Manager believes that the anticipated increase in the world's elderly population could increase demand for health care products and services. For example, according to data compiled by the Manager, in Japan the number of people age 65 and older is expected to grow over 100% by the year 2025; in Germany, France and the U.S., the same age group should grow 40%. Similarly, the U.S. Census Bureau predicts the number of Americans 85 and older to double in the next 30 years. From time to time, the Fund and GT Global will quote information including, but not limited to, international data regarding populations, birth rates, mortality rates, life expectancy, health care expenditures, and gross domestic product vs. life expectancy. The information quoted has not been independently verified by the Fund or GT Global and will be based on data that is believed to be reliable and accurate.

TELECOMMUNICATIONS FUND
From time to time the Fund and GT Global will quote information including data regarding:

    / / Increased usage  of  new  technologies  such as,  but  not  limited  to,
        cellular   and  wireless  communications  in  emerging  and  established countries around the world

    / / Supply and demand of telephone equipment and services

    / / Regulatory environment of telecommunications industries

    / / Revenue, price and usage of telecommunications products and services

    / / Privatization and/or deregulation of telecommunications companies

The information quoted has not been independently verified by the Fund or GT Global and will be based on data provided that is believed to be reliable and accurate from sources including the following:

    / / Salomon Brothers World Equity Telecommunications Index, which includes stock market data about the telecommunications industry in established and developing markets

    / / OECD  and  other  publications  from   its  subsidiaries  such  as   the
        International Telecommunications Union

    / / Morgan Stanley Capital International stock market industry indices such as Telecommunications, Broadcasting & Publishing and Data Processing & Reproduction

    / / International Technology Consultants, a Washington D.C. based firm which publishes reports such as EASTERN EUROPEAN & SOVIET TELECOM REPORT and LATIN AMERICAN TELECOM REPORT

    / / Telegeography and other publications

DEREGULATION IN THE UNITED STATES
The United States has been the bellwether for deregulation of the telephone industry. The divestiture of the Bell System from American Telephone and Telegraph has produced competing companies in the United States. Such U.S. market-driven competition has, for example, led to lower costs for consumers which in turn led to greater consumer usage and to higher industrywide revenues. The Manager expects this scenario to continue to benefit such companies in the U.S. and

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                          GT GLOBAL NEW DIMENSION FUND
similarly to be realized by the established telecommunications companies in established economies, although no assurances can be made in this regard.

CONSUMER PRODUCTS AND SERVICES FUND
From time to time the Fund and GT Global will quote information including data regarding:

    / / Trading volume, number of listed companies and the largest companies located around the world in the consumer products and services industries

    / / Expenditures, demand and consumption by various countries, regions, income classes and age groups of consumer products and services

    / / Population of countries, regions and age groups

    / / Life expectancy rates in various regions, countries and age groups

    / / New consumer products and services in the development or manufacturing stages

    / / Income of various regions, countries and age groups

    / / Sales and sales growth of consumer products and services companies in their own country and abroad

    / / Sales, supply and demand of consumer products and services

    / / Parent companies and the products and services they distribute

    / / Regulatory environment of consumer products industries

The information quoted will not be independently verified by the Fund or GT Global and will be based on data provided that is believed to be reliable and accurate from sources including, but not limited to, the following:

    / / Consumer and trade groups

    / / Fortune magazine and other periodicals

    / / The World Bank and its publications

    / / The International Monetary Fund (IMF) and its publications

    / / IFC and its publications

    / / OECD and its publications

INFRASTRUCTURE FUND
From time to time the Fund and GT Global may quote information including:

    / / Supply and demand of telephone equipment and services, electricity, water, transportation, construction materials and other infrastructure related products and services

    / / Regulatory environment of infrastructure industries

    / / Quantity and costs of current and projected infrastructure projects

    / / Privatization of industries and companies

    / / New   technologies,  products   and  services   used  in  infrastructure
        industries

    / / Infrastructure Finance Magazine and other periodicals

FINANCIAL SERVICES FUND
From time to time the Fund and GT Global may quote information including:

    / / Supply and demand of financial services

    / / Regulatory environment of financial service industries

    / / Credit ratings of U.S. and non-U.S. banks

    / / New technologies, products and services used in the financial services industries

    / / Consolidation in the financial services industries

                  Statement of Additional Information Page 44

                          GT GLOBAL NEW DIMENSION FUND

NATURAL RESOURCES FUND
From time to time the Fund and GT Global may quote information including:

    / / Supply, demand and prices of natural resources

    / / Regulatory environment of natural resources

    / / Supply,   demand  and  prices  of  products  manufactured  from  natural resources

    / / New technologies, products and services used in the natural resources industries

                  Statement of Additional Information Page 45

                          GT GLOBAL NEW DIMENSION FUND

                          DESCRIPTION OF DEBT RATINGS

--------------------------------------------------------------------------------

DESCRIPTION OF COMMERCIAL PAPER RATINGS
Moody's employs the designations "Prime-1" and "Prime-2" to indicate commercial paper having the highest capacity for timely repayment. Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity. Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This normally will be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

S&P rates commercial paper in four categories ranging from "A-1" for the highest quality obligations to "D" for the lowest. A-1 -- This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics will be denoted with a plus sign (+) designation. A-2 -- Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1." A-3 -- Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations. B -- Issues rated "B" are regarded as having only speculative capacity for timely payment. C -- This rating is assigned to short-term debt obligations with a doubtful capacity for payment. D -- Debt rated "D" is in payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

DESCRIPTION OF BOND RATINGS
Moody's rates the long-term debt securities issued by various entities from "Aaa" to "C." Investment Grade Ratings are the first four categories:

        Aaa -- Best quality. These securities carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

        Aa -- High quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

        A  --  Upper-medium-grade  obligations.   Factors  giving  security   to
    principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

        Baa -- Medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

        Ba -- Have speculative elements and their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

        B -- Generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

                  Statement of Additional Information Page 46

                          GT GLOBAL NEW DIMENSION FUND

        Caa -- Poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

        Ca -- Speculative in a high degree. Such issues are often in default or have other marked shortcomings.

        C -- Lowest rated class of bonds. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

ABSENCE OF RATING: Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

Should no rating be assigned, the reason may be one of the following:

    1.  An application for rating was not received or accepted.

    2. The issue or issuer belongs to a group of securities or companies that are not rated as a matter of policy.

    3.  There is a lack of essential data pertaining to the issue or issuer.

    4. The issue was privately placed, in which case the rating is not published in Moody's publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa to B in its corporate bond rating system. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

S&P rates the securities debt of various entities in categories ranging from "AAA" to "D" according to quality. Investment grade ratings are the first four categories:

        AAA -- Highest rating. Capacity to pay interest and repay principal is extremely strong.

        AA -- Very strong capacity to pay interest and repay principal and differs from the higher rated issues only in a small degree.

        A -- Has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

        BBB -- Regarded as having adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

        BB, B, CCC, CC, C -- Debt rated "BB," "B," "CCC," "CC," and "C" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "C" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

        BB -- Has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB-" rating.

        B -- Has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB-" rating.

        CCC -- Has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The "CCC" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B-" rating.

                  Statement of Additional Information Page 47

                          GT GLOBAL NEW DIMENSION FUND

        CC -- Typically applied to debt subordinated to senior debt that is assigned an actual or implied "CCC" rating.

        C -- Typically applied to debt subordinated to senior debt that is assigned an actual or implied "CCC-" debt rating. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

        C1 -- Reserved for income bonds on which no interest is being paid.

        D -- In payment default. The "D" category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. This rating will also be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

PLUS (+) OR MINUS (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR: Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

--------------------------------------------------------------------------------

                              FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

The audited Financial Statements of the Fund for the period September 15, 1997 (commencement of operations) to December 31, 1997 appear on the following pages.


                  Statement of Additional Information Page 48

                          GT GLOBAL NEW DIMENSION FUND

                       REPORT OF INDEPENDENT ACCOUNTANTS

--------------------------------------------------------------------------------

To the Shareholders of GT Global New Dimension Fund and
Board of Trustees of GT Global Series Trust:

We have audited the accompanying statement of assets and liabilities of GT Global New Dimension Fund (the "Fund"), including the portfolio of investments, as of December 31, 1997, the related statement of operations, the statement of changes in net assets, and the financial highlights for the period from September 15, 1997 (commencement of operations) to December 31, 1997. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of GT Global New Dimension Fund as of December 31, 1997, the results of its operations, the changes in its net assets, and the financial highlights for the period from September 15, 1997 (commencement of operations) to December 31, 1997, in conformity with generally accepted accounting principles.

                                                        COOPERS & LYBRAND L.L.P.

BOSTON, MASSACHUSETTS
FEBRUARY 17, 1998

                                       F1

                          GT GLOBAL NEW DIMENSION FUND

                            PORTFOLIO OF INVESTMENTS

                               December 31, 1997

--------------------------------------------------------------------------------

                                                                            ADVISOR
                                                                             CLASS         VALUE         % OF NET
GT GLOBAL THEME FUNDS                                                       SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------             -----------   ------------   -------------
  GT Global Consumer Products and Services Fund .............                 515,881   $ 11,204,937        31.5
  GT Global Financial Services Fund .........................                 426,322      7,499,007        21.1
  GT Global Infrastructure Fund .............................                 388,281      5,886,334        16.6
  GT Global Natural Resources Fund ..........................                 240,790      4,054,907        11.4
  GT Global Health Care Fund ................................                 162,161      3,278,897         9.2
  GT Global Telecommunications Fund .........................                 185,442      3,089,470         8.7
                                                                                        ------------       -----

TOTAL THEME FUND INVESTMENTS (cost $37,807,948) .............                             35,013,552        98.5
                                                                                        ------------       -----


REPURCHASE AGREEMENT
-------------------------------------------------------------
  Dated December 31, 1997, with State Street Bank & Trust
   Co., due January 2, 1998, for an effective yield of 5.80%, collateralized by $445,000 U.S. Treasury Notes, 5.75% due
   12/31/98 (market value of collateral is $445,417,
   including accrued interest). (cost $432,000)  ............                                432,000         1.2
                                                                                        ------------       -----

TOTAL INVESTMENTS (cost $38,239,948)  * .....................                             35,445,552        99.7
Other Assets and Liabilities ................................                                123,462         0.3
                                                                                        ------------       -----

NET ASSETS ..................................................                           $ 35,569,014       100.0
                                                                                        ------------       -----
                                                                                        ------------       -----

--------------

          * For Federal income tax purposes, cost is $38,277,690 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $          --
                 Unrealized depreciation:            (2,832,138)
                                                  -------------
                 Net unrealized depreciation:     $  (2,832,138)
                                                  -------------
                                                  -------------

    The accompanying notes are an integral part of the financial statements.

                                       F2

                          GT GLOBAL NEW DIMENSION FUND

                              STATEMENT OF ASSETS
                                 AND LIABILITIES
                               December 31, 1997

--------------------------------------------------------------------------------

Assets:
  Investments at value (cost $38,239,948) (Note 1)..................................................  $35,445,552
  U.S. currency.....................................................................................         113
  Receivable for Fund shares sold...................................................................     929,466
  Interest receivable...............................................................................          70
                                                                                                      ----------
    Total assets....................................................................................  36,375,201
                                                                                                      ----------
Liabilities:
  Payable for investments purchased.................................................................     432,113
  Payable for Fund shares repurchased...............................................................     352,532
  Payable for service and distribution expenses (Note 2)............................................      21,542
                                                                                                      ----------
    Total liabilities...............................................................................     806,187
                                                                                                      ----------
Net assets..........................................................................................  $35,569,014
                                                                                                      ----------
                                                                                                      ----------
Class A:
Net asset value and redemption price per share ($15,144,662 DIVIDED BY 1,424,148 shares
 outstanding).......................................................................................  $    10.63
                                                                                                      ----------
                                                                                                      ----------
Maximum offering price per share (100/95.25 of $10.63) *............................................  $    11.16
                                                                                                      ----------
                                                                                                      ----------
Class B:+
Net asset value and offering price per share ($19,183,648 DIVIDED BY 1,805,781 shares
 outstanding).......................................................................................  $    10.62
                                                                                                      ----------
                                                                                                      ----------
Advisor Class:
Net asset value, offering price per share, and redemption price per share ($1,240,704 DIVIDED BY
 116,587 shares outstanding)........................................................................  $    10.64
                                                                                                      ----------
                                                                                                      ----------
Net assets consist of:
  Paid in capital (Note 4)..........................................................................  $37,829,140
  Undistributed net investment income...............................................................      28,710
  Accumulated net undistributed gain................................................................     505,560
  Net unrealized depreciation of investments........................................................  (2,794,396)
                                                                                                      ----------
Total -- representing net assets applicable to capital shares outstanding...........................  $35,569,014
                                                                                                      ----------
                                                                                                      ----------

--------------
   * On sales of $50,000 or more, the offering price is reduced.
   + Redemption price per share is equal to the net asset value per share less any applicable contingent deferred sales charge.

    The accompanying notes are an integral part of the financial statements.

                                       F3

                          GT GLOBAL NEW DIMENSION FUND

                            STATEMENT OF OPERATIONS

      September 15, 1997 (commencement of operations) to December 31, 1997

--------------------------------------------------------------------------------

Investment income: (Note 1)
  Interest income............................................................................  $    8,216
                                                                                               ----------
    Total investment income..................................................................       8,216
                                                                                               ----------
Expenses:
  Service and distribution expenses: (Note 2)
    Class A......................................................................  $   11,800
    Class B......................................................................      27,856
                                                                                   ----------
  Total expenses.............................................................................      39,656
                                                                                               ----------
Net investment loss..........................................................................     (31,440)
                                                                                               ----------
Net realized and unrealized gain (loss) on investments: (Note 1)
  Net realized loss on investments...............................................     (37,742)
  Capital gain distributions received............................................   2,021,395
                                                                                   ----------
    Net realized gain during the period......................................................   1,983,653
    Net change in unrealized depreciation during the period..................................  (2,794,396)
                                                                                               ----------
Net realized and unrealized loss on investments..............................................    (810,743)
                                                                                               ----------
Net decrease in net assets resulting from operations.........................................  $ (842,183)
                                                                                               ----------
                                                                                               ----------

    The accompanying notes are an integral part of the financial statements.

                                       F4

                          GT GLOBAL NEW DIMENSION FUND

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                                            SEPTEMBER 15,
                                                                                                 1997
                                                                                            (COMMENCEMENT
                                                                                            OF OPERATIONS)
                                                                                                  TO
                                                                                             DECEMBER 31,
                                                                                                 1997
                                                                                            --------------
Increase in net assets
Operations:
  Net investment loss.....................................................................   $    (31,440)
  Net realized gain on investments........................................................      1,983,653
  Net change in unrealized depreciation of investments....................................     (2,794,396)
                                                                                            --------------
    Net decrease in net assets resulting from operations..................................       (842,183)
                                                                                            --------------
Class A:
Distributions to shareholders: (Note 1)
  In excess of net investment income......................................................       (583,714)
Class B:
Distributions to shareholders: (Note 1)
  In excess of net investment income......................................................       (781,183)
Advisor Class:
Distributions to shareholders: (Note 1)
  In excess of net investment income......................................................        (53,046)
                                                                                            --------------
    Total distributions...................................................................     (1,417,943)
                                                                                            --------------
Capital share transactions: (Note 4)
  Increase from capital shares sold and reinvested........................................     41,029,628
  Decrease from capital shares repurchased................................................     (3,300,488)
                                                                                            --------------
    Net increase from capital share transactions..........................................     37,729,140
                                                                                            --------------
Total increase in net assets..............................................................     35,469,014
Net assets:
  Beginning of period.....................................................................        100,000
                                                                                            --------------
  End of period *.........................................................................   $ 35,569,014
                                                                                            --------------
                                                                                            --------------
 * Includes undistributed net investment income of........................................   $     28,710
                                                                                            --------------
                                                                                            --------------

    The accompanying notes are an integral part of the financial statements.

                                       F5

                          GT GLOBAL NEW DIMENSION FUND

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements and market price data for the shares.

                                                       SEPTEMBER 15, 1997
                                                  (COMMENCEMENT OF OPERATIONS)
                                                      TO DECEMBER 31, 1997
                                          --------------------------------------------
                                                                           ADVISOR
                                          CLASS A (D)    CLASS B (D)      CLASS (D)
                                          ------------   ------------   --------------
Per Share Operating Performance:
Net asset value, beginning of period....  $ 11.43        $ 11.43           $11.43
                                          ------------   ------------   --------------
Income from investment operations:
  Net investment income (loss)..........    (0.01)         (0.02)            0.01
  Net realized and unrealized loss on
   investments..........................    (0.31)         (0.32)           (0.31)
                                          ------------   ------------   --------------
    Net decrease from investment
     operations.........................    (0.32)         (0.34)           (0.30)
                                          ------------   ------------   --------------
Distributions to shareholders:
  In excess of net investment income....    (0.48)         (0.47)           (0.49)
                                          ------------   ------------   --------------
    Total distributions.................    (0.48)         (0.47)           (0.49)
                                          ------------   ------------   --------------
Net asset value, end of period..........  $ 10.63        $ 10.62           $10.64
                                          ------------   ------------   --------------
                                          ------------   ------------   --------------

Total investment return (c).............    (2.68)% (b)    (2.83)% (b)      (2.51)% (b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $15,145        $19,184           $1,241
Ratio of net investment income (loss) to
 average net assets.....................    (0.35)% (a)    (0.85)% (a)       0.15% (a)
Ratio of expenses to average net assets
 (Notes 1 & 5)..........................     0.50% (a)      1.00% (a)        0.00% (a)
Portfolio turnover rate+................        1% (b)         1% (b)           1% (b)

----------------

 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the period.
  + Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

    The accompanying notes are an integral part of the financial statements.

                                       F6

                          GT GLOBAL NEW DIMENSION FUND

                                    NOTES TO
                              FINANCIAL STATEMENTS
                               December 31, 1997

--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES
GT Global New Dimension Fund ("Fund") is a diversified series of GT Global Series Trust (the "Trust"). The Trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as an open-end management investment company. The Fund invests substantially all of its assets in Advisor Class shares of the GT Global theme mutual funds: GT Global Consumer Products and Services Fund; GT Global Financial Services Fund; GT Global Health Care Fund; GT Global Infrastructure Fund; GT Global Natural Resources Fund; and GT Global Telecommunications Fund (collectively, the "Underlying Theme Funds").

The Fund offers Class A, Class B and Advisor Class shares, each of which has equal rights as to assets and voting privileges. Class A and Class B each has exclusive voting rights with respect to its distribution plan. Investment income, realized and unrealized capital gains and losses of the Fund are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the total net assets of the Fund. Each Class of shares differs in its respective service and distribution expenses. Beginning January 1, 1998, the Fund will also offer Class C shares.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies in conformity with generally accepted accounting principles consistently followed by the Funds in the preparation of the financial statements.

(A) PORTFOLIO VALUATION
The Fund calculates the net asset value of and completes orders to purchase, exchange or repurchase Fund shares on each business day, with the exception of those days on which the New York Stock Exchange is closed.

Investments in the Underlying Funds are valued at the closing net asset value per Advisor Class share of each Underlying Fund on the day of valuation. Short-term investments with a maturity of 60 days or less are valued at amortized cost.

(B) REPURCHASE AGREEMENTS
With respect to repurchase agreements entered into by the Fund, it is the Fund's policy to always receive, as collateral, United States government securities or other high quality debt securities of which the value, including accrued interest, is at least equal to the amount to be repaid to the Fund under each agreement at its maturity.

(C) TAXES
It is the policy of the Fund to meet the requirements for qualification as a "regulated investment company" under the Internal Revenue Code of 1986, as amended ("Code"). It is also the intention of the Fund to make distributions sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision has been made for Federal taxes on income, capital gains, or unrealized appreciation of securities held, and excise tax on income and capital gains.

(D) DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders are recorded by the Fund on the ex-date. Income and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund and timing differences.

(E) LINE OF CREDIT
The Fund, along with certain other funds ("GT Funds") advised and/ or administered by the Manager, has a line of credit with BankBoston and State Street Bank & Trust Company. The arrangements with the banks allow the Fund and the GT Funds to borrow an aggregate maximum amount of $250,000,000. The Fund is limited to borrowing up to 33 1/3% of the value of the Fund's total assets. For the period ended December 31, 1997, the Fund had no outstanding loan balance.

2. RELATED PARTIES
Chancellor LGT Asset Management, Inc. is the Fund's investment manager and administrator. The Manager is also the pricing and accounting agent for the Fund. The Manager will initially assume all costs of the Fund's operation, except for service and distribution fees as described below and non-recurring and extraordinary expenses. The Fund, as a shareholder in the Underlying Theme Funds, indirectly will bear its proportionate share of any investment management fees and other expenses paid by the Underlying Theme Funds. Subject to receipt of a pending exemptive order from the Securities and Exchange Commission, the Trust, on behalf of the Fund, will enter into a Special Servicing Agreement ("Agreement") with the Underlying Theme Funds, the Manager and GT Global Investor Services, Inc., the transfer agent. If the Board of Trustees of the Underlying Theme Funds makes certain findings, each Underlying Theme Fund will pay certain nondistribution-related expenses of the Fund to the extent such expenses are less than the estimated savings to the Underlying Theme Funds from the operation of the Fund. The Manager and GT Global also voluntarily have undertaken to limit the Underlying Theme Fund's expenses (exclusive of brokerage commissions, taxes, interest, and extraordinary expenses) to the maximum annual rate of 1.50% of the average daily net assets of the Underlying Theme Fund's Advisor Class shares.

                                       F7

                          GT GLOBAL NEW DIMENSION FUND

GT Global, Inc. ("GT Global"), an affiliate of the Manager, serves as the Fund's distributor. The Fund offers Class A, Class B and Advisor Class shares for purchase and will offer Class C shares for purchase beginning January 1, 1998.

Class A shares are subject to initial sales charges imposed at the time of purchase, in accordance with the schedule included in the Fund's current prospectus. GT Global collects the sales charges imposed on sales of Class A shares, and reallows a portion of such charges to dealers through which the sales are made. For the period from September 15, 1997 (commencement of operations) to December 31, 1997, GT Global retained $6,174 of such sales charges. Purchases of Class A shares exceeding $500,000 may be subject to a contingent deferred sales charge ("CDSC") upon redemption, in accordance with the Fund's current prospectus. GT Global collected no CDSCs for the period from September 15, 1997 (commencement of operations) to December 31, 1997. GT Global also makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class A shares.

Class B shares are not subject to initial sales charges. When Class B shares are sold, GT Global from its own resources pays commissions to dealers through which the sales are made. Certain redemptions of Class B shares made within six years of purchase are subject to CDSCs, in accordance with the Fund's current prospectus. For the period from September 15, 1997 (commencement of operations) to December 31, 1997, GT Global collected CDSCs in the amount of $1,902. In addition, GT Global makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class B shares.

Class C shares will not be subject to initial sales charges. However, certain redemptions of Class C shares made within one year of purchase will be subject to CDSCs. In addition, GT Global will make ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class C shares.

Pursuant to Rule 12b-1 under the 1940 Act, the Trust's Board of Trustees has adopted separate distribution plans with respect to the Fund's Class A shares ("Class A Plan") and Class B shares ("Class B Plan"), pursuant to which the Fund reimburses GT Global for a portion of its shareholder servicing and distribution expenses. Under the Class A Plan, the Fund may pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class A shares for GT Global's expenditures incurred in servicing and maintaining shareholder accounts, and may pay GT Global a distribution fee at the annualized rate of up to 0.50% of the average daily net assets of the Fund's Class A shares, less any amounts paid by the Fund as the aforementioned service fee, for GT Global's expenditures incurred in providing services as distributor. All expenses for which GT Global is reimbursed under the Class A Plan will have been incurred within one year of such reimbursement.

Pursuant to the Fund's Class B Plan, the Fund may pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class B shares for GT Global's expenditures incurred in servicing and maintaining shareholder accounts, and may pay GT Global a distribution fee at the annualized rate of up to 0.75% of the average daily net assets of the Fund's Class B shares for GT Global's expenditures incurred in providing services as distributor. Expenses incurred under the Class B Plan in excess of 1.00% annually may be carried forward for reimbursement in subsequent years as long as that Plan continues in effect. Class C shares will also be subject to a separate distribution plan adopted by the Trust's Board of Trustees pursuant to Rule 12b-1 under the 1940 Act.

GT Global Investor Services, Inc. ("GT Services"), an affiliate of the Manager and GT Global, is the transfer agent of the Fund. For performing shareholder servicing, reporting, and general transfer agent services, GT Services receives an annual maintenance fee of $17.50 per account, a new account fee of $4.00 per account, a per transaction fee of $1.75 for all transactions other than exchanges and a per exchange fee of $2.25. GT Services is also reimbursed for its out-of-pocket expenses for such items as postage, forms, telephone charges, stationery and office supplies.

The Trust pays each of its Trustees who is not an employee, officer or director of the Manager, GT Global or GT Services $5,000 per year plus $300 for each meeting of the board or any committee thereof attended by the Trustee.

3. PURCHASES AND SALES
For the period from September 15, 1997 (commencement of operations) to December 31, 1997, purchases and sales, other than short-term investments, of the Underlying Theme Funds by the Fund, are as follows:

GT GLOBAL                                                                            PURCHASES       SALES
--------------------------------------------------------------------------------  ---------------  ----------
Consumer Products and Services Fund.............................................  $    11,777,579  $   80,882
Telecommunications Fund.........................................................        3,462,408      23,798
Financial Services Fund.........................................................        7,690,319      53,175
Natural Resources Fund..........................................................        4,847,276      32,530
Health Care Fund................................................................        4,192,022      26,247
Infrastructure Fund.............................................................        6,136,745      44,025

                                       F8

                          GT GLOBAL NEW DIMENSION FUND

4. CAPITAL SHARES
At December 31, 1997, there were an unlimited number of shares of beneficial interest authorized, at no par value. Transactions in capital shares of the Fund were as follows:

                           CAPITAL SHARE TRANSACTIONS

                                                  SEPTEMBER 15, 1997
                                             (COMMENCEMENT OF OPERATIONS)
                                                 TO DECEMBER 31, 1997
                                          -----------------------------------
CLASS A                                       SHARES             AMOUNT
----------------------------------------  ---------------  ------------------
Shares sold.............................        1,560,835  $       17,768,084
Shares issued in connection with
  reinvestment of distributions.........           54,891             563,181
                                          ---------------  ------------------
                                                1,615,726          18,331,265
Shares repurchased......................         (194,494)         (2,190,806)
                                          ---------------  ------------------
Net increase............................        1,421,232  $       16,140,459
                                          ---------------  ------------------
                                          ---------------  ------------------


                                                  SEPTEMBER 15, 1997
                                             (COMMENCEMENT OF OPERATIONS)
                                                 TO DECEMBER 31, 1997
                                          -----------------------------------
CLASS B                                       SHARES             AMOUNT
----------------------------------------  ---------------  ------------------
Shares sold.............................        1,832,668  $       20,681,472
Shares issued in connection with
  reinvestment of distributions.........           67,039             687,825
                                          ---------------  ------------------
                                                1,899,707          21,369,297
Shares repurchased......................          (96,841)         (1,061,266)
                                          ---------------  ------------------
Net increase............................        1,802,866  $       20,308,031
                                          ---------------  ------------------
                                          ---------------  ------------------

                                                  SEPTEMBER 15, 1997
                                             (COMMENCEMENT OF OPERATIONS)
                                                 TO DECEMBER 31, 1997
                                          -----------------------------------
ADVISOR CLASS                                 SHARES             AMOUNT
----------------------------------------  ---------------  ------------------
Shares sold.............................          113,102  $        1,276,664
Shares issued in connection with
  reinvestment of distributions.........            5,102              52,402
                                          ---------------  ------------------
                                                  118,204           1,329,066
Shares repurchased......................           (4,533)            (48,416)
                                          ---------------  ------------------
Net increase............................          113,671  $        1,280,650
                                          ---------------  ------------------
                                          ---------------  ------------------

5. SUBSEQUENT EVENT
On January 30, 1998, Liechtenstein Global Trust ("LGT") and AMVESCAP PLC ("AMVESCAP") entered into an agreement by which AMVESCAP will acquire LGT's Asset Management Division, including Chancellor LGT Asset Management, Inc. AMVESCAP is the holding company of the AIM and INVESCO asset management businesses.

                                       F9

                          GT GLOBAL NEW DIMENSION FUND

                                     NOTES

--------------------------------------------------------------------------------

                          GT GLOBAL NEW DIMENSION FUND

                                GT GLOBAL FUNDS

  GT GLOBAL OFFERS A BROAD RANGE OF FUNDS TO COMPLEMENT MANY INVESTORS' PORTFOLIOS. FOR MORE INFORMATION AND A PROSPECTUS ON ANY GT GLOBAL FUND, INCLUDING FEES, EXPENSES AND THE RISKS OF GLOBAL AND EMERGING MARKET INVESTING AND THE RISKS OF INVESTING IN RELATED INDUSTRIES, PLEASE CONTACT YOUR FINANCIAL ADVISER OR CALL GT GLOBAL DIRECTLY AT 1-800-824-1580.

GROWTH FUNDS

/ / GLOBALLY DIVERSIFIED FUNDS

GT GLOBAL NEW DIMENSION FUND
Captures global growth opportunities by investing directly in the six GT Global Theme Funds

GT GLOBAL WORLDWIDE GROWTH FUND
Invests around the world, including the U.S.

GT GLOBAL INTERNATIONAL GROWTH FUND
Provides portfolio diversity by investing outside the U.S.

GT GLOBAL EMERGING MARKETS FUND
Gives access to the growth potential of developing economies

GT GLOBAL DEVELOPING MARKETS FUND
Invests in debt and equity securities of developing market issuers

/ / GLOBAL THEME FUNDS

GT GLOBAL CONSUMER PRODUCTS AND
SERVICES FUND
Invests in companies that manufacture, market, retail, or distribute consumer products or services

GT GLOBAL FINANCIAL SERVICES FUND
Focuses on the worldwide opportunities from the demand for financial services and products

GT GLOBAL HEALTH CARE FUND
Invests in growing health care industries worldwide

GT GLOBAL INFRASTRUCTURE FUND
Seeks companies that build, improve or maintain a country's infrastructure

GT GLOBAL NATURAL RESOURCES FUND
Concentrates on companies that own, explore or develop natural resources

GT GLOBAL TELECOMMUNICATIONS FUND
Invests in companies worldwide that develop, manufacture or sell telecommunications services or equipment

/ / REGIONALLY DIVERSIFIED FUNDS

GT GLOBAL NEW PACIFIC GROWTH FUND
Offers access to the emerging and established markets of the Pacific Rim, excluding Japan

GT GLOBAL EUROPE GROWTH FUND
Focuses on investment opportunities in Europe

GT GLOBAL LATIN AMERICA GROWTH FUND
Invests in the emerging markets of Latin America

/ / SINGLE COUNTRY FUNDS

GT GLOBAL AMERICA SMALL CAP GROWTH FUND
Invests in equity securities of small U.S. companies

GT GLOBAL AMERICA MID CAP GROWTH FUND
Concentrates on medium-sized companies in the U.S.

GT GLOBAL AMERICA VALUE FUND
Concentrates on equity securities of large cap U.S. companies believed to be undervalued

GT GLOBAL JAPAN GROWTH FUND
Provides U.S. investors with direct access to the Japanese market

GROWTH AND INCOME FUND

GT GLOBAL GROWTH & INCOME FUND
Invests in blue-chip stocks and government bonds from around the world

INCOME FUNDS

GT GLOBAL GOVERNMENT INCOME FUND
Earns monthly income from global government securities

GT GLOBAL STRATEGIC INCOME FUND
Allocates its assets among debt securities from the U.S., developed foreign countries and emerging markets

GT GLOBAL HIGH INCOME FUND
Invests in debt securities in emerging markets

GT GLOBAL FLOATING RATE FUND
Invests primarily in senior secured floating rate loans that have the potential to achieve a high level of current income

MONEY MARKET FUND

GT GLOBAL DOLLAR FUND
Invests in high quality, U.S. dollar-denominated money market securities worldwide for stability and preservation of capital

                                     [LOGO]

  NO DEALER, SALES REPRESENTATIVE OR OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATION NOT CONTAINED IN THIS STATEMENT OF ADDITIONAL INFORMATION AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATION MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY GT GLOBAL SERIES TRUST, GT GLOBAL NEW DIMENSION FUND, CHANCELLOR LGT ASSET MANAGEMENT, INC. OR GT GLOBAL, INC. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL OR SOLICITATION OF ANY OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.
                                                                 DIMSA709.GT

                         GT GLOBAL NEW DIMENSION FUND:
                                 ADVISOR CLASS

                        50 California Street, 27th Floor
                        San Francisco, California 94111
                                 (415) 392-6181
                           Toll Free: (800) 824-1580


                      Statement of Additional Information
                   January 1, 1998, as revised March 3, 1998


--------------------------------------------------------------------------------

This Statement of Additional Information relates to the Advisor Class shares of GT Global New Dimension Fund (the "Fund"), a diversified series of GT Global Series Trust (the "Trust"), an open-end management investment company organized as a Massachusetts business trust. The Fund seeks its investment objective by investing substantially all of its assets in shares of the GT Global theme mutual funds: GT Global Consumer Products and Services Fund; GT Global Financial Services Fund; GT Global Health Care Fund; GT Global Infrastructure Fund; GT Global Natural Resources Fund; and GT Global Telecommunications Fund (collectively, the "Underlying Theme Funds").

Chancellor LGT Asset Management, Inc. (the "Manager") serves as the Fund's manager. The distributor of the Fund's shares is GT Global, Inc. ("GT Global"). The Fund's transfer agent is GT Global Investor Services, Inc. ("GT Services" or the "Transfer Agent").

This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the Fund's current Advisor Class Prospectus dated January 1, 1998, a copy of which is available without charge by writing to the above address or calling the Fund at the toll-free telephone number printed above.

--------------------------------------------------------------------------------

                               TABLE OF CONTENTS

--------------------------------------------------------------------------------

                                                                                                                           Page No.
                                                                                                                           --------
Investment Objective and Policies........................................................................................      2
Options, Futures and Currency Strategies.................................................................................      6
Risk Factors of the Underlying Theme Funds...............................................................................     15
Investment Limitations...................................................................................................     21
Execution of Portfolio Transactions......................................................................................     26
Trustees and Executive Officers..........................................................................................     28
Management...............................................................................................................     30
Valuation of Fund Shares.................................................................................................     30
Information Relating to Sales and Redemptions............................................................................     30
Taxes....................................................................................................................     32
Additional Information...................................................................................................     34
Investment Results.......................................................................................................     36
Description of Debt Ratings..............................................................................................     44
Financial Statements.....................................................................................................     46

                                     [LOGO]

                   Statement of Additional Information Page 1

                          GT GLOBAL NEW DIMENSION FUND

                            INVESTMENT OBJECTIVE AND
                                    POLICIES

--------------------------------------------------------------------------------

INVESTMENT POLICIES OF THE FUND
The following supplements the information contained in the Prospectus concerning the investment policies of the Fund.

U.S. GOVERNMENT SECURITIES. The Fund may invest in various direct obligations of the U.S. Treasury and obligations issued or guaranteed by the U.S. government or one of its agencies or instrumentalities (collectively, "U.S. government securities"). Among the U.S. government securities that may be held by the Fund are securities that are supported by the full faith and credit of the United States; securities that are supported by the right of the issuer to borrow from the U.S. Treasury; and securities that are supported solely by the credit of the instrumentality.

REPURCHASE AGREEMENTS. The Fund may invest in repurchase agreements. A repurchase agreement is a transaction in which the Fund purchases securities from a bank or recognized securities dealer and simultaneously commits to resell the securities to the bank or dealer on an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased securities. The Fund maintains custody of the underlying securities prior to their repurchase; thus, the obligation of the bank or dealer to pay the repurchase price on the date agreed to is, in effect, secured by such securities. If the value of these securities is less than the repurchase price, plus any agreed-upon additional amount, the other party to the agreement must provide additional collateral so that at all times the collateral is at least equal to the repurchase price, plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the securities and the price that was paid by the Fund upon acquisition is accrued as interest and included in its net investment income. Repurchase agreements carry certain risks not associated with direct investments in securities, including possible declines in the market value of the underlying securities and delays and costs to the Fund if the other party to a repurchase agreement becomes insolvent.

INVESTMENT POLICIES OF THE UNDERLYING THEME FUNDS
The following supplements the information contained in the Prospectus concerning the investment policies and limitations of the Underlying Theme Funds. More information about the investment policies and restrictions and the investment limitations of each Underlying Theme Fund is set forth in the Underlying Theme Funds' prospectus and statement of additional information.

The Underlying Theme Funds are diversified series of G.T. Investment Funds, Inc. (the "Company"), a registered open-end management investment company. The GT Global Consumer Products and Services Fund ("Consumer Products and Services Fund"), GT Global Financial Services Fund ("Financial Services Fund"), GT Global Infrastructure Fund ("Infrastructure Fund"), and GT Global Natural Resources Fund ("Natural Resources Fund") (each, a "Feeder Fund," and, collectively, the "Feeder Funds") each invests all of its assets in the Global Consumer Products and Services Portfolio, Global Financial Services Portfolio, Global Infrastructure Portfolio and Global Natural Resources Portfolio (each, a "Portfolio," and, collectively, the "Portfolios"), respectively.

Each Portfolio is a subtrust (a "series") of Global Investment Portfolio (an open-end management investment company) with an investment objective that is identical to that of its corresponding Underlying Theme Fund. Whenever the phrase "all of the Underlying Theme Fund's investable assets" is used herein, it means that the only investment securities held by a Feeder Fund will be its interest in its corresponding Portfolio. A Feeder Fund may withdraw its investment in its corresponding Portfolio at any time, if the Company's Board of Directors determines that it is in the best interests of the Feeder Fund and its shareholders to do so. Upon any such withdrawal, a Feeder Fund's assets would be invested in accordance with the investment policies of its corresponding Portfolio described below and in the Underlying Theme Funds' prospectus.

The investment objective of each Feeder Fund is long-term capital growth. The investment objectives of the GT Global Health Care Fund ("Health Care Fund") and the GT Global Telecommunications Fund ("Telecommunications Fund") are long-term capital appreciation and long-term capital growth, respectively. The Portfolios and the Health Care Fund and the Telecommunications Fund, together, are referred to herein as the "Underlying Theme Portfolios."

                   Statement of Additional Information Page 2

                          GT GLOBAL NEW DIMENSION FUND

SELECTION OF EQUITY INVESTMENTS. With respect to the Global Natural Resources Portfolio, the Manager has identified four areas that it expects will create investment opportunities: (i) improving supply/demand fundamentals, which may result in higher commodity prices; (ii) privatization of state-owned natural resource businesses; (iii) management which can improve production efficiencies without correspondingly increasing commodity prices; and (iv) service companies with emerging technologies that can enhance productivity or reduce production costs. Of course, there is no certainty that these factors will produce the anticipated results.

With respect to the Telecommunications Fund, the Manager has identified four areas that it expects will create investment opportunities: (i) deregulation of companies in the industry, which will allow competition to promote greater efficiencies; (ii) privatization of state-owned telecommunications businesses;
(iii) development of infrastructure in underdeveloped countries and upgrading of services in other countries; and (iv) emerging technologies that will enhance productivity and reduce costs in the telecommunications industry. Of course, there is no certainty that these factors will produce the anticipated results.

There may be times when, in the opinion of the Manager, prevailing market, economic or political conditions warrant reducing the proportion of the Underlying Theme Portfolios' assets invested in equity securities and increasing the proportion held in cash (U.S. dollars, foreign currencies or multinational currency units) or invested in debt securities or high quality money market instruments issued by corporations, or the United States, or a foreign government. A portion of each Underlying Theme Portfolio's assets normally will be held in cash (U.S. dollars, foreign currencies or multinational currency units) or invested in foreign or domestic high quality money market instruments pending investment of proceeds from new sales of Underlying Theme Fund shares, to provide for ongoing expenses and to satisfy redemptions.

For each Underlying Theme Portfolio's investment purposes, an issuer is typically considered as located in a particular country if it (a) is organized under the laws of or has its principal office in a particular country, or (b) normally derives 50% or more of its total revenues from business in that country, provided that, in the Manager's view, the value of such issuer's securities will tend to reflect such country's development to a greater extent than developments elsewhere. However, these are not absolute requirements, and certain companies incorporated in a particular country and considered by the Manager to be located in that country may have substantial foreign operations or subsidiaries and/or export sales exceeding in size the assets or sales in that country.

In certain countries, governmental restrictions and other limitations on investment may affect an Underlying Theme Portfolio's ability to invest in such countries. In addition, in some instances only special classes of securities may be purchased by foreigners and the market prices, liquidity and rights with respect to those securities may vary from shares owned by nationals. The Manager is not aware at this time of the existence of any investment or exchange control regulations which might substantially impair the operations of the Underlying Theme Portfolios as described in the Underlying Theme Funds' prospectus and statement of additional information. Restrictions may in the future, however, make it undesirable to invest in certain countries. None of the Underlying Theme Portfolios has a present intention of making any significant investment in any country or stock market in which the Manager considers the political or economic situation to threaten an Underlying Theme Portfolio with substantial or total loss of its investment in such country or market.

INVESTMENTS IN OTHER INVESTMENT COMPANIES. Each Underlying Theme Portfolio may invest in the securities of investment companies within the limitations of the Investment Company Act of 1940, as amended (the "1940 Act"). These limitations currently provide that, in general, an Underlying Theme Portfolio may purchase shares of an investment company unless (a) such a purchase would cause an Underlying Theme Portfolio to own in the aggregate more than 3% of the total outstanding voting stock of the investment company or (b) such a purchase would cause the Underlying Theme Portfolio to have more than 5% of its assets invested in the investment company or more than 10% of its assets invested in an aggregate of all such investment companies. The foregoing restrictions do not apply to the investment of the Feeder Funds in their corresponding Portfolios. Investment in closed-end investment companies may involve the payment of substantial premiums above the value of such companies' portfolio securities. Each Underlying Theme Portfolio does not intend to invest in such investment companies unless, in the judgment of the Manager, the potential benefits of such investments justify the payment of any applicable premiums. The return on such securities will be reduced by operating expenses of such companies, including payments to the investment managers of those investment companies.

DEPOSITORY RECEIPTS. An Underlying Theme Portfolio may hold securities of foreign issuers in the form of American Depository Receipts ("ADRs"), American Depository Shares ("ADSs") and European Depository Receipts ("EDRs") or other securities convertible into securities of eligible foreign issuers. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. ADRs and ADSs are typically issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs,

                   Statement of Additional Information Page 3

                          GT GLOBAL NEW DIMENSION FUND
which are sometimes referred to as Continental Depository Receipts ("CDRs"), are issued in Europe typically by foreign banks and trust companies and evidence ownership of either foreign or domestic securities. Generally, ADRs and ADSs in registered form are designed for use in U.S. securities markets and EDRs in bearer form are designed for use in European securities markets. For purposes of each Underlying Theme Portfolio's investment policies, an Underlying Theme Portfolio's investments in ADRs, ADSs and EDRs will be deemed to be investments in the equity securities representing securities of foreign issuers into which they may be converted.

ADR facilities may be established as either "unsponsored" or "sponsored." While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants. A depository may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depository requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depository usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass-through voting rights to ADR holders in respect of the deposited securities. Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depository. The deposit agreement sets out the rights and responsibilities of the issuer, the depository and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depository), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities. The Underlying Theme Portfolios may invest in both sponsored and unsponsored ADRs.

WARRANTS OR RIGHTS. Warrants or rights may be acquired by an Underlying Theme Portfolio in connection with other securities or separately and provide the Underlying Theme Portfolio with the right to purchase at a later date other securities of the issuer.

LENDING OF UNDERLYING THEME PORTFOLIO SECURITIES. For the purpose of realizing additional income, each Underlying Theme Portfolio may make secured loans of its securities holdings amounting to not more than 30% of its total assets. Securities loans are made to broker/dealers or institutional investors pursuant to agreements requiring that the loans be continuously secured by collateral at least equal at all times to the value of the securities lent plus any accrued interest, "marked to market" on a daily basis. The Underlying Theme Portfolios may pay reasonable administrative and custodial fees in connection with the loan of their securities. While the securities loan is outstanding, an Underlying Theme Portfolio will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. An Underlying Theme Portfolio will have a right to call each loan and obtain the securities within the stated settlement period. An Underlying Theme Portfolio will not have the right to vote equity securities while they are being lent, but it may call in a loan in anticipation of any important vote. Loans will only be made to firms deemed by the Manager to be of good standing and will not be made unless, in the judgment of the Manager, the consideration to be earned from such loans would justify the risk. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delays in receiving additional collateral or in recovery of the securities and possible loss of rights in the collateral should the borrower fail financially.

COMMERCIAL BANK OBLIGATIONS. For the purposes of each Underlying Theme Portfolio's investment policies with respect to bank obligations, obligations of foreign branches of U.S. banks and of foreign banks are obligations of the issuing bank and may be general obligations of the parent bank. Such obligations may, however, be limited by the terms of a specific obligation and by government regulation. As with investments in non-U.S. securities in general, investments in the obligations of foreign branches of U.S. banks and of foreign banks may subject each Underlying Theme Portfolio to investment risks that are different in some respects from those of investments in obligations of U.S. issuers. Although each Underlying Theme Portfolio will typically acquire obligations issued and supported by the credit of U.S. or foreign banks having total assets at the time of purchase of $1 billion or more, this $1 billion figure is not an investment policy or restriction of each Underlying Theme Portfolio. For the purposes of calculation with respect to the $1 billion figure, the assets of a bank will be deemed to include the assets of its U.S. and non-U.S. branches.

REPURCHASE AGREEMENTS. A repurchase agreement is a transaction in which an Underlying Theme Portfolio purchases securities from a bank or recognized securities dealer and simultaneously commits to resell the securities to the bank or

                   Statement of Additional Information Page 4

                          GT GLOBAL NEW DIMENSION FUND
dealer on an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased securities. Although repurchase agreements carry certain risks not associated with direct investments in securities, including possible decline in the market value of the underlying securities and delays and costs to the Underlying Theme Portfolio if the other party to the repurchase agreement becomes bankrupt, the Underlying Theme Portfolios intend to enter into repurchase agreements only with banks and dealers believed by the Manager to present minimal credit risks in accordance with guidelines established by the Company's Board of Directors or Global Investment Portfolio's Board of Trustees (each a "Board" and, collectively, the "Boards"), as applicable. The Manager will review and monitor the creditworthiness of such institutions under the applicable Board's general supervision.

Each Underlying Theme Portfolio will invest only in repurchase agreements collateralized at all times in an amount at least equal to the repurchase price plus accrued interest. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase were less than the repurchase price, an Underlying Theme Portfolio would suffer a loss. If the financial institution that is party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings, there may be restrictions on an Underlying Theme Portfolio's ability to sell the collateral and it could suffer a loss. However, with respect to financial institutions whose bankruptcy or liquidation proceedings are subject to the U.S. Bankruptcy Code, each Underlying Theme Portfolio intends to comply with provisions under such code that would allow the immediate resale of such collateral. Each Underlying Theme Portfolio will not enter into a repurchase agreement with a maturity of more than seven days if, as a result, more than 15% of the value of its net assets (except for the Health Care Fund, more than 10% of the value of its total assets) would be invested in such repurchase agreements and other illiquid investments.

BORROWING, REVERSE REPURCHASE AGREEMENTS AND "ROLL" TRANSACTIONS. Each Underlying Theme Portfolio's borrowings will not exceed 33 1/3% of its total assets, i.e., the Underlying Theme Portfolio's total assets at all times will equal at least 300% of the amount of outstanding borrowings. If market fluctuations in the value of an Underlying Theme Portfolio's securities holdings or other factors cause the ratio of its total assets to outstanding borrowings to fall below 300%, within three days (excluding Sundays and holidays) of such event that Underlying Theme Portfolio may be required to sell portfolio securities to restore the 300% asset coverage, even though from an investment standpoint such sales might be disadvantageous. Each Underlying Theme Portfolio may also borrow up to 5% of its total assets for temporary or emergency purposes other than to meet redemptions. Any borrowing by an Underlying Theme Portfolio may cause greater fluctuation in the value of its shares than would be the case if it did not borrow.

Each Underlying Theme Portfolio's fundamental investment limitations permit it to borrow money for leveraging purposes. However, each Underlying Theme Portfolio (except the Health Care Fund) is currently prohibited, pursuant to a non-fundamental investment policy, from borrowing money in order to purchase securities. Nevertheless, this policy may be changed in the future by the applicable Board. If an Underlying Theme Portfolio employs leverage in the future, it would be subject to certain additional risks. Use of leverage creates an opportunity for greater growth of capital but would exaggerate any increases or decreases in the net asset value of a Feeder Fund or an Underlying Theme Portfolio. When the income and gains on securities purchased with the proceeds of borrowings exceed the costs of such borrowings, an Underlying Theme Portfolio's earnings or a Feeder Fund's net asset value will increase faster than otherwise would be the case; conversely, if such income and gains fail to exceed such costs, an Underlying Theme Portfolio's earnings or a Feeder Fund's net asset value would decline faster than would otherwise be the case.

Each Underlying Theme Portfolio may enter into reverse repurchase agreements. A reverse repurchase agreement is a borrowing transaction in which the Underlying Theme Portfolio transfers possession of securities to another party, such as a bank or broker/dealer, in return for cash, and agrees to repurchase the securities in the future at an agreed upon price, which includes an interest component. Each Underlying Theme Portfolio may also engage in "roll" borrowing transactions, which involve the sale of Government National Mortgage Association certificates or other securities together with a commitment (for which the Underlying Theme Portfolio may receive a fee) to purchase similar, but not identical, securities at a future date. Each Underlying Theme Portfolio will maintain, in a segregated account with a custodian, cash or liquid securities in an amount sufficient to cover its obligations under "roll" transactions and reverse repurchase agreements with broker/dealers. No segregation is required for reverse repurchase agreements with banks.

SHORT SALES. Each Underlying Theme Portfolio (except the Health Care Fund) may make short sales of securities. A short sale is a transaction in which an Underlying Theme Portfolio sells a security in anticipation that the market price of that security will decline. An Underlying Theme Portfolio may make short sales (i) as a form of hedging to offset potential declines in long positions in securities it owns, or anticipates acquiring, or in similar securities, and (ii) in order to maintain flexibility in its securities holdings.

                   Statement of Additional Information Page 5

                          GT GLOBAL NEW DIMENSION FUND

When an Underlying Theme Portfolio makes a short sale of a security it does not own, it must borrow the security sold short and deliver it to the broker/dealer or other intermediary through which it made the short sale. The Underlying Theme Portfolio may have to pay a fee to borrow particular securities and will often be obligated to pay over any payments received on such borrowed securities.

An Underlying Theme Portfolio's obligation to replace the borrowed security when the borrowing is called or expires will be secured by collateral deposited with the intermediary. The Underlying Theme Portfolio will also be required to deposit collateral with its custodian to the extent, if any, necessary so that the value of both collateral deposits in the aggregate is at all times equal to at least 100% of the current market value of the security sold short. Depending on arrangements made with the intermediary from which it borrowed the security regarding payment of any amounts received by it on such security, an Underlying Theme Portfolio may not receive any payments (including interest) on its collateral deposited with such intermediary.

If the price of the security sold short increases between the time of the short sale and the time an Underlying Theme Portfolio replaces the borrowed security, it will incur a loss; conversely, if the price declines, the Underlying Theme Portfolio will realize a gain. Any gain will be decreased, and any loss increased, by the transaction costs associated with the transaction. Although an Underlying Theme Portfolio's gain is limited by the price at which it sold the security short, its potential loss theoretically is unlimited.

No Underlying Theme Portfolio will make a short sale if, after giving effect to the sale, the market value of the securities sold short exceeds 25% of the value of its total assets or its aggregate short sales of the securities of any one issuer exceed the lesser of 2% of its net assets or 2% of the securities of any class of the issuer. Moreover, an Underlying Theme Portfolio may engage in short sales only with respect to securities listed on a national securities exchange.

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                         OPTIONS, FUTURES AND CURRENCY
                                   STRATEGIES

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SPECIAL RISKS OF OPTIONS, FUTURES AND CURRENCY STRATEGIES
The use by the Underlying Theme Portfolios of options, futures contracts and forward currency contracts ("Forward Contracts") involves special considerations and risks, as described below. Risks pertaining to particular instruments are described in the sections that follow.

        (1) Successful use of most of these instruments depends upon the Manager's ability to predict movements of the overall securities and currency markets, which requires different skills than predicting changes in the prices of individual securities. While the Manager is experienced in the use of these instruments, there can be no assurance that any particular strategy adopted will succeed.

        (2) There might be imperfect correlation, or even no correlation, between price movements of an instrument and price movements of the investments being hedged. For example, if the value of an instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which the hedging instrument is traded. The effectiveness of hedges using hedging instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the investments being hedged.

        (3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if an Underlying Theme Portfolio entered into a short hedge because the Manager projected a decline in the price of a security in the Underlying Theme Portfolio's portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the hedging instrument. Moreover, if the price of the hedging instrument declined by more than the increase in the price of the security, the Underlying Theme Portfolio could suffer a loss. In either such case, the Underlying Theme Portfolio would have been in a better position had it not hedged at all.

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        (4) As described below, an Underlying Theme Portfolio might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in instruments involving obligations to third parties (i.e., instruments other than purchased options). If the Underlying Theme Portfolio were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair the Underlying Theme Portfolio's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Underlying Theme Portfolio sell a portfolio security at a disadvantageous time. The Underlying Theme Portfolio's ability to close out a position in an instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction ("contra party") to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to the Underlying Theme Portfolio.

WRITING CALL OPTIONS
Each Underlying Theme Portfolio may write (sell) call options on securities, indices and currencies. Call options generally will be written on securities and currencies that, in the opinion of the Manager, are not expected to make any major price moves in the near future but that, over the long term, deemed to be attractive investments for the Underlying Theme Portfolios.

A call option gives the holder (buyer) the right to purchase a security or currency at a specified price (the exercise price) at any time until (American style) or on (European style) a certain date (the expiration date). So long as the obligation of the writer of a call option continues, he or she may be assigned an exercise notice, requiring him or her to deliver the underlying security or currency against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by purchasing an option identical to that previously sold.

Portfolio securities or currencies on which call options may be written will be purchased solely on the basis of investment considerations consistent with each Underlying Theme Portfolio's investment objective. When writing a call option, an Underlying Theme Portfolio, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security or currency above the exercise price, and retains the risk of loss should the price of the security or currency decline. Unlike one who owns securities or currencies not subject to an option, an Underlying Theme Portfolio has no control over when it may be required to sell the underlying securities or currencies, since most options may be exercised at any time prior to the option's expiration. If a call option that an Underlying Theme Portfolio has written expires, it will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security or currency during the option period. If the call option is exercised, the Underlying Theme Portfolio will realize a gain or loss from the sale of the underlying security or currency, which will be increased or offset by the premium received. The Underlying Theme Portfolios do not consider a security or currency covered by a call option to be "pledged" as that term is used in their policies that limit the pledging or mortgaging of their assets.

Writing call options can serve as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and an Underlying Theme Portfolio will be obligated to sell the security or currency at less than its market value.

The premium that an Underlying Theme Portfolio receives for writing a call option is deemed to constitute the market value of an option. The premium the Underlying Theme Portfolio will receive from writing a call option will reflect, among other things, the current market price of the underlying investment, the relationship of the exercise price to such market price, the historical price volatility of the underlying investment, and the length of the option period. In determining whether a particular call option should be written, the Manager will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options.

Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security or currency from being called or to permit the sale of the underlying security or currency. Furthermore, effecting a closing transaction will permit an Underlying Theme Portfolio to write another call option on the underlying security or currency with either a different exercise price or expiration date, or both.

Each Underlying Theme Portfolio will pay transaction costs in connection with the writing of options and in entering into closing purchase contracts. Transaction costs relating to options activity are normally higher than those applicable to purchases and sales of portfolio securities.

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The exercise price of the options may be below, equal to or above the current market values of the underlying securities, indices or currencies at the time the options are written. From time to time, an Underlying Theme Portfolio may purchase an underlying security or currency for delivery in accordance with the exercise of an option, rather than delivering such security or currency from its portfolio. In such cases, additional costs will be incurred.

An Underlying Theme Portfolio will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more, respectively, than the premium received from writing the option. Because increases in the market price of a call option generally will reflect increases in the market price of the underlying security or currency, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security or currency owned by an Underlying Theme Portfolio.

WRITING PUT OPTIONS
Each Underlying Theme Portfolio may write put options on securities, indices and currencies. A put option gives the purchaser of the option the right to sell, and the writer (seller) the obligation to buy, the underlying security or currency at the exercise price at any time until (American style) or on (European style) the expiration date. The operation of put options in other respects, including their related risks and rewards, is substantially identical to that of call options.

An Underlying Theme Portfolio generally would write put options in circumstances where the Manager wishes to purchase the underlying security or currency for the Underlying Theme Portfolio's holdings at a price lower than the current market price of the security or currency. In such event, an Underlying Theme Portfolio would write a put option at an exercise price that, reduced by the premium received on the option, reflects the lower price it is willing to pay. Since the Underlying Theme Portfolio would also receive interest on debt securities or currencies maintained to cover the exercise price of the option, this technique could be used to enhance current return during periods of market uncertainty. The risk in such a transaction would be that the market price of the underlying security or currency would decline below the exercise price less the premium received.

Writing put options can serve as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and an Underlying Theme Portfolio will be obligated to purchase the security or currency at greater than its market value.

PURCHASING PUT OPTIONS
Each Underlying Theme Portfolio may purchase put options on securities, indices and currencies. As the holder of a put option, an Underlying Theme Portfolio would have the right to sell the underlying security or currency at the exercise price at any time until (American style) or on (European style) the expiration date. An Underlying Theme Portfolio may enter into closing sale transactions with respect to such options, exercise such option or permit such option to expire.

Each Underlying Theme Portfolio may purchase a put option on an underlying security or currency ("protective put") owned by the Underlying Theme Portfolio in order to protect against an anticipated decline in the value of the security or currency. Such hedge protection is provided only during the life of the put option when the Underlying Theme Portfolio, as the holder of the put option, is able to sell the underlying security or currency at the put exercise price regardless of any decline in the underlying security's market price or currency's exchange value. The premium paid for the put option and any transaction costs would reduce any profit otherwise available for distribution when the security or currency is eventually sold.

An Underlying Theme Portfolio may also purchase put options at a time when it does not own the underlying security or currency. By purchasing put options on a security or currency it does not own, that Underlying Theme Portfolio seeks to benefit from a decline in the market price of the underlying security or currency. If the put option is not sold when it has remaining value, and if the market price of the underlying security or currency remains equal to or greater than the exercise price during the life of the put option, the Underlying Theme Portfolio will lose its entire investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security or currency must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction.

PURCHASING CALL OPTIONS
Each Underlying Theme Portfolio may purchase call options on securities, indices and currencies. As the holder of a call option, an Underlying Theme Portfolio would have the right to purchase the underlying security or currency at the exercise price at any time until (American style) or on (European style) the expiration date. An Underlying Theme Portfolio may enter into closing sale transactions with respect to such options, exercise such options or permit such options to expire.

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Call options may be purchased by an Underlying Theme Portfolio for the purpose of acquiring the underlying security or currency for its portfolio. Utilized in this fashion, the purchase of call options would enable an Underlying Theme Portfolio to acquire the security or currency at the exercise price of the call option plus the premium paid. At times, the net cost of acquiring the security or currency in this manner may be less than the cost of acquiring the security or currency directly. This technique may also be useful to an Underlying Theme Portfolio in purchasing a large block of securities that would be more difficult to acquire by direct market purchases. So long as it holds such a call option, rather than the underlying security or currency itself, the Underlying Theme Portfolio is partially protected from any unexpected decline in the market price of the underlying security or currency and, in such event, could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

An Underlying Theme Portfolio may also purchase call options on underlying securities or currencies it owns to avoid realizing losses that would result in a reduction of its current return. For example, where an Underlying Theme Portfolio has written a call option on an underlying security or currency having a current market value below the price at which it purchased the security or currency, an increase in the market price could result in the exercise of the call option written by the Underlying Theme Portfolio and the realization of a loss on the underlying security or currency. Accordingly, the Underlying Theme Portfolio could purchase a call option on the same underlying security or currency, which could be exercised to fulfill its delivery obligations under its written call (if it is exercised). This strategy could allow the Underlying Theme Portfolio to avoid selling the portfolio security or currency at a time when it has an unrealized loss; however, the Underlying Theme Portfolio would have to pay a premium to purchase the call option plus transaction costs.

Aggregate premiums paid for put and call options will not exceed 5% of each Underlying Theme Portfolio's total assets at the time of each purchase.

An Underlying Theme Portfolio may attempt to accomplish objectives similar to those involved in using Forward Contracts by purchasing put or call options on currencies. A put option gives an Underlying Theme Portfolio as purchaser the right (but not the obligation) to sell a specified amount of currency at the exercise price at any time until (American style) or on (European style) the expiration date of the option. A call option gives an Underlying Theme Portfolio as purchaser the right (but not the obligation) to purchase a specified amount of currency at the exercise price at any time until (American style) or on (European style) the expiration date of the option. An Underlying Theme Portfolio might purchase a currency put option, for example, to protect itself against a decline in the dollar value of a currency in which it holds or anticipates holding securities. If the currency's value should decline against the dollar, the loss in currency value should be offset, in whole or in part, by an increase in the value of the put. If the value of the currency instead should rise against the dollar, any gain to an Underlying Theme Portfolio would be reduced by the premium it had paid for the put option. A currency call option might be purchased, for example, in anticipation of, or to protect against, a rise in the value against the dollar of a currency in which an Underlying Theme Portfolio anticipates purchasing securities.

Options may be either listed on an exchange or traded in over-the-counter ("OTC") markets. Listed options are third-party contracts (i.e., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation) and have standardized strike prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. An Underlying Theme Portfolio will not purchase an OTC option unless it believes that daily valuations for such options are readily obtainable. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation (which guarantees performance). Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of an average of the last bid prices obtained from dealers, unless a quotation from only one dealer is available, in which case only that dealer's price will be used. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time.

The staff of the Securities and Exchange Commission ("SEC") considers purchased OTC options to be illiquid securities. An Underlying Theme Portfolio may also sell OTC options and, in connection therewith, segregate assets or cover its obligations with respect to OTC options written by it. The assets used as cover for OTC options written by an Underlying Theme Portfolio will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Underlying Theme Portfolio may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

An Underlying Theme Portfolio's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. Each Underlying Theme Portfolio intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the

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contra party or by a transaction in the secondary market if any such market exists. Although an Underlying Theme Portfolio will enter into OTC options only with contra parties that are expected to be capable of entering into closing transactions with it, there is no assurance that the Underlying Theme Portfolio will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the contra party, the Underlying Theme Portfolio might be unable to close out an OTC option position at any time prior to its expiration.

INDEX OPTIONS
Puts and calls on indices are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question (and thus on price movements in the securities market or a particular market sector generally) rather than on price movements in individual securities or futures contracts. When an Underlying Theme Portfolio writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from the Underlying Theme Portfolio an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (the "multiplier"), which determines the total dollar value for each point of such difference. When an Underlying Theme Portfolio buys a call on an index, it pays a premium and has the same rights as to such call as are indicated above. When an Underlying Theme Portfolio buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon the Underlying Theme Portfolio's exercise of the put, to deliver to the Underlying Theme Portfolio an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls. When the Underlying Theme Portfolio writes a put on an index, it receives a premium and the purchaser has the right, prior to the expiration date, to require the Underlying Theme Portfolio to deliver to it an amount of cash equal to the difference between the closing level of the index and the exercise price times the multiplier, if the closing level is less than the exercise price.

The risks of investment in index options may be greater than options on securities. Because index options are settled in cash, when an Underlying Theme Portfolio writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. An Underlying Theme Portfolio can offset some of the risk of writing a call index option position by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, an Underlying Theme Portfolio cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will vary from the value of the index.

Even if an Underlying Theme Portfolio could assemble a securities portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the "timing risk" inherent in writing index options. When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level on the date when the option is exercised. As with other kinds of options, the Underlying Theme Portfolio, as the call writer, will not know that it has been assigned until the next business day at the earliest. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security, such as common stock, because there the writer's obligation is to deliver the underlying security, not to pay its value as of a fixed time in the past. So long as the writer already owns the underlying security, it can satisfy its settlement obligations by simply delivering it, and the risk that its value may have declined since the exercise date is borne by the exercising holder. In contrast, even if the writer of an index call holds securities that exactly match the composition of the underlying index, it will not be able to satisfy its assignment obligations by delivering those securities against payment of the exercise price. Instead, it will be required to pay cash in an amount based on the closing index value on the exercise date; and by the time it learns that it has been assigned, the index may have declined, with a corresponding decline in the value of its securities portfolio. This "timing risk" is an inherent limitation on the ability of index call writers to cover their risk exposure by holding securities positions.

If an Underlying Theme Portfolio purchases an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the Underlying Theme Portfolio will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

INTEREST RATE, CURRENCY AND STOCK INDEX FUTURES CONTRACTS
Each Underlying Theme Portfolio may enter into interest rate, currency or stock index futures contracts (collectively, "Futures" or "Futures Contracts") as a hedge against changes in prevailing levels of interest rates, currency exchange rates or stock price levels, respectively, in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by it. An Underlying Theme Portfolio's hedging may include sales of Futures as an offset

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against the effect of expected increases in interest rates, and decreases in currency exchange rates and stock prices, and purchases of Futures as an offset against the effect of expected declines in interest rates, and increases in currency exchange rates or stock prices.

Each Underlying Theme Portfolio only will enter into Futures Contracts that are traded on futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading thereon in the United States are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC"). Futures are exchanged in London at the London International Financial Futures Exchange.

Although techniques other than sales and purchases of Futures Contracts could be used to reduce an Underlying Theme Portfolio's exposure to interest rate, currency exchange rate and stock market fluctuations, an Underlying Theme Portfolio may be able to hedge its exposure more effectively and at a lower cost through using Futures Contracts.

A Futures Contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (security or currency) for a specified price at a designated date, time and place. A stock index Futures Contract provides for the delivery, at a designated date, time and place, of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading on the contract and the price at which the Futures Contract is originally struck; no physical delivery of stocks comprising the index is made. Brokerage fees are incurred when a Futures Contract is bought or sold, and margin deposits must be maintained at all times the Futures Contract is outstanding.

Although Futures Contracts typically require future delivery of and payment for financial instruments or currencies, Futures Contracts usually are closed out before the delivery date. Closing out an open Futures Contract sale or purchase is effected by entering into an offsetting Futures Contract purchase or sale, respectively, for the same aggregate amount of the identical financial instrument or currency and the same delivery date. If the offsetting purchase price is less than the original sale price, the Underlying Theme Portfolio realizes a gain; if it is more, the Underlying Theme Portfolio realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Underlying Theme Portfolio realizes a gain; if it is less, the Underlying Theme Portfolio realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that an Underlying Theme Portfolio will be able to enter into an offsetting transaction with respect to a particular Futures Contract at a particular time. If an Underlying Theme Portfolio is not able to enter into an offsetting transaction, it will continue to be required to maintain the margin deposits on the Futures Contract.

As an example of an offsetting transaction, the contractual obligations arising from the sale of one Futures Contract of September Deutschemarks on an exchange may be fulfilled at any time before delivery under the Futures Contract is required (i.e., on a specified date in September, the "delivery month") by the purchase of another Futures Contract of September Deutschemarks on the same exchange. In such instance, the difference between the price at which the Futures Contract was sold and the price paid for the offsetting purchase, after allowance for transaction costs, represents the profit or loss to the Underlying Theme Portfolio.

Each Underlying Theme Portfolio's Futures transactions will be entered into for hedging purposes only, that is, Futures Contracts will be sold to protect against a decline in the price of securities or currencies that an Underlying Theme Portfolio owns, or Futures Contracts will be purchased to protect an Underlying Theme Portfolio against an increase in the price of securities or currencies it has committed to purchase or expects to purchase.

"Margin" with respect to Futures Contracts is the amount of funds that must be deposited by an Underlying Theme Portfolio in order to initiate Futures trading and maintain its open positions in Futures Contracts. A margin deposit made when the Futures Contract is entered into ("initial margin") is intended to ensure the Underlying Theme Portfolio's performance under the Futures Contract. The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded and may be significantly modified from time to time by the exchange during the term of the Futures Contract.

Subsequent payments, called "variation margin," to and from the futures commission merchant through which the Underlying Theme Portfolio entered into the Futures Contract will be made on a daily basis as the price of the underlying security, currency or index fluctuates making the Futures Contract more or less valuable, a process known as marking-to-market.

    RISKS OF USING FUTURES CONTRACTS. The prices of Futures Contracts are volatile and are influenced by, among other things, actual and anticipated changes in interest rates and currency exchange rates, and in stock market movements, which in turn are affected by fiscal and monetary policies and national and international political and economic events.

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There is a risk of imperfect correlation between changes in prices of Futures Contracts and prices of the securities or currencies in an Underlying Theme Portfolio's portfolio being hedged. The degree of imperfection of correlation depends upon circumstances such as variations in speculative market demand for Futures and for securities or currencies, including technical influences in Futures trading; and differences between the financial instruments being hedged and the instruments underlying the standard Futures Contracts available for trading. A decision of whether, when and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or interest or currency rate trends.

Because of the low margin deposits required, Futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a Futures Contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the Futures Contract is deposited as margin, a subsequent 10% decrease in the value of the Futures Contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the Futures Contract were closed out. Thus, a purchase or sale of a Futures Contract may result in losses in excess of the amount invested in the Futures Contract.

Most U.S. Futures exchanges limit the amount of fluctuation permitted in Futures Contract and options on Futures Contracts prices during a single trading day. The daily limit establishes the maximum amount that the price of a Futures Contract or option may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of Futures Contract or option, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures Contracts and option prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some traders to substantial losses.

If an Underlying Theme Portfolio were unable to liquidate a Futures or option on Futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Underlying Theme Portfolio would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Underlying Theme Portfolio would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the Future or option or to maintain cash or securities in a segregated account.

Certain characteristics of the Futures market might increase the risk that movements in the prices of Futures Contracts or options on Futures might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the Futures and options on Futures markets are subject to daily variation margin calls and might be compelled to liquidate Futures or options on Futures positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the Futures or options and the investments being hedged. Also, because initial margin deposit requirements in the Futures market are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the Futures markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the Futures and securities markets involving arbitrage, "program trading" and other investment strategies might result in temporary price distortions.

OPTIONS ON FUTURES CONTRACTS
Options on Futures Contracts are similar to options on securities or currencies except that options on Futures Contracts give the purchaser the right, in return for the premium paid, to assume a position in a Futures Contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the Futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's Futures margin account, which represents the amount by which the market price of the Futures Contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the Futures Contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the securities, currencies or index upon which the Futures Contract is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

The purchase of call options on Futures can serve as a long hedge, and the purchase of put options on Futures can serve as a short hedge. Writing call options on Futures can serve as a limited short hedge, and writing put options on Futures can

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serve as a limited long hedge, using a strategy similar to that used for writing options on securities, foreign currencies or indices.

If an Underlying Theme Portfolio writes an option on a Futures Contract, it will be required to deposit initial and variation margin pursuant to requirements similar to those applicable to Futures Contracts. Premiums received from the writing of an option on a Futures Contract are included in the initial margin deposit.

An Underlying Theme Portfolio may seek to close out an option position by selling an option covering the same Futures Contract and having the same exercise price and expiration date. The ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market.

LIMITATIONS ON USE OF FUTURES, OPTIONS ON FUTURES AND CERTAIN OPTIONS ON CURRENCIES
To the extent that an Underlying Theme Portfolio enters into Futures Contracts, options on Futures Contracts and options on foreign currencies traded on a CFTC-regulated exchange, in each case other than for BONA FIDE hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish those positions (excluding the amount by which options are "in-the-money") will not exceed 5% of the liquidation value of the Underlying Theme Portfolio, after taking into account unrealized profits and unrealized losses on any contracts it has entered into. In general, a call option on a Futures Contract is "in-the-money" if the value of the underlying Futures Contract exceeds the strike, i.e., exercise, price of the call; a put option on a Futures Contract is "in-the-money" if the value of the underlying Futures Contract is exceeded by the strike price of the put. This guideline may be modified by the applicable Board, without a shareholder vote. This limitation does not limit the percentage of an Underlying Theme Portfolio's assets at risk to 5%.

FORWARD CONTRACTS
A Forward Contract is an obligation, usually arranged with a commercial bank or other currency dealer, to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. An Underlying Theme Portfolio either may accept or make delivery of the currency at the maturity of the Forward Contract. An Underlying Theme Portfolio may also, if its contra party agrees prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract.

An Underlying Theme Portfolio engages in forward currency transactions in anticipation of, or to protect itself against, fluctuations in exchange rates. An Underlying Theme Portfolio might sell a particular foreign currency forward, for example, when it holds bonds denominated in a foreign currency but anticipates, and seeks to be protected against, a decline in the currency against the U.S. dollar. Similarly, an Underlying Theme Portfolio might sell the U.S. dollar forward when it holds bonds denominated in U.S. dollars but anticipates, and seeks to be protected against, a decline in the U.S. dollar relative to other currencies. Further, an Underlying Theme Portfolio might purchase a currency forward to "lock in" the price of securities denominated in that currency that it anticipates purchasing.

Forward Contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A Forward Contract generally has no deposit requirement, and no commissions are charged at any stage for trades. Each Underlying Theme Portfolio will enter into such Forward Contracts with major U.S. or foreign banks and securities or currency dealers in accordance with guidelines approved by the applicable Board.

An Underlying Theme Portfolio may enter into Forward Contracts either with respect to specific transactions or with respect to overall investments of that Underlying Theme Portfolio. The precise matching of the Forward Contract amounts and the value of specific securities generally will not be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the Forward Contract is entered into and the date it matures. Accordingly, it may be necessary for that Underlying Theme Portfolio to purchase additional foreign currency on the spot (i.e., cash) market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Underlying Theme Portfolio is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency the Underlying Theme Portfolio is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward Contracts involve the risk that anticipated currency movements will not be predicted accurately, causing an Underlying Theme Portfolio to sustain losses on these contracts and transaction costs.

At or before the maturity of a Forward Contract requiring an Underlying Theme Portfolio to sell a currency, it either may sell a security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which it will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, an Underlying Theme Portfolio may close

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out a Forward Contract requiring it to purchase a specified currency by entering into a second contract, if its contra party agrees, entitling it to sell the same amount of the same currency on the maturity date of the first contract. An Underlying Theme Portfolio would realize a gain or loss as a result of entering into such an offsetting Forward Contract under either circumstance to the extent the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and the offsetting contract.

The cost to an Underlying Theme Portfolio of engaging in Forward Contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because Forward Contracts are usually entered into on a principal basis, no fees or commissions are involved. The use of Forward Contracts does not eliminate fluctuations in the prices of the underlying securities an Underlying Theme Portfolio owns or intends to acquire, but it does establish a rate of exchange in advance. In addition, while Forward Contract sales limit the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result should the value of the currencies increase.

FOREIGN CURRENCY STRATEGIES -- SPECIAL CONSIDERATIONS
An Underlying Theme Portfolio may use options on foreign currencies, Futures on foreign currencies, options on Futures on foreign currencies and Forward Contracts to hedge against movements in the values of the foreign currencies in which the Underlying Theme Portfolio's securities are denominated. Such currency hedges can protect against price movements in a security that the Underlying Theme Portfolio owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.

An Underlying Theme Portfolio might seek to hedge against changes in the value of a particular currency when no Futures Contract, Forward Contract or option involving that currency is available or one of such contracts is more expensive than certain other contracts. In such cases, the Underlying Theme Portfolio may hedge against price movements in that currency by entering into a contract on another currency or basket of currencies, the values of which the Manager believes will have a positive correlation to the value of the currency being hedged. The risk that movements in the price of the contract will not correlate perfectly with movements in the price of the currency being hedged is magnified when this strategy is used.

The value of Futures Contracts, options on Futures Contracts, Forward Contracts and options on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of Futures Contracts, Forward Contracts or options, the Underlying Theme Portfolio could be disadvantaged by dealing in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirements that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or Futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the Futures contracts or options until they reopen.

Settlement of Futures Contracts, Forward Contracts and options involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, an Underlying Theme Portfolio might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

COVER
Transactions using Forward Contracts, Futures Contracts and options (other than options purchased by an Underlying Theme Portfolio) expose the Underlying Theme Portfolio to an obligation to another party. An Underlying Theme Portfolio will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities, currencies, or other options, Forward Contracts or Futures Contracts or (2) cash, receivables and short-term debt securities with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. Each Underlying Theme Portfolio will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities.

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Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding Forward Contract, Futures Contract or option is open, unless they are replaced with other appropriate assets. If a large portion of an Underlying Theme Portfolio's assets is used for cover or otherwise set aside, it could affect portfolio management or the Underlying Theme Portfolio's ability to meet redemption requests or other current obligations.

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                              RISK FACTORS OF THE
                             UNDERLYING THEME FUNDS

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DEBT SECURITIES
The value of the debt securities held by each Underlying Theme Portfolio generally will vary conversely with market interest rates. If interest rates in a market fall, the value of the debt securities held by each Underlying Theme Portfolio ordinarily will rise. If market interest rates increase, however, the debt securities owned by each Underlying Theme Portfolio in that market will be likely to decrease in value.

The Global Consumer Products and Services Portfolio, Global Infrastructure Portfolio and Global Natural Resources Portfolio may each invest up to 20% of its total assets in debt securities rated below investment grade. Such investments involve a high degree of risk. However, those Portfolios will not invest in debt securities that are in default as to payment of principal and interest.

Debt rated Baa by Moody's Investors Service, Inc. ("Moody") is considered by Moody's to have speculative characteristics. Debt rated BB, B, CCC, CC or C by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"), and debt rated Ba, B, Caa, Ca or C by Moody's is regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. For S&P, BB indicates the lowest degree of speculation for such lower quality debt and C the highest degree of speculation. For Moody's, Baa indicates the lowest degree of speculation for such lower quality debt and C the highest degree of speculation. While such lower quality debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Debt rated C by Moody's or S&P is the lowest rated debt that is not in default as to principal or interest, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing. Lower quality debt securities also are generally considered to be subject to greater risk than securities with higher ratings with regard to a deterioration of general economic conditions. These lower quality debt securities are the equivalent of high yield, high risk bonds, commonly known as "junk bonds."

Ratings of debt securities represent the rating agency's opinion regarding their quality and are not a guarantee of quality. Rating agencies attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than a rating indicates.

The market values of lower quality debt securities tend to reflect individual developments of the issuer to a greater extent than do higher quality securities, which react primarily to fluctuations in the general level of interest rates. In addition, lower quality debt securities tend to be more sensitive to economic conditions and generally have more volatile prices than higher quality securities. Issuers of lower quality securities are often highly leveraged and may not have available to them more traditional methods of financing. For example, during an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower quality securities may experience financial stress. During such periods, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer's ability to service its debt obligations may also be adversely affected by specific developments affecting the issuer, such as the issuer's inability to meet specific projected business forecasts or the unavailability of additional financing. The risk of loss due to default by the issuer is significantly greater for the holders of lower quality securities because such securities are generally unsecured and may be subordinated to the claims of other creditors of the issuer.

Lower quality debt securities of corporate issuers frequently have call or buy-back features that permit the issuer to call or repurchase the security from an Underlying Theme Portfolio. If an issuer exercises these provisions in a declining interest rate market, the Underlying Theme Portfolio may have to replace the security with a lower yielding security, resulting in a decreased return for investors. In addition, the Underlying Theme Portfolios may have difficulty disposing of lower quality securities because they may have a thin trading market. There may be no established retail secondary market for

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many of these securities, and each Underlying Theme Portfolio anticipates that such securities could be sold only to a limited number of dealers or institutional investors. The lack of a liquid secondary market also may have an adverse impact on market prices of such instruments and may make it more difficult for the Underlying Theme Portfolios to obtain accurate market quotations for purposes of valuing their portfolio investments. The Underlying Theme Portfolios may also acquire lower quality debt securities during an initial underwriting or which are sold without registration under applicable securities laws. Such securities involve special considerations and risks.

In addition to the foregoing, factors that could have an adverse effect on the market value of lower quality debt securities in which the Underlying Theme Portfolios may invest include: (i) potential adverse publicity; (ii) heightened sensitivity to general economic or political conditions; and (iii) the likely adverse impact of a major economic recession. An Underlying Theme Portfolio may also incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on portfolio holdings, and the Underlying Theme Portfolio may have limited legal recourse in the event of a default.

The Manager attempts to minimize the speculative risks associated with investments in lower quality securities through credit analysis and by carefully monitoring current trends in interest rates, political developments and other factors.

ILLIQUID SECURITIES
Each Underlying Theme Portfolio may invest up to 15% of its net assets (except for the Health Care Fund, which may invest up to 10% of its total assets) in illiquid securities. Securities may be considered illiquid if an Underlying Theme Portfolio cannot reasonably expect within seven days to sell the securities for approximately the amount at which it values such securities. See "Investment Limitations of the Underlying Theme Funds and Portfolios." The sale of illiquid securities, if they can be sold at all, generally will require more time and result in higher brokerage charges or dealer discounts and other selling expenses than will the sale of liquid securities such as securities eligible for trading on U.S. securities exchanges or in OTC markets. Moreover, restricted securities, which may be illiquid for purposes of this limitation, often sell, if at all, at a price lower than similar securities that are not subject to restrictions on resale.

Illiquid securities include those that are subject to restrictions contained in the securities laws of other countries. However, securities that are freely marketable in the country where they are principally traded, but would not be freely marketable in the United States, will not be considered illiquid. Where registration is required, an Underlying Theme Portfolio may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Underlying Theme Portfolio may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Underlying Theme Portfolio might obtain a less favorable price than prevailed when it decided to sell.

Not all restricted securities are illiquid. In recent years a large institutional market has developed for certain securities that are not registered under the Securities Act of 1933, as amended (the "1933 Act"), including private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. These instruments are often restricted securities because the securities are sold in transactions not requiring registration. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

Rule 144A under the 1933 Act establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities have developed as a result of Rule 144A, providing both readily ascertainable values for restricted securities and the ability to liquidate an investment to satisfy share redemption orders. Such markets include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible restricted securities held by an Underlying Theme Portfolio, however, could affect adversely the marketability of such portfolio securities, and the Underlying Theme Portfolio might be unable to dispose of such securities promptly or at favorable prices.

With respect to liquidity determinations generally, the applicable Board has the ultimate responsibility for determining whether specific securities, including restricted securities pursuant to Rule 144A under the 1933 Act, are liquid or illiquid. Each Board has delegated the function of making day-to-day determinations of liquidity to the Manager, in accordance with procedures approved by that Board. The Manager takes into account a number of factors in reaching liquidity decisions, including (i) the frequency of trading in the security, (ii) the number of dealers that make quotes for the security,

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(iii) the number of dealers that have undertaken to make a market in the security, (iv) the number of other potential purchasers and (v) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how offers are solicited and the mechanics of transfer). The Manager monitors the liquidity of securities held by each Underlying Theme Portfolio and periodically reports such determinations to the applicable Board. The Manager believes that carefully selected investments in joint ventures, cooperatives, partnerships and state enterprises that are illiquid (collectively, "Special Situations") could enable an Underlying Theme Portfolio to achieve capital appreciation substantially exceeding the appreciation it would realize if it did not make such investments. However, in order to attempt to limit investment risk, each Underlying Theme Portfolio will invest no more than 5% of its total assets in Special Situations.

FOREIGN SECURITIES
    POLITICAL, SOCIAL AND ECONOMIC RISKS. Investing in securities of non-U.S. companies may entail additional risks due to the potential political, social and economic instability of certain countries and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment convertibility of currencies into U.S. dollars and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation by any country, an Underlying Theme Portfolio could lose its entire investment in any such country.

    RELIGIOUS, POLITICAL AND ETHNIC STABILITY. Certain countries in which an Underlying Theme Portfolio may invest may have groups that advocate radical religious or revolutionary philosophies or support ethnic independence. Any disturbance on the part of such individuals could carry the potential for widespread destruction or confiscation of property owned by individuals and entities foreign to such country and could cause the loss of an Underlying Theme Portfolio's investment in those countries. Instability may also result from, among other things, (i) authoritarian governments or military involvement in political and economic decision-making, including changes in government through extra-constitutional means, (ii) popular unrest associated with demands for improved political, economic and social conditions, and (iii) hostile relations with neighboring or other countries. Such political, social and economic instability could disrupt the principal financial markets in which an Underlying Theme Portfolio invests and adversely affect the value of its assets.

    FOREIGN INVESTMENT RESTRICTIONS. Certain countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as an Underlying Theme Portfolio. These restrictions or controls may at times limit or preclude investments in certain securities and may increase the cost and expenses of an Underlying Theme Portfolio. For example, certain countries require prior governmental approval before investments by foreign persons may be made or may limit the amount of investment by foreign persons in a particular company or limit the investment by foreign persons to only a specific class of securities of a company that may have less advantageous terms than securities of the company available for purchase by nationals. Moreover, the national policies of certain countries may restrict investment opportunities in issuers or industries deemed sensitive to national interests. In addition, some countries require governmental approval for the repatriation of investment income, capital or the proceeds of securities sales by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose restrictions on foreign capital remittances abroad. An Underlying Theme Portfolio could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by the application to it of other restrictions on investments.

    NON-UNIFORM CORPORATE DISCLOSURE STANDARDS AND GOVERNMENTAL
REGULATION. Foreign companies are subject to accounting, auditing and financial standards and requirements that differ, in some cases significantly, from those applicable to U.S. companies. In particular, the assets, liabilities and profits appearing on the financial statements of such a company may not reflect its financial position or results of operations in the way they would be reflected had such financial statements been prepared in accordance with U.S. generally accepted accounting principles. Most of the foreign securities held by an Underlying Theme Portfolio will not be registered with the SEC or regulators of any foreign country, nor will the issuers thereof be subject to the SEC's reporting requirements. Thus, there will be less available information concerning most foreign issuers of securities held by an Underlying Theme Portfolio than is available concerning U.S. issuers. In instances where the financial statements of an issuer are not deemed to reflect accurately the financial situation of the issuer, the Manager will take appropriate steps to evaluate the proposed investment, which may include on-site inspection of the issuer, interviews with its management and consultations with accountants, bankers and other specialists. There is substantially less publicly available information about foreign companies than there are reports and ratings published about U.S. companies. In addition, where public information is available, it may be less reliable than such information regarding U.S. issuers. Issuers of securities in foreign jurisdictions are generally not subject to the same degree of regulation as are U.S. issuers with respect to such matters as restrictions on market manipulation, insider trading rules, shareholder proxy requirements and timely disclosure of information.

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    CURRENCY FLUCTUATIONS. Because each Underlying Theme Portfolio, under normal circumstances, will invest a substantial portion of its total assets in the securities of foreign issuers that are denominated in foreign currencies, the strength or weakness of the U.S. dollar against such foreign currencies will account for part of an Underlying Theme Portfolio's investment performance. A decline in the value of any particular currency against the U.S. dollar will cause a decline in the U.S. dollar value of an Underlying Theme Portfolio's holdings of securities and cash denominated in that currency and, therefore, will cause an overall decline in its and its corresponding Feeder Fund's net asset value (as applicable) and any net investment income and capital gains derived from such securities to be distributed in U.S. dollars to the shareholders thereof. Moreover, if the value of the foreign currencies in which an Underlying Theme Portfolio receives its income falls relative to the U.S. dollar between receipt of the income and the making of distributions, the Underlying Theme Portfolio may be required to liquidate securities if it has insufficient cash in U.S. dollars to meet distribution requirements.

The rate of exchange between the U.S. dollar and other currencies is determined by several factors, including the supply and demand for particular currencies, central bank efforts to support particular currencies, the relative movement of interest rates, and pace of business activity in the other countries and the United States, and other economic and financial conditions affecting the world economy.

Although each Underlying Theme Portfolio values its assets daily in terms of U.S. dollars, the Underlying Theme Portfolios do not intend to convert their holdings of foreign currencies into U.S. dollars on a daily basis. Each Underlying Theme Portfolio will do so, from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference ("spread") between the prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to an Underlying Theme Portfolio at one rate, while offering a lesser rate of exchange should an Underlying Theme Portfolio desire to sell that currency to the dealer.

    ADVERSE MARKET CHARACTERISTICS. Securities of many foreign issuers may be less liquid and their prices more volatile than securities of comparable U.S. issuers. In addition, foreign securities markets and brokers generally are subject to less governmental supervision and regulation than in the United States, and foreign securities transactions usually are subject to fixed commissions, which generally are higher than negotiated commissions on U.S. transactions. In addition, foreign securities transactions may be subject to difficulties associated with the settlement of such transactions. Delays in settlement could result in temporary periods when assets of an Underlying Theme Portfolio are uninvested and no return is earned thereon. The inability of an Underlying Theme Portfolio to make intended security purchases due to settlement problems could cause it to miss attractive investment opportunities. Inability to dispose of a portfolio security due to settlement problems either could result in losses to an Underlying Theme Portfolio due to subsequent declines in value of the portfolio security or, if that Underlying Theme Portfolio has entered into a contract to sell the security, could result in possible liability to the purchaser. The Manager will consider such difficulties when determining the allocation of an Underlying Theme Portfolio's assets, although the Manager does not believe that such difficulties will have a material adverse effect on an Underlying Theme Portfolio's portfolio trading activities.

Each Underlying Theme Portfolio may use foreign custodians, which may involve risks in addition to those related to its use of U.S. custodians. Such risks include uncertainties relating to (1) determining and monitoring the foreign custodian's financial strength, reputation and standing, (2) maintaining appropriate safeguards concerning an Underlying Theme Portfolio's investments, and (3) possible difficulties in obtaining and enforcing judgments against such custodians.

    WITHHOLDING TAXES. Each Underlying Theme Portfolio's net investment income from securities of its foreign issuers may be subject to withholding taxes by the foreign issuer's country, thereby reducing that income or delaying the receipt of income when those taxes may be recaptured. See "Taxes."

    CONCENTRATION. To the extent an Underlying Theme Portfolio invests a significant portion of its assets in securities of issuers located in a particular country or region of the world, it may be subject to greater risks and may experience greater volatility than a fund that is more broadly diversified geographically.

    SPECIAL CONSIDERATIONS AFFECTING WESTERN EUROPEAN COUNTRIES. The countries that are members of the European Economic Community ("Common Market") (Belgium, Denmark, France, Germany, Greece, Ireland, Italy, Luxembourg, Netherlands, Portugal, Spain, and the United Kingdom) eliminated certain import tariffs and quotas and other trade barriers with respect to one another over the past several years. The Manager believes that this deregulation should improve the prospects for economic growth in many Western European countries. Among other things, the deregulation could enable companies domiciled in one country to avail themselves of lower labor costs existing in other countries. In addition, this deregulation could benefit companies domiciled in one country by opening additional markets for their goods and services in other countries. Since, however, it is not clear what the exact form or effect of these Common Market reforms

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will be on business in Western Europe, it is impossible to predict the long-term impact of the implementation of these programs on the securities owned by an Underlying Theme Portfolio.

    SPECIAL CONSIDERATIONS AFFECTING RUSSIA AND EASTERN EUROPEAN
COUNTRIES. Investing in Russia and Eastern European countries involves a high degree of risk and special considerations not typically associated with investing in the U.S. securities markets and should be considered highly speculative. Such risks include the following: (1) delays in settling portfolio transactions and risk of loss arising out of the system of share registration and custody; (2) the risk that it may be impossible or more difficult than in other countries to obtain and/or enforce a judgement; (3) pervasiveness of corruption and crime in the economic system; (4) currency exchange rate volatility and the lack of available currency hedging instruments; (5) higher rates of inflation (including the risk of social unrest associated with periods of hyper-inflation) and high unemployment; (6) controls on foreign investment and local practices disfavoring foreign investors and limitations on repatriation of invested capital, profits and dividends, and on a fund's ability to exchange local currencies for U.S. dollars; (7) political instability and social unrest and violence; (8) the risk that the governments of Russia and Eastern European countries may decide not to continue to support the economic reform programs implemented recently and could follow radically different political and/or economic policies to the detriment of investors, including non-market-oriented policies such as the support of certain industries at the expense of other sectors or investors, or a return to the centrally planned economy that existed when such countries had a communist form of government; (9) the financial condition of companies in these countries, including large amounts of inter-company debt which may create a payments crisis on a national scale;
(10) dependency on exports and the corresponding importance of international trade; (11) the risk that the tax system in these countries will not be reformed to prevent inconsistent, retroactive and/or exorbitant taxation; and (12) the underdeveloped nature of the securities markets.

    SPECIAL CONSIDERATIONS AFFECTING JAPAN. Japan's economic growth has declined significantly since 1990. The general government position has deteriorated as a result of weakening economic growth and stimulative measures taken to support economic activity and to restore financial stability. Although the decline in interest rates and fiscal stimulation packages have helped to contain recessionary forces, uncertainties remain. Japan is also heavily dependent upon international trade, so its economy is especially sensitive to trade barriers and disputes. Japan has had difficult relations with its trading partners, particularly the United States, where the trade imbalance is the greatest. It is possible that trade sanctions and other protectionist measures could impact Japan adversely in both the short and the long term.

The common stocks of many Japanese companies trade at high price-earnings ratios. Differences in accounting methods make it difficult to compare the earnings of Japanese companies with those of companies in other countries, especially in the United States. In general, however, reported net income in Japan is understated relative to U.S. accounting standards and this is one reason why price-earnings ratios of the stocks of Japanese companies have tended historically to be higher than those for U.S. stocks. In addition, Japanese companies have tended to have higher growth rates than U.S. companies and Japanese interest rates have generally been lower than in the United States, both factors which tend to result in lower discount rates and higher price-earnings ratios in Japan than in the United States.

The Japanese securities markets are less regulated than those in the United States. Evidence has emerged from time to time of distortion of market prices to serve political or other purposes. Shareholders' rights are not always equally enforced. In addition, Japan's banking industry is undergoing problems related to bad loans and declining values in real estate.

    SPECIAL CONSIDERATIONS AFFECTING PACIFIC REGION COUNTRIES. Certain of the risks associated with international investments are heightened for investments in Pacific region countries. For example, some of the currencies of Pacific region countries have experienced steady devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain of such currencies. Certain countries, such as India, face serious exchange constraints. Jurisdictional disputes also exist between South Korea and North Korea. In addition, the Underlying Theme Portfolios may invest in Hong Kong, which reverted to Chinese administration on July 1, 1997. Investments in Hong Kong may be subject to expropriation, nationalization or confiscation, in which case an Underlying Theme Portfolio could lose its entire investment in Hong Kong. In addition, the reversion of Hong Kong also presents a risk that the Hong Kong dollar will be devalued and a risk of possible loss of investor confidence in Hong Kong's currency, stock market and assets.

    SPECIAL CONSIDERATIONS AFFECTING LATIN AMERICAN COUNTRIES. Most Latin American countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have very negative effects on the economies and securities markets of certain Latin American countries. Certain Latin American countries are also among the largest debtors to commercial banks and foreign governments. At times certain Latin American countries have declared moratoria on the payment of principal

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and/or interest on external debt. In addition, certain Latin American securities markets have experienced high volatility in recent years.

Latin American countries may also close certain sectors of their economies to equity investments by foreigners. Further due to the absence of securities markets and publicly owned corporations and due to restrictions on direct investment by foreign entities, investments may only be made in certain Latin American countries solely or primarily through governmentally approved investment vehicles or companies.

Certain Latin American countries may have managed currencies that are maintained at artificial levels to the U.S. dollar rather than at levels determined by the market. This type of system can lead to sudden and large adjustments in the currency which, in turn, can have a disruptive and negative effect on foreign investors. For example, in late 1994, the value of the Mexican peso lost more than one-third of its value relative to the U.S. dollar.

    SPECIAL CONSIDERATIONS AFFECTING EMERGING MARKETS. Investing in the securities of companies in emerging markets may entail special risks relating to potential political and economic instability and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment, convertibility of currencies into U.S. dollars and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation by any country, an Underlying Theme Portfolio could lose its entire investment in any such country.

Emerging securities markets are substantially smaller, less developed, less liquid and more volatile than the major securities markets. The limited size of emerging securities markets and limited trading value in issuers compared to the volume of trading in U.S. securities could cause prices to be erratic for reasons apart from factors that affect the quality of the securities. For example, limited market size may cause prices to be unduly influenced by traders who control large positions. Adverse publicity and investors' perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of portfolio securities, especially in these markets. In addition, securities traded in certain emerging markets may be subject to risks due to the inexperience of financial intermediaries, a lack of modern technology, the lack of a sufficient capital base to expand business operations, and the possibility of permanent or temporary termination of trading.

Settlement mechanisms in emerging securities markets may be less efficient and reliable than in more developed markets. In such emerging securities there may be share registration and delivery delays or failures.

Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates and corresponding currency devaluations have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries.

    PRIVATIZATIONS. The governments of some foreign countries have been engaged in programs of selling part or all of their stakes in government owned or controlled enterprises ("privatizations"). The Manager believes that privatizations may offer opportunities for significant capital appreciation and intends to invest assets of the Underlying Theme Portfolios in privatizations in appropriate circumstances. In certain foreign countries, the ability of foreign entities such as the Underlying Theme Portfolios to participate in privatizations may be limited by local law, or the terms on which the Underlying Theme Portfolios may be permitted to participate may be less advantageous than those for local investors. There can be no assurance that foreign governments will continue to sell companies currently owned or controlled by them or that privatization programs will be successful.

                  Statement of Additional Information Page 20

                          GT GLOBAL NEW DIMENSION FUND

                             INVESTMENT LIMITATIONS

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INVESTMENT LIMITATIONS OF THE FUND

FUNDAMENTAL LIMITATIONS. The following fundamental limitations of the Fund cannot be changed without the affirmative vote of the lesser of (i) 67% of the Fund's shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares ("Required Vote").

The Fund will not:

        (1) Issue senior securities or borrow money, except as permitted under the 1940 Act and then not in excess of 33 1/3% of the Fund's total assets (including the amount of the senior securities issued but reduced by any liabilities not constituting senior securities) at the time of the issuance or borrowing, except that the Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes;

        (2) Make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this restriction, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan;

        (3) Engage in the business of underwriting securities of other issuers, except to the extent that the Fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities;

        (4) Purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the Fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner; or

        (5) Purchase or sell physical commodities unless acquired as a result of owning securities or other instruments, but the Fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments;

Because of its investment objective and policies, the Fund will concentrate more than 25% of its assets in the mutual fund industry. In accordance with the Fund's investment program set forth in the Prospectus, the Fund may invest more than 25% of its assets in the Underlying Theme Funds. In addition, the Fund has adopted as a fundamental investment policy the classification as a "diversified" fund under the 1940 Act, which means that, with respect to 75% of its total assets it will invest no more than 5% of its assets in the securities of any one issuer, and it will purchase no more than 10% of the outstanding voting securities of any one issuer. The foregoing limitations, however, shall not apply to U.S. government securities and to securities issued by open-end investment companies.

NON-FUNDAMENTAL LIMITATIONS. The following investment limitations of the Fund are non-fundamental and may be changed by the vote of the Trust's Board of Trustees without shareholder approval.

The Fund will not:

        (1) Invest more than 15% of its net assets in illiquid securities, a term which means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities and includes, among other things, repurchase agreements maturing in more than seven days;

        (2) Purchase portfolio securities while borrowings in excess of 5% of its total assets are outstanding;

        (3) Purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions and except that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contract or derivative instruments;

                  Statement of Additional Information Page 21

                          GT GLOBAL NEW DIMENSION FUND

        (4) Engage in short sales of securities or maintain a short position, except that the Fund may maintain short positions in connection with its use of financial options an futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments; or

        (5) Purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of any exemptive order granted by the SEC and except that this limitation does not apply to securities received or acquired as dividends, through offers of exchange, or as a result of reorganization, consolidation, or merger.

If a percentage restriction on investment or utilization of assets is adhered to at the time of an investment or transaction, a later change in percentage ownership of a security or kind of securities resulting from changing market values or a similar type of event will not be considered a violation of the Fund's policies or restrictions.

Notwithstanding the forgoing investment limitations, the Fund may invest in Underlying Theme Funds that have adopted investment limitations that may be more or less restrictive than those listed above. As a result, the Fund may engage indirectly in investment strategies that are prohibited under the investment limitations listed above. The investment limitations and other investment policies and restrictions of each Underlying Theme Fund are described in its prospectus and statement of additional information.

Pursuant to Section 12(d)(1)(G) of the 1940 Act, the Fund may invest substantially all of its assets in the Underlying Theme Funds.

INVESTMENT LIMITATIONS OF THE UNDERLYING THEME FUNDS AND PORTFOLIOS
FEEDER FUNDS

The Consumer Products and Services Fund, Financial Services Fund, Infrastructure Fund, and Natural Resources Fund each has the following fundamental investment policy to enable it to invest in the Global Consumer Products and Services Portfolio, Global Financial Services Portfolio, Global Infrastructure Portfolio and Global Natural Resources Portfolio respectively:

    Notwithstanding any other investment policy of the Fund, the Fund may invest all of its investable assets (cash, securities and receivables related to securities) in an open-end management investment company having substantially the same investment objective, policies and limitations as the Fund.

All other fundamental investment policies, and the non-fundamental investment policies, of each Feeder Fund and its corresponding Portfolio are identical. Therefore, although the following discusses the investment policies of each Portfolio and Global Investment Portfolio's Board of Trustees, it applies equally to each Feeder Fund and the Company's Board of Directors.

Each Portfolio has adopted the following investment limitations as fundamental policies that (unless otherwise noted) may not be changed without a Required Vote. Whenever a Feeder Fund is requested to vote on a change in the investment limitations of its corresponding Portfolio, that Feeder Fund will hold a meeting of its shareholders and will cast its votes as instructed by its shareholders.

No Portfolio may:

        (1) Buy or sell real estate (including real estate limited partnerships); however, each Portfolio may invest in debt securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein, including real estate investment trusts;

        (2) Buy or sell commodities or commodity contracts, except that each Portfolio may purchase and sell financial and currency futures contracts and options thereon, and may purchase and sell currency forward contracts, options on foreign currencies and may otherwise engage in other transactions in foreign currencies;

        (3) Underwrite securities of other issuers, except to the extent that the disposition of an investment position may technically cause it to be considered an underwriter as that term is defined under the 1933 Act;

        (4) Make loans, except that each Portfolio may purchase debt securities and enter into repurchase agreements and may make loans of portfolio securities;

        (5) Purchase securities on margin, provided that each Portfolio may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities; except that it may make margin deposits in connection with futures contracts;

                  Statement of Additional Information Page 22

                          GT GLOBAL NEW DIMENSION FUND

        (6) Borrow money except from banks not in excess of 33 1/3% of the value of each Portfolio's total assets, (including the amount borrowed), less all liabilities and indebtedness (other than the borrowing). This restriction shall not prevent any Portfolio from entering into reverse repurchase agreements, provided that reverse repurchase agreements, and any other transactions constituting borrowing by a Portfolio may not exceed one-third of that Portfolio's total assets. Transactions involving options, futures contracts, options on futures contracts and forward currency contracts, as described in its prospectus and Statement of Additional Information, and reflected in the Fund's Prospectus and this Statement of Additional Information, and collateral arrangements relating thereto will not be deemed to be borrowings;

        (7) Mortgage, pledge, or hypothecate any of its assets, provided that this restriction shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities; or

        (8) Invest in direct interests or leases in oil, gas, or other mineral exploration or development programs; however, each Portfolio may invest in the securities of companies that engage in these activities.

In addition, each Portfolio has adopted as a fundamental investment policy a classification as a "diversified" fund under the 1940 Act. This means that, with respect to 75% of a Portfolio's total assets, no more than 5% will be invested in the securities of any one issuer, and the Portfolio will purchase no more than 10% of the outstanding voting securities of any one issuer. This policy cannot be changed without a Required Vote.

The following investment policies of each Portfolio are not fundamental policies and may be changed by vote of Global Investment Portfolio's Board of Trustees without shareholder approval.

No Portfolio may:

        (1) Invest in securities of an issuer if the investment would cause the Portfolio to own more than 10% of any class of securities of any one issuer;

        (2) Invest in companies for the purpose of exercising control or management;

        (3) Invest more than 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market;

        (4) Invest more than 5% of its total assets in securities of companies having, together with their predecessors, a record of less than three years of continuous operation;

        (5) Purchase or retain the securities of any issuer, if those individual officers and Trustees of the Portfolio, the Portfolio's investment adviser, or distributor, each owning beneficially more than 1/2 of 1% of the securities of such issuer, together own more than 5% of the securities of such issuer;

        (6) Enter into a futures contract, an option on a futures contract, or an option on foreign currency traded on a CFTC-regulated exchange, in each case other than for BONA FIDE hedging purposes (as defined by the CFTC), if the aggregate initial margin and premiums required to establish all of those positions (excluding the amount by which options are "in-the-money") exceeds 5% of the liquidation value of the Portfolio's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Portfolio has entered into;

        (7) Borrow money except for temporary or emergency purposes (not for leveraging) in excess of 33 1/3% of the value of the Portfolio's total assets (while borrowings exceed 5% of the Global Infrastructure Portfolio's or the Global Natural Resources Portfolio's total assets, such Portfolio will not make any additional investments); and

        (8) Invest more than 10% of its total assets in shares of other investment companies and may not invest more than 5% of its total assets in any one investment company or acquire more than 3% of the outstanding voting securities of any one investment company.

Investors should refer to the Underlying Theme Funds' prospectus for further information with respect to the investment objective of each Feeder Fund, which may not be changed without the approval of its shareholders, and its corresponding Portfolio's investment objective, which may be changed without the approval of its interestholders, and other investment policies, techniques and limitations, which may or may not be changed without interestholder approval.

HEALTH CARE FUND

The Health Care Fund has adopted the following investment limitations as fundamental policies, which (unless otherwise noted) may not be changed without a Required Vote.

                  Statement of Additional Information Page 23

                          GT GLOBAL NEW DIMENSION FUND

The Health Care Fund may not:

        (1) Invest more than 10% of its total assets in securities which cannot be readily resold to the public because of legal or contractual restrictions or for which no readily available market exists, which for this purpose includes repurchase agreements maturing in more than seven days;

        (2) Invest in companies for the purpose of exercising control or management;

        (3) Purchase or sell real estate; provided that the Health Care Fund may invest in securities secured by real estate or interests therein or issued by companies that invest in real estate or interests therein;

        (4) Purchase securities on margin or make short sales, except for short-term credits necessary for clearance of portfolio transactions, and except that the Health Care Fund may make short sales and maintain short positions and may make margin deposits in connection with its use of options, futures contracts and options on futures contracts;

        (5) Underwrite securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Health Care Fund may be deemed to be an underwriter under federal securities laws;

        (6) Make loans, except through loans of portfolio securities as authorized by the Health Care Fund's prospectus and except through repurchase agreements, provided that for purposes of this limitation the acquisition of portfolio securities consistent with the Health Care Fund's investment objective and policies shall not be deemed to be the making of a loan;

        (7) Purchase or sell commodities or commodity contracts, except that consistent with the Health Care Fund's investment objective and policies it may use financial and currency futures instruments and options thereon for hedging purposes;

        (8) Issue senior securities, except that for purposes of this limitation the Health Care Fund may borrow money in such amounts and in such fashion as is permitted under the 1940 Act and the rules thereunder;

        (9) Mortgage, pledge or hypothecate or in any manner transfer, as security for indebtedness, any securities owned or held by the Health Care Fund, except as may be necessary in connection with permitted borrowings; provided, however, that this does not prohibit escrow, collateral or margin arrangements in connection with its use of options, futures contracts and options on futures contracts;

       (10) Invest in oil, gas or mineral-related programs or leases; or

       (11) Purchase any security if as a result more than 5% of the Health Care Fund's total assets would be invested in securities of companies which together with any predecessors have been in operation for less than three years.

In addition, the Health Care Fund has adopted as a fundamental investment policy the classification as a "diversified" fund under the 1940 Act, which means that, with respect to 75% of its total assets, no more than 5% will be invested in the securities of any one issuer, and it will purchase no more than 10% of the outstanding voting securities of any one issuer. This policy cannot be changed without a Required Vote.

Investors should refer to the Underlying Theme Funds' prospectus for further information with respect to the Health Care Fund's investment objective, which may not be changed without a Required Vote, and other investment policies, techniques and limitations, which may be changed without shareholder approval.

TELECOMMUNICATIONS FUND

The Telecommunications Fund has adopted the following investment limitations as fundamental policies, which (unless otherwise noted) may not be changed without a Required Vote.

The Telecommunications Fund may not:

        (1) Buy or sell real estate (including real estate limited partnerships); however, the Telecommunications Fund may invest in debt securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein, including real estate investment trusts;

        (2) Purchase or sell commodities or commodity contracts, except that the Telecommunications Fund may purchase and sell financial and currency futures contracts and options thereon, and may purchase and sell currency forward contracts, options on foreign currencies and may otherwise engage in other transactions in foreign currencies;

                  Statement of Additional Information Page 24

                          GT GLOBAL NEW DIMENSION FUND

        (3) Engage in the business of underwriting securities of other issuers, except to the extent that the disposition of an investment position may technically cause it to be considered an underwriter as that term is defined under the 1933 Act;

        (4) Make loans, except that the Telecommunications Fund may purchase debt securities and enter into repurchase agreements and may make loans of portfolio securities;

        (5) Purchase securities on margin, provided that the Telecommunications Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities; except that it may make margin deposits in connection with futures contracts;

        (6) Borrow money except from banks not in excess of 33 1/3% of the value of the Telecommunications Fund's total assets, including the amount borrowed, less all liabilities and indebtedness (other than the borrowing). This restriction shall not prevent the Telecommunications Fund from entering into reverse repurchase agreements, provided that reverse repurchase agreements, and any other transactions constituting borrowing by it may not exceed one-third of its total assets. Transactions involving options, futures contracts, options on futures contracts and forward currency contracts, as described in its prospectus and Statement of Additional Information, and reflected in the Fund's Prospectus and this Statement of Additional Information, and collateral arrangements relating thereto will not be deemed to be borrowings;

        (7) Mortgage, pledge, or hypothecate any of its assets, provided that this restriction shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities; or

        (8) Invest in direct interests or leases in oil, gas, or other mineral exploration or development programs; however, the Telecommunications Fund may invest in the securities of companies that engage in these activities.

In addition, the Telecommunications Fund has adopted as a fundamental investment policy the classification as a "diversified" fund under the 1940 Act, which means that, with respect to 75% of its total assets, no more than 5% will be invested in the securities of any one issuer, and it will purchase no more than 10% of the outstanding voting securities of any one issuer. This policy cannot be changed without a Required Vote.

The following operating policies of the Telecommunications Fund are not fundamental policies and may be changed by vote of the Company's Board of Directors without shareholder approval.

The Telecommunications Fund may not:

        (1) Invest in securities of an issuer if the investment would cause the Telecommunications Fund to own more than 10% of any class of securities of any one issuer;

        (2) Invest in companies for the purpose of exercising control or management;

        (3) Invest more than 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market;

        (4) Invest more than 5% of its total assets in securities of companies having, together with their predecessors, a record of less than three years of continuous operation;

        (5) Purchase or retain the securities of any issuer, if those individual officers and Directors of the Company, the Telecommunications Fund's investment adviser, or distributor, each owning beneficially more than 1/2 of 1% of the securities of such issuer, together own more than 5% of the securities of such issuer;

        (6) Enter into a futures contract, an option on a futures contract, or an option on foreign currency traded on a CFTC-regulated exchange, in each case other than for BONA FIDE hedging purposes (as defined by the CFTC), if the aggregate initial margin and premiums required to establish all of those positions (excluding the amount by which options are "in-the-money") exceeds 5% of the liquidation value of the Telecommunications Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Telecommunications Fund has entered into; or

        (7) Borrow money except for temporary or emergency purposes (not for leveraging) not in excess of 33 1/3% of the value of the Telecommunications Fund's total assets. While borrowings exceed 5% of the Telecommunications Fund's total assets, the Telecommunications Fund will not make any additional investments.

                  Statement of Additional Information Page 25

                          GT GLOBAL NEW DIMENSION FUND

The Telecommunications Fund has the authority to invest up to 10% of its total assets in shares of other investment companies and in real estate investment trusts. The Telecommunications Fund may not invest more than 5% of its total assets in any one investment company or acquire more than 3% of the outstanding voting securities of any one investment company.

Investors should refer to the Underlying Theme Funds' prospectus for further information with respect to the Telecommunications Fund's investment objective, which may not be changed without a Required Vote, and other investment policies, techniques and limitations, which may be changed without shareholder approval.

If a percentage restriction on investment or utilization of assets in an investment policy or restriction is adhered to at the time an investment is made, a later change in percentage ownership of a security or kind of securities resulting from changing market values or a similar type of event will not be considered a violation of the Underlying Theme Portfolio's investment policies or restrictions. An Underlying Theme Portfolio may exchange securities, exercise conversion or subscription rights, warrants or other rights to purchase common stock or other equity securities and may hold, except to the extent limited by the 1940 Act, any such securities so acquired without regard to the Underlying Theme Portfolio's investment policies and restrictions. The original cost of the securities so acquired will be included in any subsequent determination of the Underlying Theme Portfolio's compliance with the investment percentage limitations referred to above and in the Prospectus.

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                             EXECUTION OF PORTFOLIO
                                  TRANSACTIONS

--------------------------------------------------------------------------------
All orders for the purchase or sale of portfolio securities for the Fund (normally shares of the Underlying Theme Funds) are placed on behalf of the Fund by the Manager. As stated in the Prospectus, the Manager will exercise no discretion in investing the assets of the Fund other than to make investments in money market instruments and to rebalance the percentage of the Fund's assets in each Underlying Theme Fund.

Subject to policies established by the applicable Board, the Manager is responsible for the execution of each Underlying Theme Portfolio's securities transactions and the selection of broker/dealers who execute such transactions on behalf of each Underlying Theme Portfolio. In executing transactions, the Manager seeks the best net results for each Underlying Theme Portfolio, taking into account such factors as the price (including the applicable brokerage commission or dealer spread), size of the order, difficulty of execution and operational facilities of the firm involved. Although the Manager generally seeks reasonably competitive commission rates and spreads, payment of the lowest commission or spread is not necessarily consistent with the best net results. While each Underlying Theme Portfolio may engage in soft dollar arrangements for research services, as described below, it has no obligation to deal with any broker/dealer or group of broker/dealers in the execution of portfolio transactions.

Consistent with the interests of each Underlying Theme Portfolio, the Manager may select broker/dealers to execute that Underlying Theme Portfolio's portfolio transaction on the basis of the research and brokerage services they provide to the Manager for its use in managing that Underlying Theme Portfolio and its other advisory accounts. Such services may include furnishing analyses, reports and information concerning issuers, industries, securities, geographic regions, economic factors and trends, portfolio strategy, and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). Research and brokerage services received from such broker are in addition to, and not in lieu of, the services required to be performed by the Manager under investment management and administration contracts. A commission paid to such broker may be higher than that which another qualified broker would have charged for effecting the same transaction, provided that the Manager determines in good faith that such commission is reasonable in terms either of that particular transaction or the overall responsibility of the Manager to the Underlying Theme Portfolio and its other clients and that the total commissions paid by that Underlying Theme Portfolio will be reasonable in relation to the benefits it receive over the long term. Research services may also be received from dealers who execute portfolio transactions in OTC markets.

The Manager may allocate brokerage transactions to broker/dealers who have entered into arrangements under which the broker/dealer allocates a portion of the commissions paid by an Underlying Theme Portfolio toward payment of its expenses, such as custodian fees.

                  Statement of Additional Information Page 26

                          GT GLOBAL NEW DIMENSION FUND

Investment decisions for an Underlying Theme Portfolio and for other investment accounts managed by the Manager are made independently of each other in light of differing conditions. However, the same investment decision occasionally may be made for two or more of such accounts, including an Underlying Theme Portfolio. In such cases, simultaneous transactions may occur. Purchases or sales are then allocated as to price or amount in a manner deemed fair and equitable to all accounts involved. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as an Underlying Theme Portfolio is concerned, in other cases the Manager believes that coordination and the ability to participate in volume transactions will be beneficial to that Portfolio.

Under a policy adopted by the applicable Board, and subject to the policy of obtaining the best net results, the Manager may consider a broker/dealer's sale of the shares of the Underlying Theme Funds and the other portfolios for which the Manager serves as investment manager or administrator in selecting broker/dealers for the execution of portfolio transactions. This policy does not imply a commitment to execute portfolio transactions through all broker/dealers that sell shares of the Underlying Theme Funds and such other portfolios.

Each Underlying Theme Portfolio contemplates purchasing most foreign equity securities in OTC markets or stock exchanges located in the countries in which the respective principal offices of the issuers of the various securities are located, if that is the best available market. The fixed commissions paid in connection with most such foreign stock transactions generally are higher than negotiated commissions on U.S. transactions. There generally is less government supervision and regulation of foreign stock exchanges and brokers than in the United States. Foreign security settlements may in some instances be subject to delays and related administrative uncertainties.

Foreign equity securities may be held by an Underlying Theme Portfolio in the form of ADRs, ADSs, EDRs, CDRs or securities convertible into foreign equity securities. ADRs, ADSs, EDRs and CDRs may be listed on stock exchanges, or traded in the OTC markets in the United States or Europe, as the case may be. ADRs, like other securities traded in the United States, will be subject to negotiated commission rates. The foreign and domestic debt securities and money market instruments in which an Underlying Theme Portfolio may invest are generally traded in the OTC markets.

An Underlying Theme Portfolio does not have any obligation to deal with any broker/dealer or group of broker/dealers in the execution of securities transactions. Each Underlying Theme Portfolio contemplates that, consistent with the policy of obtaining the best net results, brokerage transactions may be conducted through certain companies that are members of Liechtenstein Global Trust. Both Boards have adopted procedures in conformity with Rule 17e-1 under the 1940 Act to ensure that all brokerage commissions paid to such affiliates are reasonable and fair in the context of the market in which they are operating. Any such transactions will be effected and related compensation paid only in accordance with applicable SEC regulations.

                  Statement of Additional Information Page 27

                          GT GLOBAL NEW DIMENSION FUND

                             TRUSTEES AND EXECUTIVE
                                    OFFICERS

--------------------------------------------------------------------------------

The Company's Directors and Executive Officers are listed below.

NAME, POSITION(S) WITH THE               PRINCIPAL OCCUPATIONS AND BUSINESS
COMPANY AND ADDRESS                      EXPERIENCE FOR PAST 5 YEARS
---------------------------------------  ------------------------------------------------------------------------------------------
William J. Guilfoyle*, 39                Mr. Guilfoyle is President, GT Global, Inc. since 1995; Director, GT Global since 1991;
Trustee, Chairman of the Board and       Senior Vice President and Director of Sales and Marketing, GT Global from May 1992 to
President                                April 1995; Vice President and Director of Marketing, GT Global from 1987 to 1992;
50 California Street                     Director, Liechtenstein Global Trust AG (holding company of the various international LGT
San Francisco, CA 94111                  companies) Advisory Board since January 1996; Director, G.T. Global Insurance Agency
                                         ("G.T. Insurance") since 1996; President and Chief Executive Officer, G.T. Insurance since
                                         1995; Senior Vice President and Director, Sales and Marketing, G.T. Insurance from April
                                         1995 to November 1995; Senior Vice President, Retail Marketing, G.T. Insurance from 1992 to 1993. Mr. Guilfoyle is also a director or trustee of each of the other investment companies registered under the Investment Company Act of 1940, as amended (the "1940
                                         Act"), that is managed or administered by Chancellor LGT.
C. Derek Anderson, 56                    Mr. Anderson is President, Plantagenet Capital Management, LLC (an investment
Trustee                                  partnership); Chief Executive Officer, Plantagenet Holdings, Ltd. (an investment banking
220 Sansome Street                       firm); Director, Anderson Capital Management, Inc. since 1988; Director, PremiumWear, Inc.
Suite 400                                (formerly Munsingwear, Inc.) (a casual apparel company) and Director, "R" Homes, Inc. and
San Francisco, CA 94104                  various other companies. Mr. Anderson is also a director or trustee of each of the other investment companies registered under the 1940 Act that is managed or administered by
                                         Chancellor LGT.
Frank S. Bayley, 58                      Mr. Bayley is a partner of the law firm of Baker & McKenzie, and serves as a Director and
Trustee                                  Chairman of C.D. Stimson Company (a private investment company). Mr. Bayley is also a
Two Embarcadero Center                   director or trustee of each of the other investment companies registered under the 1940
Suite 2400                               Act that is managed or administered by Chancellor LGT.
San Francisco, CA 94111
Arthur C. Patterson, 54                  Mr. Patterson is Managing Partner of Accel Partners (a venture capital firm). He also
Trustee                                  serves as a director of Viasoft and PageMart, Inc. (both public software companies), as
428 University Avenue                    well as several other privately held software and communications companies. Mr. Patterson
Palo Alto, CA 94301                      is also a director or trustee of each of the other investment companies registered under the 1940 Act that is managed or administered by Chancellor LGT.
Ruth H. Quigley, 62                      Miss Quigley is a private investor. From 1984 to 1986, she was President of Quigley
Trustee                                  Friedlander & Co., Inc. (a financial advisory services firm). Miss Quigley is also a
1055 California Street                   director or trustee of each of the other investment companies registered under the 1940
San Francisco, CA 94108                  Act that is managed or administered by Chancellor LGT.
Robert G. Wade, Jr.,* 70                 Mr. Wade is Consultant to Chancellor LGT; Chairman of the Board of Chancellor Capital
Trustee                                  Management, Inc. from January 1995 to October 1996; President, Chief Executive Officer and
1166 Avenue of the Americas              Chairman of the Board of Chancellor Capital Management, Inc. from 1988 to January 1995.
New York, NY 10036                       Mr. Wade is also a director or trustee of each of the other investment companies registered under the 1940 Act that is managed or administered by Chancellor LGT.

--------------
* Mr. Guilfoyle and Mr. Wade are "interested persons" of the Trust as defined by the 1940 Act due to their affiliation with the LGT companies.

                  Statement of Additional Information Page 28

                          GT GLOBAL NEW DIMENSION FUND

NAME, POSITION(S) WITH THE               PRINCIPAL OCCUPATIONS AND BUSINESS
COMPANY AND ADDRESS                      EXPERIENCE FOR PAST 5 YEARS
---------------------------------------  ------------------------------------------------------------------------------------------

Kenneth W. Chancey, 52                   Vice President -- Mutual Fund Accounting, Chancellor LGT since 1992; and Vice President,
Vice President and                       Putnam Fiduciary Trust Company from 1989 to 1992.
Principal Accounting Officer
50 California Street
San Francisco, CA 94111

Helge K. Lee, 51                         Chief Legal and Compliance Officer -- North America, Chancellor LGT since October 1997;
Vice President                           Executive Vice President of the Asset Management Division of Liechtenstein Global Trust
50 California Street                     since October 1996; Senior Vice President, General Counsel and Secretary of Chancellor
San Francisco, CA 94111                  LGT, GT Global, GT Services and G.T. Insurance from February 1996 to October 1996; Vice
                                         President, General Counsel and Secretary of LGT Asset Management, Inc., Chancellor LGT, GT
                                         Global, GT Services and G.T. Insurance from May 1994 to February 1996; Senior Vice
                                         President, General Counsel and Secretary of Strong/Corneliuson Management, Inc. and
                                         Secretary of each of the Strong Funds from October 1991 through May 1994.

                         ------------------------------

The Board of Trustees has a Nominating and Audit Committee, comprised of Miss Quigley and Messrs. Anderson, Bayley and Patterson, which is responsible for nominating persons to serve as Trustees, reviewing audits of the Trust and its funds and recommending firms to serve as independent auditors of the Trust. Each of the Trustees and officers of the Trust is also a Director and Officer of G.T. Investment Portfolios, Inc., G.T. Investment Funds, Inc., G.T. Global Developing Markets Fund, Inc. and G.T. Global Floating Rate Fund, Inc., and a Trustee and Officer of G.T. Global Growth Series, G.T. Global Eastern Europe Fund, G.T. Global Variable Investment Trust, G.T. Global Variable Investment Series, Global Investment Portfolio, Growth Portfolio, Floating Rate Portfolio and Global High Income Portfolio, which also are registered investment companies managed by the Manager. Each Trustee and Officer serves in total as a Director and/or Trustee and officer, respectively of 13 registered investment companies with 42 series managed or administrated by the Manager. The Trust pays each Trustee who is not a director, officer or employee of the Manager or any affiliated company $5,000 a year, plus $300 per Fund for each meeting of the Board attended by the Trustee, and reimburses travel and other expense incurred in connection with attending Board meetings. As of December 19, 1997, the Trustees and Officers of the Trust own less than 1% of the shares of the Fund.

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                          GT GLOBAL NEW DIMENSION FUND

                                   MANAGEMENT

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MANAGEMENT SERVICES RELATING TO THE FUND
The Manager acts as the manager for the Fund pursuant to a contract with the Trust. The Manager receives no fee for providing management services to the Fund.

DISTRIBUTION SERVICES RELATING TO THE FUND
The Fund's Advisor Class shares are offered continuously through the Fund's principal underwriter and distributor, GT Global, on a "best efforts" basis without a sales charge or contingent deferred sales charge.

TRANSFER AGENCY AND ACCOUNTING AGENCY SERVICES
The Transfer Agent has been retained by the Fund to perform shareholder servicing, reporting and general transfer agent functions for it. For these services, the Transfer Agent receives an annual maintenance fee of $17.50 per account, a new account fee of $4.00 per account, a per transaction fee of $1.75 for all transactions other than exchanges and a per exchange fee of $2.25. The Transfer Agent is also reimbursed for its out-of-pocket expenses for such items as postage, forms, telephone charges, stationery and office supplies. The Manager also serves as the Fund's pricing and accounting agent. See "Additional Information -- Special Servicing Agreement."

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                            VALUATION OF FUND SHARES

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As described in the Prospectus, the Fund's net asset value per share for each class of shares is determined each day on which the New York Stock Exchange ("NYSE") is open for business ("Business Day") as of the close of regular trading on the NYSE (currently 4:00 p.m. Eastern Time, unless weather, equipment failure or other factors contribute to an earlier closing time). Currently, the NYSE is closed on weekends and on certain days relating to the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, July 4th, Labor Day, Thanksgiving Day and Christmas Day.

The value of the shares of the Underlying Theme Funds will be their net asset value at the time the net asset value of the Fund is determined.

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                         INFORMATION RELATING TO SALES
                                AND REDEMPTIONS

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PAYMENT AND TERMS OF OFFERING
Payment for Advisor Class shares of the Fund purchased should accompany the purchase order, or funds should be wired to the Transfer Agent as described in the Prospectus. Payment for Fund shares, other than by wire transfer, must be made by check or money order drawn on a U.S. bank. Checks or money orders must be payable in U.S. dollars.

As a condition of this offering, if an order to purchase Advisor Class shares is canceled due to nonpayment (for example, on account of a check returned for "not sufficient funds"), the person who made the order will be responsible for any loss incurred by the Underlying Theme Fund by reason of such cancellation, and if such purchaser is a shareholder, the Fund shall have the authority as agent of the shareholder to redeem shares in his or her account at their then-current net asset

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                          GT GLOBAL NEW DIMENSION FUND
value per share to reimburse the Fund for the loss incurred. Investors whose purchase orders have been canceled due to nonpayment may be prohibited from placing future orders.

The Fund reserves the right at any time to waive or increase the minimum requirements applicable to initial or subsequent investments with respect to any person or class of persons. An order to purchase shares is not binding on the Fund until it has been confirmed in writing by the Transfer Agent (or other arrangements made with the Fund, in the case of orders utilizing wire transfer of funds, as described above) and payment has been received. To protect existing shareholders, the Fund reserves the right to reject any offer for a purchase of shares by any individual.

SALES OUTSIDE THE UNITED STATES
Sales of Fund shares made through brokers outside the United States will be at net asset value plus a sales commission, if any, established by that broker or by local law.

INDIVIDUAL RETIREMENT ACCOUNTS ("IRAs") AND OTHER TAX-DEFERRED PLANS

IRAs: If you have earned income from employment (including self-employment), you can contribute each year to an IRA up to the lesser of (1) $2,000 for yourself or $4,000 for you and your spouse, regardless of whether your spouse is employed, or (2) 100% of compensation. Some individuals may be able to take an income tax deduction for the contribution. Regular contributions may not be made for the year you become 70 1/2 or thereafter. Unless your and your spouse's earnings exceed a certain level, you also may establish an "education IRA" and/or a "Roth IRA." Although contributions to these new types of IRAs are nondeductible, withdrawals from them will be tax-free under certain circumstances. Please consult your tax advisor for more information. IRA applications are available from brokers or GT Global.

ROLLOVER IRAs: Individuals who receive distributions from qualified retirement plans (other than required distributions) and who wish to keep their savings growing tax-deferred can roll over (or make a direct transfer of) their distribution to a Rollover IRA. These accounts can also receive rollovers or transfers from an existing IRA. If an "eligible rollover distribution" from a qualified employer-sponsored retirement plan is not directly rolled over to an IRA (or certain qualified plans), withholding at the rate of 20% will be required for federal income tax purposes. A distribution from a qualified plan that is not an "eligible rollover distribution," including a distribution that is one of a series of substantially equal periodic payments, generally is subject to regular wage withholding or withholding at the rate of 10% (depending on the type and amount of the distribution), unless you elect not to have any withholding apply. Please consult your tax advisor for more information.

SEP-IRAs: Simplified employee pension plans ("SEPs" or "SEP-IRAs") provide self-employed individuals (and any eligible employees) with benefits similar to Keogh plans (i.e., self-employed individual retirement plans) or Code Section 401(k) plans, but with fewer administrative requirements and therefore potential lower annual administration expenses.

CODE SECTION 403(b)(7) CUSTODIAL ACCOUNTS: Employees of public schools and most other tax-exempt organizations can make pre-tax salary reduction contributions to these accounts.

PROFIT-SHARING (INCLUDING SECTION 401(k)) AND MONEY PURCHASE PENSION
PLANS: Corporations and other employers can sponsor these qualified defined contribution plans for their employees. A Section 401(k) plan, a type of profit-sharing plan, additionally permits the eligible, participating employees to make pre-tax salary reduction contributions to the plan (up to certain limits).

SIMPLE PLANS: Employers with no more than 100 employees that do not maintain another retirement plan may establish a Savings Incentive Match Plan for Employees ("SIMPLE") either as separate IRAs or as part of a Section 401(k) plan. SIMPLEs are not subject to the complicated nondiscrimination rules that generally apply to qualified retirement plans.

EXCHANGES
Shares of the Fund may be exchanged for shares of other GT Global Mutual Funds, based on their respective net asset values without imposition of any sales charges provided that the registration remains identical. Advisor Class shares of the Fund may be exchanged only for Advisor Class shares of other GT Global Mutual Funds. The exchange privilege is not an option or right to purchase shares but is permitted under the current policies of the respective GT Global Mutual Funds. The privilege may be discontinued or changed at any time by any of the funds upon sixty days prior written notice to the shareholders of such fund and is available only in states where the exchange may be made legally. Before purchasing shares through the exercise of the exchange privilege, a shareholder should obtain and read a copy of the prospectus of the fund to be purchased and should consider the investment objective(s) of the fund.

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                          GT GLOBAL NEW DIMENSION FUND

TELEPHONE REDEMPTIONS
A corporation or partnership wishing to utilize telephone redemption services must submit a "Corporate Resolution" or "Certificate of Partnership" indicating the names, titles and the required number of signatures of persons authorized to act on its behalf. The certificate must be signed by a duly authorized officer(s), and, in the case of a corporation, the corporate seal must be affixed. All shareholders may request that redemption proceeds be transmitted by bank wire upon request directly to the shareholder's predesignated account at a domestic bank or savings institution if the proceeds are at least $1,000. Costs in connection with the administration of this service, including wire charges, currently are borne by the Fund. Proceeds of less than $1,000 will be mailed to the shareholder's registered address of record. The Fund and the Transfer Agent reserve the right to refuse any telephone instructions and may discontinue the aforementioned redemption options upon thirty days' written notice.

SUSPENSION OF REDEMPTION PRIVILEGES
The Fund may suspend redemption privileges or postpone the date of payment for more than seven days after a redemption order is received during any period (1) when the NYSE is closed other than customary weekend and holiday closings, or trading on the NYSE is restricted as directed by the SEC, (2) when an emergency exists, as defined by the SEC, which would prohibit the Fund or the Underlying Theme Portfolios from disposing of portfolio securities owned by them or in fairly determining the value of its assets, or (3) as the SEC may otherwise permit.

REDEMPTIONS IN KIND
It is possible that conditions may arise in the future that would, in the opinion of the Trust's Board of Trustees, make it undesirable for the Fund to pay for all redemptions in cash. In such cases, the Board may authorize payment to be made in portfolio securities or other property of the Fund, so-called "redemptions in kind." Payment of redemptions in kind will be made in readily marketable securities. Such securities would be valued at the same value assigned to them in computing the net asset value per share. Shareholders receiving such securities would incur brokerage costs in selling any such securities so received. However, despite the foregoing, the Trust has filed with the SEC an election pursuant to Rule 18f-1 under the 1940 Act. This means that the Fund will pay in cash all requests for redemption made by any shareholder of record, limited in amount with respect to each shareholder during any ninety-day period to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of such period. This election will be irrevocable so long as Rule 18f-1 remains in effect, unless the SEC by order upon application permits the withdrawal of such election.

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                                     TAXES

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TAXATION OF THE FUND
To continue to qualify for treatment as a regulated investment company ("RIC") under the Code, the Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income and net short-term capital gain) ("Distribution Requirement") and must meet several additional requirements. These requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities, or other income derived with respect to its business of investing in securities; (2) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs (including the Underlying Theme Funds) and other securities, with these other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (3) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs, including the Underlying Theme Funds) of any one issuer.

The Fund will invest its assets in shares of the Underlying Theme Funds, cash and money market instruments. Accordingly, the Fund's income will consist of distributions from the Underlying Theme Funds, net gains realized from the disposition of Underlying Theme Fund shares and interest. If an Underlying Theme Fund qualifies for treatment as a RIC under the Code -- each has done so for its past taxable years and intends to continue to do so for its current and future taxable years -- (1) dividends paid to the Fund from the Underlying Theme Fund's investment company taxable income (which may include net gains from certain foreign currency transactions) will be taxable to the Fund as ordinary income to

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                          GT GLOBAL NEW DIMENSION FUND
the extent of the Underlying Theme Fund's earnings and profits and (2) distributions paid to the Fund from the Underlying Theme Fund's net capital gain (the excess of net long-term capital gain over net short-term capital loss), when designated as such, will be taxable to the Fund as long-term capital gains, regardless of how long the Fund has held the Underlying Theme Fund's shares. If shares of an Underlying Theme Fund are purchased within 30 days before or after redeeming at a loss, other shares of that Underlying Theme Fund (whether pursuant to a rebalancing of the Fund's portfolio or otherwise) all or a part of the loss will not be deductible by the Fund and instead will increase its basis for the newly purchased shares.

Although an Underlying Theme Fund will be eligible to elect to "pass-through" to its shareholders (including the Fund) the benefit of the foreign tax credit with respect to any foreign and U.S. possessions income taxes it pays if more than 50% in the value of its total assets at the close of any taxable year consists of securities of foreign corporations, the Fund will not qualify to pass that benefit through to its shareholders because of its inability to satisfy that asset test.

The Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

TAXATION OF THE FUND'S SHAREHOLDERS
Dividends and other distributions declared by the Fund, and payable to shareholders of record as of a date, in October, November or December of any year will be deemed to have been paid by the Fund and received by the shareholders on December 31 of that year if the distributions are paid by the Fund during the following January. Accordingly, those distributions will be taxed to shareholders for the year in which that December 31 falls.

A portion of the dividends from the Fund's investment company taxable income (whether paid in cash or reinvested in additional shares) may be eligible for the dividends-received deduction allowed to corporations. The eligible portion may not exceed the total of the Fund's share of the aggregate dividends received by each Underlying Theme Fund from U.S. corporations. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction may be subject indirectly to the alternative minimum tax.

If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares. Investors also should be aware that if shares are purchased shortly before the record date for any dividend or other distribution, the shareholder will pay full price for the shares and receive some portion of the price back as a taxable distribution.

Dividends paid by the Fund to a shareholder who, as to the United States, is a nonresident alien individual, or nonresident alien fiduciary of a trust or estate, foreign corporation or foreign partnership ("foreign shareholder") generally will be subject to U.S. withholding tax (at a rate of 30% or lower treaty rate). Withholding will not apply, however, to a dividend paid by the Fund to a foreign shareholder that is "effectively connected with the conduct of An U.S. trade or business," in which case the reporting and withholding requirements applicable to domestic shareholders will apply. A distribution of net capital gain by the Fund to a foreign shareholder generally will be subject to U.S. federal income tax (at the rates applicable to domestic persons) only if the distribution is "effectively connected" or the foreign shareholder is treated as a resident alien individual for federal income tax purposes.

The foregoing is a general and abbreviated summary of certain federal tax considerations affecting the Fund and its shareholders. Investors are urged to consult their own tax advisers for more detailed information and for information regarding any foreign, state and local taxes applicable to distributions received from the Fund.

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                          GT GLOBAL NEW DIMENSION FUND

                             ADDITIONAL INFORMATION

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SPECIAL SERVICING AGREEMENT
Subject to the receipt of an order pursuant to a pending exemptive application with the Securities and Exchange Commission and a private letter ruling pursuant to a pending request therefor with the Internal Revenue Service, a Special Servicing Agreement (the "Service Agreement") will be entered into among the Manager, the Underlying Theme Funds, GT Global Investor Services, Inc., and the Trust. The Service Agreement will provide that, if the officers of any Underlying Theme Fund, at the direction of the Board of Directors, determine that the aggregate expenses of the Fund are less than the estimated savings to the Underlying Theme Fund from the operation of the Fund, the Underlying Theme Fund will bear those expenses in proportion to the average daily value of its shares owned by the Fund and/or the number of shareholder accounts at the Fund. No Underlying Theme Fund will bear such expenses in excess of the estimated savings to it. Such savings are expected to result primarily from the elimination of numerous separate shareholder accounts which are or would have been invested directly in the Underlying Theme Funds and the resulting reduction in shareholder servicing costs. In this regard, the shareholder servicing costs to any Underlying Theme Fund for servicing one account registered to the Trust would be significantly less than the cost to that same Underlying Theme Fund of servicing the same pool of assets contributed in the typical fashion by a large group of individual shareholders owning small accounts in each Underlying Theme Fund. If the Fund's costs exceed the aggregate estimated savings to the Underlying Theme Funds, the Manager will pay the excess on behalf of the Fund.

Rule 12b-1 distribution and service fees will not be paid in accordance with the Service Agreement. Nor will certain non-recurring and extraordinary expenses be payable in accordance therewith including: the fees and costs of actions, suits or proceedings and any penalties or damages in connection therewith, to which the Trust and/or the Fund may incur directly, or may incur as a result of its legal obligation to provide indemnification to its officers, trustees and agents; the fees and costs of any governmental investigation and any fines or penalties in connection therewith; and any federal, state or local tax, or related interest penalties or additions to tax, incurred, for example, as a result of the Trust's failure to distribute all of its income and gains, its failure to qualify as a RIC under the Code, or failure to timely file any required tax returns or other filings. Amounts not payable pursuant to the Service Agreement will be paid by the Fund.

LIECHTENSTEIN GLOBAL TRUST
Liechtenstein Global Trust AG, formerly BIL GT Group, is composed of the Manager and its worldwide affiliates. Other worldwide affiliates of Liechtenstein Global Trust include LGT Bank in Liechtenstein, formerly Bank in Liechtenstein, an international financial services institution founded in 1920. LGT Bank in Liechtenstein has principal offices in Vaduz, Liechtenstein. Its subsidiaries currently include LGT Bank in Liechtenstein (Deutschland) GmbH, formerly Bank in Liechtenstein (Frankfurt) GmbH, and LGT Asset Management AG, formerly Bilfinanz und Verwaltung AG, in Zurich, Switzerland.

Worldwide asset management affiliates also currently include LGT Asset Management PLC, formerly G.T. Management PLC, in London, England; LGT Asset Management Ltd., formerly G.T. Management (Asia) Ltd., in Hong Kong; LGT Asset Management Ltd., formerly G.T. Management (Japan) Ltd., in Tokyo; LGT Asset Management Pte. Ltd., formerly G.T. Management (Singapore) PTE Ltd., in Singapore; LGT Asset Management Ltd., formerly G.T. Management (Australia) Ltd., in Sydney; and LGT Asset Management GmbH, formerly BIL Asset Management GmbH, in Frankfurt.

CUSTODIAN
State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, acts as custodian of the Fund's and the Underlying Theme Portfolios' assets.

INDEPENDENT ACCOUNTANTS
The Trust's independent accountants are Coopers & Lybrand L.L.P., One Post Office Square, Boston, Massachusetts 02109. Coopers & Lybrand L.L.P. conducts annual audits of the Fund's financial statements, assists in the preparation of the Fund's federal and state income tax returns and consults with the Trust as to matters of accounting, regulatory filings, and federal and state income taxation.

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                          GT GLOBAL NEW DIMENSION FUND

The audited financial statements of the Trust included in this Statement of Additional Information have been examined by Coopers & Lybrand L.L.P., as stated in their opinion appearing herein, and are included in reliance upon such opinion given upon the authority of that firm as experts in accounting and auditing.

USE OF NAME
The Manager has granted the Trust the right to use the "GT" and "GT Global" names and has reserved the right to withdraw its consent to the use of such names by the Trust at any time or to grant the use of such names to any other company.

SHAREHOLDER LIABILITY
Under certain circumstances, shareholders of the Fund may be held personally liable for the obligations of the Fund. The Trust's Declaration of Trust provides that shareholders shall not be subject to any personal liability for the acts or obligations of a Fund or the Trust and that every written agreement, obligation or other undertaking made or issued by the Fund or the Trust shall contain a provision to the effect that shareholders are not personally liable thereunder. The Declaration of Trust provides for indemnification out of the Trust's assets under certain circumstances, and further provides that the Trust shall, upon request, assume the defense of any act or obligation of the Fund or the Trust and that the Fund will indemnify the shareholder for all legal and other expenses incurred therewith. Thus, the risk of any shareholder's incurring financial loss beyond his or her investment, because of this theoretical shareholder liability, is limited to circumstances in which the Fund or the Trust itself would be unable to meet its obligations.

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                               INVESTMENT RESULTS

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STANDARDIZED RETURNS
The Fund's "Standardized Returns," as referred to in the Prospectus (see "Other Information -- Performance Information" in the Prospectus), is calculated separately for Class A, Class B, Class C and Advisor Class shares of the Fund, as follows: Standardized Return (average annual total return ("T")) is computed by using the ending redeeming value ("ERV") of a hypothetical initial investment of $1,000 ("P") over a period of years ("n") according to the following formula as required by the SEC: P(1+T) to the (n)th power = ERV. The following assumptions will be reflected in computations made in accordance with this formula: (1) reinvestment of dividends and other distributions at net asset value on the reinvestment date determined by the Trust's Board of Trustees; and
(2) a complete redemption at the end of any period illustrated.

NON-STANDARDIZED RETURNS
In addition to Standardized Returns, the Fund also may include in advertisements, sales literature and shareholder reports other total return performance data ("Non-Standardized Return"). Non-Standardized Return is calculated separately for Class A, Class B, Class C and Advisor Class shares of the Fund and may be calculated according to several different formulas. Non-Standardized Returns may be quoted for the same or different time periods for which Standardized Returns are quoted.

Average annual Non-Standardized Return ("T") is computed by using the ending redeeming value ("ERV") of a hypothetical initial investment of $1,000 ("P") over a period of years ("n") according to the following formula as required by the SEC: P(1+T) = ERV. The following assumptions will be reflected in computations made in accordance with this formula: (1) reinvestment of dividends and other distributions at net asset value on the reinvestment date determined by the Board; and (2) a complete redemption at the end of any period illustrated.

The Fund's investment results will vary from time to time depending upon market conditions, the composition of each Underlying Theme Portfolio's portfolio, and operating expenses of the Fund, so that current or past yield or total return should not be considered representative of what an investment in the Fund may earn in any future period. These factors and possible differences in the methods used in calculating investment results should be considered when comparing the Fund's investment results with those published for other investment companies and other investment vehicles. The Fund's results also should be considered relative to the risks associated with the Fund's investment objective and policies.

IMPORTANT POINTS TO NOTE ABOUT DATA RELATING TO WORLD EQUITY AND BOND MARKETS The Fund and GT Global may from time to time in advertisements, sales literature and reports furnished to present or prospective shareholders compare the Fund with the following, among others:

        (1) The Consumer Price Index, which is a measure of the average change in prices over time in a fixed market basket of goods and services (e.g., food, clothing, shelter, fuels, transportation fares, charges for doctors' and dentists' services, prescription medicines, and other goods and services that people buy for day-to-day living). There is inflation risk which does not affect a security's value but its purchasing power i.e. the risk of changing price levels in the economy that affects security prices or the price of goods and services.

        (2) Data and mutual fund rankings published or prepared by Lipper Analytical Data Services, Inc. ("Lipper"), CDA/Wiesenberger Investment Companies Service ("CDA/Wiesenberger"), Morningstar, Inc., Micropal, Inc. and/or other companies that rank and/or compare mutual funds by overall performance, investment objectives, assets, expense levels, periods of existence and/or other factors. In this regard the Fund may be compared to its "peer group" as defined by Lipper, CDA/Wiesenberger, Morningstar and/or other firms, as applicable, or to specific funds or groups of funds within or outside of such peer group. Lipper generally ranks funds on the basis of total return, assuming reinvestment of distributions, but does not take sales charges or redemption fees into consideration, and is prepared without regard to tax consequences. In addition to the mutual fund rankings, the Fund's performance may be compared to mutual fund performance indices prepared by Lipper. Morningstar is a mutual fund rating service that also rates mutual funds on the basis of risk-adjusted performance. Morningstar ratings are calculated from a fund's three, five and ten year average annual returns with appropriate fee adjustments and a risk factor that reflects

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                          GT GLOBAL NEW DIMENSION FUND
    fund performance relative to the three-month U.S. Treasury bill monthly returns. Ten percent of the funds in an investment category receive five stars and 22.5% receive four stars. The ratings are subject to change each month.

        (3) Bear Stearns Foreign Bond Index, which provides simple average returns for individual countries and gross national product ("GNP") weighted index, beginning in 1975. The returns are broken down by local market and currency.

        (4) Ibbotson Associates International Bond Index, which provides a detailed breakdown of local market and currency returns since 1960.

        (5) Standard & Poor's 500 Composite Stock Price Index, which is a widely recognized index composed of the capitalization-weighted average of the price of 500 of the largest publicly traded stocks in the United States.

        (6) Dow Jones Industrial Average.

        (7) CNBC/Financial News Composite Index.

        (8) Morgan Stanley Capital International World Indices, including, among others, the Morgan Stanley Capital International Europe, Australia, Far East Index ("EAFE Index"). The EAFE index is an unmanaged index of more than 1,000 companies in Europe, Australia and the Far East.

        (9) Morgan Stanley Capital International All Country (AC) World Index ("MSCI"). The MSCI is a broad, unmanaged index of global stock prices, currently comprising 2500 different issuers, located in 47 countries, and grouped in 38 separate industries.

       (10) Salomon Brothers World Government Bond Index and Salomon Brothers World Government Bond Index-Non-U.S., each of which is a widely used index composed of world government bonds.

       (11) The World Bank Publication of Trends in Developing Countries (TIDE), which provides brief reports on most of the World Bank's borrowing members. The World Development Report is published annually and looks at global and regional economic trends and their implications for the developing economies.

       (12) Salomon Brothers Global Telecommunications Index, which is composed of telecommunications companies in the developing and emerging countries.

       (13) Datastream and Worldscope, each of which is an on-line database retrieval service for information including international financial and economic data.

       (14) International Financial Statistics, which is produced by the International Monetary Fund.

       (15) Various publications and annual reports, produced by the World Bank and its affiliates.

       (16) Various publications from the International Bank for Reconstruction and Development.

       (17) Various publications produced by ratings agencies such as Moody's, S&P and Fitch.

       (18) Wilshire Associates, which is an on-line database for international financial and economic data including performance measure for a wide range of securities.

       (19) Bank Rate National Monitor Index, which an average of the quoted rates for 100 leading banks and thrifts in ten U.S. cities.

       (20) International Finance Corporation ("IFC") Emerging Markets Data Base, which provides detailed statistics on stock and bond markets in developing countries.

       (21) Various publications from the Organization for Economic Cooperation and Development ("OECD").

       (22) Average of savings accounts, which is a measure of all kinds of savings deposits, including longer-term certificates. Savings accounts offer a guaranteed rate of return on principal, but no opportunity for capital growth. During a portion of the period, the maximum rates paid on some savings deposits were fixed by law.

Indices, economic and financial data prepared by the research departments of various financial organizations, such as Salomon Brothers, Inc., Lehman Brothers, Merrill Lynch, Pierce, Fenner & Smith, Inc., Financial Research Corporation, J.P. Morgan, Morgan Stanley, Smith Barney Shearson, S.G. Warburg, Jardine Flemming, The Bank for International Settlements, Asian Development Bank, Bloomberg, L.P., and Ibbotson Associates, may be used, as well as information reported by the Federal Reserve and the respective central banks of various nations. In addition, GT Global may use

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                          GT GLOBAL NEW DIMENSION FUND
performance rankings, ratings and commentary reported periodically in national financial publications, including Money Magazine, Mutual Fund Magazine, Smart Money, Global Finance, EuroMoney, Financial World, Forbes, Fortune, Business Week, Latin Finance, the Wall Street Journal, Emerging Markets Weekly, Kiplinger's Guide To Personal Finance, Barron's, The Financial Times, USA Today, The New York Times, Far Eastern Economic Review, The Economist and Investors Business Digest. The Fund may compare its performance to that of other compilations or indices of comparable quality to those listed above and other indices that may be developed and made available in the future.

Information relating to foreign market performance, capitalization and diversification is based on sources believed to be reliable but may be subject to revision and has not been independently verified by the Fund or GT Global. The authors and publishers of such material are not to be considered as "experts" under the 1933 Act, on account of the inclusion of such information herein.

A portion of the performance figures for each market includes the positive or negative effects of the currency exchange rates effective at December 31 of each year between the U.S. dollar and currency of the foreign market (e.g., Japanese Yen, German Deutschemark, and Hong Kong Dollar). A foreign currency that has strengthened or weakened against the U.S. dollar will positively or negatively affect the reported returns, as the case may be.

GT Global believes that this information may be useful to investors considering whether and to what extent to diversify their investments through the purchase of mutual funds investing in securities on a global basis. However, this data is not a representation of the past performance of the Fund, nor is it a prediction of such performance. The performance of the Fund will differ from the historical performance of relevant indices. The performance of indices does not take expenses into account, while the Fund incurs expenses in its operations, which will reduce performance. Each of these factors will cause the performance of the Fund to differ from relevant indices.

From time to time, the Fund and GT Global may refer to the number of shareholders in the Fund or the aggregate number of shareholders in all GT Global Mutual Funds or the dollar amount of the Fund's assets under management or rankings by DALBAR Surveys, Inc. in advertising materials.

GT Global believes the Fund is an appropriate investment for long-term investment goals including funding retirement, paying for education or purchasing a house. GT Global may provide information designed to help individuals understand their investment goals and explore various financial strategies. For example, GT Global may describe general principles of investing, such as asset allocation, diversification and risk tolerance. The Fund does not represent a complete investment program, and investors should consider the Fund as appropriate for a portion of their overall investment portfolio with regard to their long-term investment goals. There is no assurance that any such information will lead to achieving these goals or guarantee future results.

From time to time, GT Global may refer to or advertise the names of U.S. and non-U.S. companies and their products, although there can be no assurance that any GT Global Mutual Fund may own the securities of these companies.

Ibbotson Associates of Chicago, Illinois (Ibbotson) provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the CPI), and combinations of various capital markets. The performance of these capital markets are based on the returns of different indices.

GT Global Mutual Funds may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the funds. Ibbotson calculates total returns in the same method as the funds.

The Fund may quote various measures of volatility and benchmark correlation such as beta, standard deviation and R in advertising. In addition, the Fund may compare these measures to those of other funds. Measures of volatility seek to compare the Fund's historical share price fluctuations or total returns compared to those of a benchmark. All measures of volatility and correlation are calculated using averages of historical data.

The Fund may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging programs. In such a program, an investor invests a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares through periods of low price levels.

                  Statement of Additional Information Page 38

                          GT GLOBAL NEW DIMENSION FUND

The Fund may describe in its sales material and advertisements how an investor may invest in GT Global Mutual Funds through various retirement plans or other programs that offer deferral of income taxes on investment earnings and to which an investor may make deductible contributions. Because of their advantages, these retirement accounts and plans and programs may produce returns superior to comparable non-retirement investments. For example, a $10,000 investment earning a taxable return of 10% annually would have an after-tax value of $17,976 after ten years, assuming tax was deducted from the return each year at a 39.6% rate. An equivalent tax-deferred investment would have an after-tax value of $19,626 after ten years, assuming tax was deducted at a 39.6% rate from the deferred earnings at the end of the ten-year period. In sales material and advertisements, the Fund may also discuss these plans and programs. See "Information relating to Sales and Redemptions -- Individual Retirement Accounts ("IRAs") and Other Tax Deferred Plans."

GT Global may from time to time in its sales materials and advertising discuss the risks inherent in investing. The major types of investment risk are market risk, industry risk, credit risk, interest rate risk, liquidity risk and inflation risk. Risk represents the possibility that you may lose some or all of your investment over a period of time. A basic tenet of investing is the greater the potential reward, the greater the risk.

From time to time, the Fund and GT Global will quote data regarding industries, companies, individual countries, regions, world stock exchanges, and economic and demographic statistics from sources GT Global deems reliable, including the economic and financial data of financial organizations, such as:

 1) Stock market capitalization: Morgan Stanley Capital International World Indices, IFC and Datastream.

 2) Stock market trading volume: Morgan Stanley Capital International Industry Indices and IFC.

 3) The number of listed companies: IFC, GT Guide to World Equity Markets, Salomon Brothers, Inc., and S.G. Warburg.

 4) Wage rates: U.S. Department of Labor Statistics and Morgan Stanley Capital International World.

 5) International industry performance: Morgan Stanley Capital International World Indices, Wilshire Associates and Salomon Brothers, Inc.

 6) Stock market performance: Morgan Stanley Capital International World Indices, IFC and Datastream.

 7) The Consumer Price Index and inflation rate: The World Bank, Datastream and IFC.

 8) Gross Domestic Product ("GDP"): Datastream and The World Bank.

 9) GDP growth rate: IFC, The World Bank and Datastream.

10) Population: The World Bank, Datastream and United Nations.

11) Average annual growth rate (%) of population: The World Bank, Datastream and United Nations.

12) Age distribution within populations: OECD and United Nations.

13) Total exports and imports by year: IFC, The World Bank and Datastream.

14) Top three companies by country, industry or market: IFC, GT Guide to World Equity Markets, Salomon Brothers Inc., and S.G. Warburg.

15) Foreign direct investments to developing countries: The World Bank and Datastream.

16) Supply, consumption, demand and growth in demand of certain products, services and industries, including, but not limited to electricity, water, transportation, construction materials, natural resources, technology, other basic infrastructure, financial services, health care services and supplies, consumer products and services and telecommunications equipment and services (sources of such information may include, but would not be limited to, The World Bank, OECD, IMF, Bloomberg and Datastream).

17) Standard deviation and performance returns for U.S. and non-U.S. equity and bond markets: Morgan Stanley Capital International.

18) Countries restructuring their debt, including those under the Brady Plan: the Manager.

19) Political and economic structure of countries: Economist Intelligence Unit.

20) Government and corporate bonds -- credit ratings, yield to maturity and performance returns: Salomon Brothers, Inc.

21) Dividend yields for U.S. and non-U.S. companies: Bloomberg.

From time to time, GT Global may include in its advertisement and sales material, information about privatization which is an economic process involving the sale of state-owned companies to the private sector.

                  Statement of Additional Information Page 39

                          GT GLOBAL NEW DIMENSION FUND

In advertising and sales materials, GT Global may make reference to or discuss its products, services and accomplishments. Among these accomplishments are that in 1983 the Manager provided assistance to the government of Hong Kong in linking its currency to the U.S. dollar, and that in 1987 Japan's Ministry of Finance licensed LGT Asset Management Ltd. as one of the first foreign discretionary investment managers for Japanese investors. Such accomplishments, however, should not be viewed as an endorsement of the Manager by the government of Hong Kong, Japan's Ministry of Finance or any other government or government agency. Nor do any such accomplishments of the Manager provide any assurance that the GT Global Mutual Funds' investment objectives will be achieved.

GT GLOBAL ADVANTAGE
As part of Liechtenstein Global Trust, GT Global continues a 75-year tradition of service to individuals and institutions. Today we bring investors a combination of experience, worldwide resources, a global perspective, investment talent and a time tested investment discipline. With investment professionals in nine offices worldwide, we witness world events and economic developments firsthand.

The key to achieving consistent results is following a disciplined investment process. Our approach to asset allocation takes advantage of GT Global's worldwide presence and global perspective. Our "macroeconomic" worldview determines our overall strategy of regional, country and sector allocations. Our bottom up process of security selection combines fundamental research with quantitative analysis through our proprietary models.

Built in checks and balances strengthen the process, enhancing professional experience and judgment with an objective assessment of risk. Ultimately, each security we select has passed a ranking system that helps our portfolio teams determine when to buy and when to sell.

GT Global describes the major stages of economic development as revolving in a "virtuous cycle." From time to time, each Fund and GT Global may discuss the virtuous cycle in its sales literature and advertising. This cycle operates worldwide, forcing companies to become increasingly competitive in an ever-expanding global marketplace. GT Global has identified the following sequential stages within the virtuous cycle:

FALLING BORDERS AND TRADE BARRIERS: Barriers between countries diminish, increasing the potential for world trade and promoting global competition.

CAPITAL FLOWS FROM DEVELOPED MARKETS TO EMERGING MARKETS: As barriers fall, restrictions on the free movement of capital in and out of a country are often reduced or removed. The flow of money from developed to developing markets gains momentum.

INDUSTRIALIZATION OF EMERGING MARKETS: With capital flowing across borders, many developing nations are able to quickly begin their process of industrialization.

INCREASED DEMAND FOR GLOBAL CONSUMER PRODUCTS: As people in emerging markets experience rising standards of living due to increased industrialization, they demand more consumer products which can help spur global trade flows.

GT Global believes that we increasingly live in a world without boundaries in terms of trade, competition and investment opportunities. Therefore, GT Global believes it's becoming more relevant to look at investing in terms of industrial groupings, or themes, as an alternative to the traditional, primary focus on regions. GT Global believes such themes make movement possible between stages in the virtuous cycle of economic progress.

GENERAL INFORMATION ABOUT THE UNDERLYING THEME PORTFOLIOS
Each Underlying Theme Portfolio may invest worldwide across industries within the Portfolio's area of concentration without national or regional restrictions. The ability of each Underlying Theme Portfolio to invest worldwide may allow the portfolio managers to select industries in different economic cycles and varying stages of development, though there is no assurance that the managers will be successful in this selection.

Each Underlying Theme Portfolio's area of concentration reflects the underlying theme of the Portfolio. GT Global believes that there are certain social, political and economic trends that may benefit one or more industries within an Underlying Theme Portfolio's area of concentration. Of course, there is no assurance that any of the Funds will benefit as a result.

HEALTH CARE FUND
From time to time the Fund and GT Global will quote information including data regarding:

    / / Trading volume, number of listed companies and the largest companies of the global health care industry

    / / Expenditures by various countries, regions and age groups on health care

                  Statement of Additional Information Page 40

                          GT GLOBAL NEW DIMENSION FUND

    / / Population of countries, regions and age groups

    / / Natality and mortality rates in various regions, countries and age groups

    / / Life expectancy rates in various regions, countries and age groups

    / / New health care products and products seeking approval

    / / Health maintenance organizations (HMOs) and their enrollment growth

    / / Studies from, but not limited to, the American Medical Association showing the effectiveness of using drugs to cure illness

    / / Medical technology and devices in use or in development

    / / Regulatory environment of health care industries

    / / Consolidation in the health care industries

The information quoted has not been independently verified by the Fund or GT Global and will be based on data provided that is believed to be reliable and accurate from sources including the following:

    / / Research firms such as Mehta and Isaly which publishes PHARMACEUTICAL
        PORTFOLIO RECOMMENDATIONS

    / / OECD and its publications such as the OECD HEALTH DATA, as supplemented annually

    / / Morgan Stanley Capital International stock market industry indices such as Health & Personal Care

    / / The World Bank and its publications such as THE WORLD DEVELOPMENT
        REPORT, as supplemented annually

    / / IFC and publications such as the EMERGING STOCK MARKETS FACTBOOK

INFORMATION ABOUT THE GLOBAL HEALTH CARE INDUSTRIES
The Fund and the Manager believe that certain market and demographic factors merit an investor's consideration when making a health care investment. Worldwide standards of living and life expectancy have increased at a substantial rate. Chancellor LGT Asset Management, Inc. (the "Manager"), the investment adviser to the GT Global Mutual Funds, expects this growth, which works to the general benefit of the global health care industry, to continue at a roughly comparable rate in the future, although no assurances can be given in this regard. Moreover, according to the Manager, the health care industry historically has proven to be a relatively non-cyclical industry that continues to provide goods and services to the public in periods of economic weakness as well as economic strength.

The Manager believes that the anticipated increase in the world's elderly population could increase demand for health care products and services. For example, according to data compiled by the Manager, in Japan the number of people age 65 and older is expected to grow over 100% by the year 2025; in Germany, France and the U.S., the same age group should grow 40%. Similarly, the U.S. Census Bureau predicts the number of Americans 85 and older to double in the next 30 years. From time to time, the Fund and GT Global will quote information including, but not limited to, international data regarding populations, birth rates, mortality rates, life expectancy, health care expenditures, and gross domestic product vs. life expectancy. The information quoted has not been independently verified by the Fund or GT Global and will be based on data that is believed to be reliable and accurate.

TELECOMMUNICATIONS FUND
From time to time the Fund and GT Global will quote information including data regarding:

    / / Increased usage of new technologies such as, but not limited to, cellular and wireless communications in emerging and established countries around the world

    / / Supply and demand of telephone equipment and services

    / / Regulatory environment of telecommunications industries

    / / Revenue, price and usage of telecommunications products and services

    / / Privatization and/or deregulation of telecommunications companies

                  Statement of Additional Information Page 41

                          GT GLOBAL NEW DIMENSION FUND

The information quoted has not been independently verified by the Fund or GT Global and will be based on data provided that is believed to be reliable and accurate from sources including the following:

    / / Salomon Brothers World Equity Telecommunications Index, which includes stock market data about the telecommunications industry in established and developing markets

    / / OECD and other publications from its subsidiaries such as the International Telecommunications Union

    / / Morgan Stanley Capital International stock market industry indices such as Telecommunications, Broadcasting & Publishing and Data Processing & Reproduction

    / / International Technology Consultants, a Washington D.C. based firm which publishes reports such as EASTERN EUROPEAN & SOVIET TELECOM REPORT and LATIN AMERICAN TELECOM REPORT

    / / Telegeography and other publications

DEREGULATION IN THE UNITED STATES
The United States has been the bellwether for deregulation of the telephone industry. The divestiture of the Bell System from American Telephone and Telegraph has produced competing companies in the United States. Such U.S. market-driven competition has, for example, led to lower costs for consumers which in turn led to greater consumer usage and to higher industrywide revenues. The Manager expects this scenario to continue to benefit such companies in the U.S. and similarly to be realized by the established telecommunications companies in established economies, although no assurances can be made in this regard.

CONSUMER PRODUCTS AND SERVICES FUND
From time to time the Fund and GT Global will quote information including data regarding:

    / / Trading volume, number of listed companies and the largest companies located around the world in the consumer products and services industries

    / / Expenditures, demand and consumption by various countries, regions, income classes and age groups of consumer products and services

    / / Population of countries, regions and age groups

    / / Life expectancy rates in various regions, countries and age groups

    / / New consumer products and services in the development or manufacturing stages

    / / Income of various regions, countries and age groups

    / / Sales and sales growth of consumer products and services companies in their own country and abroad

    / / Sales, supply and demand of consumer products and services

    / / Parent companies and the products and services they distribute

    / / Regulatory environment of consumer products industries

The information quoted will not be independently verified by the Fund or GT Global and will be based on data provided that is believed to be reliable and accurate from sources including, but not limited to, the following:

    / / Consumer and trade groups

    / / Fortune magazine and other periodicals

    / / The World Bank and its publications

    / / The International Monetary Fund (IMF) and its publications

    / / IFC and its publications

    / / OECD and its publications

INFRASTRUCTURE FUND
From time to time the Fund and GT Global may quote information including:

    / / Supply and demand of telephone equipment and services, electricity, water, transportation, construction materials and other infrastructure related products and services

                  Statement of Additional Information Page 42

                          GT GLOBAL NEW DIMENSION FUND

    / / Regulatory environment of infrastructure industries

    / / Quantity and costs of current and projected infrastructure projects

    / / Privatization of industries and companies

    / / New technologies, products and services used in infrastructure industries

    / / Infrastructure Finance Magazine and other periodicals

FINANCIAL SERVICES FUND
From time to time the Fund and GT Global may quote information including:

    / / Supply and demand of financial services

    / / Regulatory environment of financial service industries

    / / Credit ratings of U.S. and non-U.S. banks

    / / New technologies, products and services used in the financial services industries

    / / Consolidation in the financial services industries

NATURAL RESOURCES FUND
From time to time the Fund and GT Global may quote information including:

    / / Supply, demand and prices of natural resources

    / / Regulatory environment of natural resources

    / / Supply, demand and prices of products manufactured from natural resources

    / / New technologies, products and services used in the natural resources industries

                  Statement of Additional Information Page 43

                          GT GLOBAL NEW DIMENSION FUND

                          DESCRIPTION OF DEBT RATINGS

--------------------------------------------------------------------------------

DESCRIPTION OF COMMERCIAL PAPER RATINGS
Moody's employs the designations "Prime-1" and "Prime-2" to indicate commercial paper having the highest capacity for timely repayment. Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity. Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This normally will be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

S&P rates commercial paper in four categories ranging from "A-1" for the highest quality obligations to "D" for the lowest. A-1 -- This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics will be denoted with a plus sign (+) designation. A-2 -- Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1." A-3 -- Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations. B -- Issues rated "B" are regarded as having only speculative capacity for timely payment. C -- This rating is assigned to short-term debt obligations with a doubtful capacity for payment. D -- Debt rated "D" is in payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

DESCRIPTION OF BOND RATINGS
Moody's rates the long-term debt securities issued by various entities from "Aaa" to "C." Investment Grade Ratings are the first four categories:

        Aaa -- Best quality. These securities carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

        Aa -- High quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

        A -- Upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

        Baa -- Medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

        Ba -- Have speculative elements and their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

        B -- Generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

                  Statement of Additional Information Page 44

                          GT GLOBAL NEW DIMENSION FUND

        Caa -- Poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

        Ca -- Speculative in a high degree. Such issues are often in default or have other marked shortcomings.

        C -- Lowest rated class of bonds. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

ABSENCE OF RATING: Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

Should no rating be assigned, the reason may be one of the following:

    1.  An application for rating was not received or accepted.

    2. The issue or issuer belongs to a group of securities or companies that are not rated as a matter of policy.

    3.  There is a lack of essential data pertaining to the issue or issuer.

    4. The issue was privately placed, in which case the rating is not published in Moody's publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa to B in its corporate bond rating system. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

S&P rates the securities debt of various entities in categories ranging from "AAA" to "D" according to quality. Investment grade ratings are the first four categories:

        AAA -- Highest rating. Capacity to pay interest and repay principal is extremely strong.

        AA -- Very strong capacity to pay interest and repay principal and differs from the higher rated issues only in a small degree.

        A -- Has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

        BBB -- Regarded as having adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

        BB, B, CCC, CC, C -- Debt rated "BB," "B," "CCC," "CC," and "C" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "C" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

        BB -- Has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB-" rating.

        B -- Has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB-" rating.

        CCC -- Has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The "CCC" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B-" rating.

                  Statement of Additional Information Page 45

                          GT GLOBAL NEW DIMENSION FUND

        CC -- Typically applied to debt subordinated to senior debt that is assigned an actual or implied "CCC" rating.

        C -- Typically applied to debt subordinated to senior debt that is assigned an actual or implied "CCC-" debt rating. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

        C1 -- Reserved for income bonds on which no interest is being paid.

        D -- In payment default. The "D" category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. This rating will also be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

PLUS (+) OR MINUS (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR: Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

--------------------------------------------------------------------------------

                              FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

The audited Financial Statements of the Fund for the period September 15, 1997 (commencement of operations) to December 31, 1997 appear on the following pages.


                  Statement of Additional Information Page 46

                          GT GLOBAL NEW DIMENSION FUND

                       REPORT OF INDEPENDENT ACCOUNTANTS

--------------------------------------------------------------------------------

To the Shareholders of GT Global New Dimension Fund and
Board of Trustees of GT Global Series Trust:

We have audited the accompanying statement of assets and liabilities of GT Global New Dimension Fund (the "Fund"), including the portfolio of investments, as of December 31, 1997, the related statement of operations, the statement of changes in net assets, and the financial highlights for the period from September 15, 1997 (commencement of operations) to December 31, 1997. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of GT Global New Dimension Fund as of December 31, 1997, the results of its operations, the changes in its net assets, and the financial highlights for the period from September 15, 1997 (commencement of operations) to December 31, 1997, in conformity with generally accepted accounting principles.

                                                        COOPERS & LYBRAND L.L.P.

BOSTON, MASSACHUSETTS
FEBRUARY 17, 1998

                                       F1

                          GT GLOBAL NEW DIMENSION FUND

                            PORTFOLIO OF INVESTMENTS

                               December 31, 1997

--------------------------------------------------------------------------------

                                                                            ADVISOR
                                                                             CLASS         VALUE         % OF NET
GT GLOBAL THEME FUNDS                                                       SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------             -----------   ------------   -------------
  GT Global Consumer Products and Services Fund .............                 515,881   $ 11,204,937        31.5
  GT Global Financial Services Fund .........................                 426,322      7,499,007        21.1
  GT Global Infrastructure Fund .............................                 388,281      5,886,334        16.6
  GT Global Natural Resources Fund ..........................                 240,790      4,054,907        11.4
  GT Global Health Care Fund ................................                 162,161      3,278,897         9.2
  GT Global Telecommunications Fund .........................                 185,442      3,089,470         8.7
                                                                                        ------------       -----

TOTAL THEME FUND INVESTMENTS (cost $37,807,948) .............                             35,013,552        98.5
                                                                                        ------------       -----


REPURCHASE AGREEMENT
-------------------------------------------------------------
  Dated December 31, 1997, with State Street Bank & Trust
   Co., due January 2, 1998, for an effective yield of 5.80%, collateralized by $445,000 U.S. Treasury Notes, 5.75% due
   12/31/98 (market value of collateral is $445,417,
   including accrued interest). (cost $432,000)  ............                                432,000         1.2
                                                                                        ------------       -----

TOTAL INVESTMENTS (cost $38,239,948)  * .....................                             35,445,552        99.7
Other Assets and Liabilities ................................                                123,462         0.3
                                                                                        ------------       -----

NET ASSETS ..................................................                           $ 35,569,014       100.0
                                                                                        ------------       -----
                                                                                        ------------       -----

--------------

          * For Federal income tax purposes, cost is $38,277,690 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $          --
                 Unrealized depreciation:            (2,832,138)
                                                  -------------
                 Net unrealized depreciation:     $  (2,832,138)
                                                  -------------
                                                  -------------

    The accompanying notes are an integral part of the financial statements.

                                       F2

                          GT GLOBAL NEW DIMENSION FUND

                              STATEMENT OF ASSETS
                                 AND LIABILITIES
                               December 31, 1997

--------------------------------------------------------------------------------

Assets:
  Investments at value (cost $38,239,948) (Note 1)..................................................  $35,445,552
  U.S. currency.....................................................................................         113
  Receivable for Fund shares sold...................................................................     929,466
  Interest receivable...............................................................................          70
                                                                                                      ----------
    Total assets....................................................................................  36,375,201
                                                                                                      ----------
Liabilities:
  Payable for investments purchased.................................................................     432,113
  Payable for Fund shares repurchased...............................................................     352,532
  Payable for service and distribution expenses (Note 2)............................................      21,542
                                                                                                      ----------
    Total liabilities...............................................................................     806,187
                                                                                                      ----------
Net assets..........................................................................................  $35,569,014
                                                                                                      ----------
                                                                                                      ----------
Class A:
Net asset value and redemption price per share ($15,144,662 DIVIDED BY 1,424,148 shares
 outstanding).......................................................................................  $    10.63
                                                                                                      ----------
                                                                                                      ----------
Maximum offering price per share (100/95.25 of $10.63) *............................................  $    11.16
                                                                                                      ----------
                                                                                                      ----------
Class B:+
Net asset value and offering price per share ($19,183,648 DIVIDED BY 1,805,781 shares
 outstanding).......................................................................................  $    10.62
                                                                                                      ----------
                                                                                                      ----------
Advisor Class:
Net asset value, offering price per share, and redemption price per share ($1,240,704 DIVIDED BY
 116,587 shares outstanding)........................................................................  $    10.64
                                                                                                      ----------
                                                                                                      ----------
Net assets consist of:
  Paid in capital (Note 4)..........................................................................  $37,829,140
  Undistributed net investment income...............................................................      28,710
  Accumulated net undistributed gain................................................................     505,560
  Net unrealized depreciation of investments........................................................  (2,794,396)
                                                                                                      ----------
Total -- representing net assets applicable to capital shares outstanding...........................  $35,569,014
                                                                                                      ----------
                                                                                                      ----------

--------------
   * On sales of $50,000 or more, the offering price is reduced.
   + Redemption price per share is equal to the net asset value per share less any applicable contingent deferred sales charge.

    The accompanying notes are an integral part of the financial statements.

                                       F3

                          GT GLOBAL NEW DIMENSION FUND

                            STATEMENT OF OPERATIONS

      September 15, 1997 (commencement of operations) to December 31, 1997

--------------------------------------------------------------------------------

Investment income: (Note 1)
  Interest income............................................................................  $    8,216
                                                                                               ----------
    Total investment income..................................................................       8,216
                                                                                               ----------
Expenses:
  Service and distribution expenses: (Note 2)
    Class A......................................................................  $   11,800
    Class B......................................................................      27,856
                                                                                   ----------
  Total expenses.............................................................................      39,656
                                                                                               ----------
Net investment loss..........................................................................     (31,440)
                                                                                               ----------
Net realized and unrealized gain (loss) on investments: (Note 1)
  Net realized loss on investments...............................................     (37,742)
  Capital gain distributions received............................................   2,021,395
                                                                                   ----------
    Net realized gain during the period......................................................   1,983,653
    Net change in unrealized depreciation during the period..................................  (2,794,396)
                                                                                               ----------
Net realized and unrealized loss on investments..............................................    (810,743)
                                                                                               ----------
Net decrease in net assets resulting from operations.........................................  $ (842,183)
                                                                                               ----------
                                                                                               ----------

    The accompanying notes are an integral part of the financial statements.

                                       F4

                          GT GLOBAL NEW DIMENSION FUND

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                                            SEPTEMBER 15,
                                                                                                 1997
                                                                                            (COMMENCEMENT
                                                                                            OF OPERATIONS)
                                                                                                  TO
                                                                                             DECEMBER 31,
                                                                                                 1997
                                                                                            --------------
Increase in net assets
Operations:
  Net investment loss.....................................................................   $    (31,440)
  Net realized gain on investments........................................................      1,983,653
  Net change in unrealized depreciation of investments....................................     (2,794,396)
                                                                                            --------------
    Net decrease in net assets resulting from operations..................................       (842,183)
                                                                                            --------------
Class A:
Distributions to shareholders: (Note 1)
  In excess of net investment income......................................................       (583,714)
Class B:
Distributions to shareholders: (Note 1)
  In excess of net investment income......................................................       (781,183)
Advisor Class:
Distributions to shareholders: (Note 1)
  In excess of net investment income......................................................        (53,046)
                                                                                            --------------
    Total distributions...................................................................     (1,417,943)
                                                                                            --------------
Capital share transactions: (Note 4)
  Increase from capital shares sold and reinvested........................................     41,029,628
  Decrease from capital shares repurchased................................................     (3,300,488)
                                                                                            --------------
    Net increase from capital share transactions..........................................     37,729,140
                                                                                            --------------
Total increase in net assets..............................................................     35,469,014
Net assets:
  Beginning of period.....................................................................        100,000
                                                                                            --------------
  End of period *.........................................................................   $ 35,569,014
                                                                                            --------------
                                                                                            --------------
 * Includes undistributed net investment income of........................................   $     28,710
                                                                                            --------------
                                                                                            --------------

    The accompanying notes are an integral part of the financial statements.

                                       F5

                          GT GLOBAL NEW DIMENSION FUND

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements and market price data for the shares.

                                                                    SEPTEMBER 15, 1997
                                                               (COMMENCEMENT OF OPERATIONS)
                                                                   TO DECEMBER 31, 1997
                                                         -----------------------------------------
                                                                                         ADVISOR
                                                         CLASS A (D)    CLASS B (D)     CLASS (D)
                                                         -----------    -----------    -----------
Per Share Operating Performance:
Net asset value, beginning of period...................   $ 11.43        $ 11.43        $ 11.43
                                                         -----------    -----------    -----------
Income from investment operations:
  Net investment income (loss).........................     (0.01)         (0.02)          0.01
  Net realized and unrealized loss on investments......     (0.31)         (0.32)         (0.31)
                                                         -----------    -----------    -----------
    Net decrease from investment operations............     (0.32)         (0.34)         (0.30)
                                                         -----------    -----------    -----------
Distributions to shareholders:
  In excess of net investment income...................     (0.48)         (0.47)         (0.49)
                                                         -----------    -----------    -----------
    Total distributions................................     (0.48)         (0.47)         (0.49)
                                                         -----------    -----------    -----------
Net asset value, end of period.........................   $ 10.63        $ 10.62        $ 10.64
                                                         -----------    -----------    -----------
                                                         -----------    -----------    -----------

Total investment return (c)............................     (2.68)% (b)    (2.83)% (b)    (2.51)% (b)
Ratios and supplemental data:
Net assets, end of period (in 000's)...................   $15,145        $19,184        $ 1,241
Ratio of net investment income (loss) to average net
 assets................................................     (0.35)% (a)    (0.85)% (a)     0.15% (a)
Ratio of expenses to average net assets (Notes 1 &
 5)....................................................      0.50% (a)      1.00% (a)      0.00% (a)
Portfolio turnover rate+...............................         1% (b)         1% (b)         1% (b)

----------------

 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the period.
  + Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

    The accompanying notes are an integral part of the financial statements.

                                       F6

                          GT GLOBAL NEW DIMENSION FUND

                                    NOTES TO
                              FINANCIAL STATEMENTS
                               December 31, 1997

--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES
GT Global New Dimension Fund ("Fund") is a diversified series of GT Global Series Trust (the "Trust"). The Trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as an open-end management investment company. The Fund invests substantially all of its assets in Advisor Class shares of the GT Global theme mutual funds: GT Global Consumer Products and Services Fund; GT Global Financial Services Fund; GT Global Health Care Fund; GT Global Infrastructure Fund; GT Global Natural Resources Fund; and GT Global Telecommunications Fund (collectively, the "Underlying Theme Funds").

The Fund offers Class A, Class B and Advisor Class shares, each of which has equal rights as to assets and voting privileges. Class A and Class B each has exclusive voting rights with respect to its distribution plan. Investment income, realized and unrealized capital gains and losses of the Fund are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the total net assets of the Fund. Each Class of shares differs in its respective service and distribution expenses. Beginning January 1, 1998, the Fund will also offer Class C shares.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies in conformity with generally accepted accounting principles consistently followed by the Funds in the preparation of the financial statements.

(A) PORTFOLIO VALUATION
The Fund calculates the net asset value of and completes orders to purchase, exchange or repurchase Fund shares on each business day, with the exception of those days on which the New York Stock Exchange is closed.

Investments in the Underlying Funds are valued at the closing net asset value per Advisor Class share of each Underlying Fund on the day of valuation. Short-term investments with a maturity of 60 days or less are valued at amortized cost.

(B) REPURCHASE AGREEMENTS
With respect to repurchase agreements entered into by the Fund, it is the Fund's policy to always receive, as collateral, United States government securities or other high quality debt securities of which the value, including accrued interest, is at least equal to the amount to be repaid to the Fund under each agreement at its maturity.

(C) TAXES
It is the policy of the Fund to meet the requirements for qualification as a "regulated investment company" under the Internal Revenue Code of 1986, as amended ("Code"). It is also the intention of the Fund to make distributions sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision has been made for Federal taxes on income, capital gains, or unrealized appreciation of securities held, and excise tax on income and capital gains.

(D) DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders are recorded by the Fund on the ex-date. Income and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund and timing differences.

(E) LINE OF CREDIT
The Fund, along with certain other funds ("GT Funds") advised and/ or administered by the Manager, has a line of credit with BankBoston and State Street Bank & Trust Company. The arrangements with the banks allow the Fund and the GT Funds to borrow an aggregate maximum amount of $250,000,000. The Fund is limited to borrowing up to 33 1/3% of the value of the Fund's total assets. For the period ended December 31, 1997, the Fund had no outstanding loan balance.

2. RELATED PARTIES
Chancellor LGT Asset Management, Inc. is the Fund's investment manager and administrator. The Manager is also the pricing and accounting agent for the Fund. The Manager will initially assume all costs of the Fund's operation, except for service and distribution fees as described below and non-recurring and extraordinary expenses. The Fund, as a shareholder in the Underlying Theme Funds, indirectly will bear its proportionate share of any investment management fees and other expenses paid by the Underlying Theme Funds. Subject to receipt of a pending exemptive order from the Securities and Exchange Commission, the Trust, on behalf of the Fund, will enter into a Special Servicing Agreement ("Agreement") with the Underlying Theme Funds, the Manager and GT Global Investor Services, Inc., the transfer agent. If the Board of Trustees of the Underlying Theme Funds makes certain findings, each Underlying Theme Fund will pay certain nondistribution-related expenses of the Fund to the extent such expenses are less than the estimated savings to the Underlying Theme Funds from the operation of the Fund. The Manager and GT Global also voluntarily have undertaken to limit the Underlying Theme Fund's expenses (exclusive of brokerage commissions, taxes, interest, and extraordinary expenses) to the maximum annual rate of 1.50% of the average daily net assets of the Underlying Theme Fund's Advisor Class shares.

                                       F7

                          GT GLOBAL NEW DIMENSION FUND

GT Global, Inc. ("GT Global"), an affiliate of the Manager, serves as the Fund's distributor. The Fund offers Class A, Class B and Advisor Class shares for purchase and will offer Class C shares for purchase beginning January 1, 1998.

Class A shares are subject to initial sales charges imposed at the time of purchase, in accordance with the schedule included in the Fund's current prospectus. GT Global collects the sales charges imposed on sales of Class A shares, and reallows a portion of such charges to dealers through which the sales are made. For the period from September 15, 1997 (commencement of operations) to December 31, 1997, GT Global retained $6,174 of such sales charges. Purchases of Class A shares exceeding $500,000 may be subject to a contingent deferred sales charge ("CDSC") upon redemption, in accordance with the Fund's current prospectus. GT Global collected no CDSCs for the period from September 15, 1997 (commencement of operations) to December 31, 1997. GT Global also makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class A shares.

Class B shares are not subject to initial sales charges. When Class B shares are sold, GT Global from its own resources pays commissions to dealers through which the sales are made. Certain redemptions of Class B shares made within six years of purchase are subject to CDSCs, in accordance with the Fund's current prospectus. For the period from September 15, 1997 (commencement of operations) to December 31, 1997, GT Global collected CDSCs in the amount of $1,902. In addition, GT Global makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class B shares.

Class C shares will not be subject to initial sales charges. However, certain redemptions of Class C shares made within one year of purchase will be subject to CDSCs. In addition, GT Global will make ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class C shares.

Pursuant to Rule 12b-1 under the 1940 Act, the Trust's Board of Trustees has adopted separate distribution plans with respect to the Fund's Class A shares ("Class A Plan") and Class B shares ("Class B Plan"), pursuant to which the Fund reimburses GT Global for a portion of its shareholder servicing and distribution expenses. Under the Class A Plan, the Fund may pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class A shares for GT Global's expenditures incurred in servicing and maintaining shareholder accounts, and may pay GT Global a distribution fee at the annualized rate of up to 0.50% of the average daily net assets of the Fund's Class A shares, less any amounts paid by the Fund as the aforementioned service fee, for GT Global's expenditures incurred in providing services as distributor. All expenses for which GT Global is reimbursed under the Class A Plan will have been incurred within one year of such reimbursement.

Pursuant to the Fund's Class B Plan, the Fund may pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class B shares for GT Global's expenditures incurred in servicing and maintaining shareholder accounts, and may pay GT Global a distribution fee at the annualized rate of up to 0.75% of the average daily net assets of the Fund's Class B shares for GT Global's expenditures incurred in providing services as distributor. Expenses incurred under the Class B Plan in excess of 1.00% annually may be carried forward for reimbursement in subsequent years as long as that Plan continues in effect. Class C shares will also be subject to a separate distribution plan adopted by the Trust's Board of Trustees pursuant to Rule 12b-1 under the 1940 Act.

GT Global Investor Services, Inc. ("GT Services"), an affiliate of the Manager and GT Global, is the transfer agent of the Fund. For performing shareholder servicing, reporting, and general transfer agent services, GT Services receives an annual maintenance fee of $17.50 per account, a new account fee of $4.00 per account, a per transaction fee of $1.75 for all transactions other than exchanges and a per exchange fee of $2.25. GT Services is also reimbursed for its out-of-pocket expenses for such items as postage, forms, telephone charges, stationery and office supplies.

The Trust pays each of its Trustees who is not an employee, officer or director of the Manager, GT Global or GT Services $5,000 per year plus $300 for each meeting of the board or any committee thereof attended by the Trustee.

3. PURCHASES AND SALES
For the period from September 15, 1997 (commencement of operations) to December 31, 1997, purchases and sales, other than short-term investments, of the Underlying Theme Funds by the Fund, are as follows:

GT GLOBAL                                                                            PURCHASES       SALES
--------------------------------------------------------------------------------  ---------------  ----------
Consumer Products and Services Fund.............................................  $    11,777,579  $   80,882
Telecommunications Fund.........................................................        3,462,408      23,798
Financial Services Fund.........................................................        7,690,319      53,175
Natural Resources Fund..........................................................        4,847,276      32,530
Health Care Fund................................................................        4,192,022      26,247
Infrastructure Fund.............................................................        6,136,745      44,025

                                       F8

                          GT GLOBAL NEW DIMENSION FUND

4. CAPITAL SHARES
At December 31, 1997, there were an unlimited number of shares of beneficial interest authorized, at no par value. Transactions in capital shares of the Fund were as follows:

                           CAPITAL SHARE TRANSACTIONS

                                                  SEPTEMBER 15, 1997
                                             (COMMENCEMENT OF OPERATIONS)
                                                 TO DECEMBER 31, 1997
                                          -----------------------------------
CLASS A                                       SHARES             AMOUNT
----------------------------------------  ---------------  ------------------
Shares sold.............................        1,560,835  $       17,768,084
Shares issued in connection with
  reinvestment of distributions.........           54,891             563,181
                                          ---------------  ------------------
                                                1,615,726          18,331,265
Shares repurchased......................         (194,494)         (2,190,806)
                                          ---------------  ------------------
Net increase............................        1,421,232  $       16,140,459
                                          ---------------  ------------------
                                          ---------------  ------------------


                                                  SEPTEMBER 15, 1997
                                             (COMMENCEMENT OF OPERATIONS)
                                                 TO DECEMBER 31, 1997
                                          -----------------------------------
CLASS B                                       SHARES             AMOUNT
----------------------------------------  ---------------  ------------------
Shares sold.............................        1,832,668  $       20,681,472
Shares issued in connection with
  reinvestment of distributions.........           67,039             687,825
                                          ---------------  ------------------
                                                1,899,707          21,369,297
Shares repurchased......................          (96,841)         (1,061,266)
                                          ---------------  ------------------
Net increase............................        1,802,866  $       20,308,031
                                          ---------------  ------------------
                                          ---------------  ------------------

                                                  SEPTEMBER 15, 1997
                                             (COMMENCEMENT OF OPERATIONS)
                                                 TO DECEMBER 31, 1997
                                          -----------------------------------
ADVISOR CLASS                                 SHARES             AMOUNT
----------------------------------------  ---------------  ------------------
Shares sold.............................          113,102  $        1,276,664
Shares issued in connection with
  reinvestment of distributions.........            5,102              52,402
                                          ---------------  ------------------
                                                  118,204           1,329,066
Shares repurchased......................           (4,533)            (48,416)
                                          ---------------  ------------------
Net increase............................          113,671  $        1,280,650
                                          ---------------  ------------------
                                          ---------------  ------------------

5. SUBSEQUENT EVENT
On January 30, 1998, Liechtenstein Global Trust ("LGT") and AMVESCAP PLC ("AMVESCAP") entered into an agreement by which AMVESCAP will acquire LGT's Asset Management Division, including Chancellor LGT Asset Management, Inc. AMVESCAP is the holding company of the AIM and INVESCO asset management businesses.

                                       F9

                          GT GLOBAL NEW DIMENSION FUND

                                GT GLOBAL FUNDS

  GT GLOBAL OFFERS A BROAD RANGE OF FUNDS TO COMPLEMENT MANY INVESTORS' PORTFOLIOS. FOR MORE INFORMATION AND A PROSPECTUS ON ANY GT GLOBAL FUND, INCLUDING FEES, EXPENSES AND THE RISKS OF GLOBAL AND EMERGING MARKET INVESTING AND THE RISKS OF INVESTING IN RELATED INDUSTRIES, PLEASE CONTACT YOUR FINANCIAL ADVISER OR CALL GT GLOBAL DIRECTLY AT 1-800-824-1580.

GROWTH FUNDS

/ / GLOBALLY DIVERSIFIED FUNDS

GT GLOBAL NEW DIMENSION FUND
Captures global growth opportunities by investing directly in the six GT Global Theme Funds

GT GLOBAL WORLDWIDE GROWTH FUND
Invests around the world, including the U.S.

GT GLOBAL INTERNATIONAL GROWTH FUND
Provides portfolio diversity by investing outside the U.S.

GT GLOBAL EMERGING MARKETS FUND
Gives access to the growth potential of developing economies

GT GLOBAL DEVELOPING MARKETS FUND
Invests in debt and equity securities of developing market issuers

/ / GLOBAL THEME FUNDS

GT GLOBAL CONSUMER PRODUCTS AND
SERVICES FUND
Invests in companies that manufacture, market, retail, or distribute consumer products or services

GT GLOBAL FINANCIAL SERVICES FUND
Focuses on the worldwide opportunities from the demand for financial services and products

GT GLOBAL HEALTH CARE FUND
Invests in growing health care industries worldwide

GT GLOBAL INFRASTRUCTURE FUND
Seeks companies that build, improve or maintain a country's infrastructure

GT GLOBAL NATURAL RESOURCES FUND
Concentrates on companies that own, explore or develop natural resources

GT GLOBAL TELECOMMUNICATIONS FUND
Invests in companies worldwide that develop, manufacture or sell telecommunications services or equipment

/ / REGIONALLY DIVERSIFIED FUNDS

GT GLOBAL NEW PACIFIC GROWTH FUND
Offers access to the emerging and established markets of the Pacific Rim, excluding Japan

GT GLOBAL EUROPE GROWTH FUND
Focuses on investment opportunities in Europe

GT GLOBAL LATIN AMERICA GROWTH FUND
Invests in the emerging markets of Latin America

/ / SINGLE COUNTRY FUNDS

GT GLOBAL AMERICA SMALL CAP GROWTH FUND
Invests in equity securities of small U.S. companies

GT GLOBAL AMERICA MID CAP GROWTH FUND
Concentrates on medium-sized companies in the U.S.

GT GLOBAL AMERICA VALUE FUND
Concentrates on equity securities of large cap U.S. companies believed to be undervalued

GT GLOBAL JAPAN GROWTH FUND
Provides U.S. investors with direct access to the Japanese market

GROWTH AND INCOME FUND

GT GLOBAL GROWTH & INCOME FUND
Invests in blue-chip stocks and government bonds from around the world

INCOME FUNDS

GT GLOBAL GOVERNMENT INCOME FUND
Earns monthly income from global government securities

GT GLOBAL STRATEGIC INCOME FUND
Allocates its assets among debt securities from the U.S., developed foreign countries and emerging markets

GT GLOBAL HIGH INCOME FUND
Invests in debt securities in emerging markets

GT GLOBAL FLOATING RATE FUND
Invests primarily in senior secured floating rate loans that have the potential to achieve a high level of current income

MONEY MARKET FUND

GT GLOBAL DOLLAR FUND
Invests in high quality, U.S. dollar-denominated money market securities worldwide for stability and preservation of capital

                                     [LOGO]

  NO DEALER, SALES REPRESENTATIVE OR OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATION NOT CONTAINED IN THIS STATEMENT OF ADDITIONAL INFORMATION AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATION MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY GT GLOBAL SERIES TRUST, GT GLOBAL NEW DIMENSION FUND, CHANCELLOR LGT ASSET MANAGEMENT, INC. OR GT GLOBAL, INC. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL OR SOLICITATION OF ANY OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.
                                                                 DIMSX709.GT

                             GT GLOBAL SERIES TRUST

                           PART C: OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS


    (a)FINANCIAL STATEMENTS:



    Included in Part A of this Registration Statement --



      Supplement to the Class A, B and C Prospectus Containing Financial Highlights for One Share of Class A and Class B of GT Global New Dimension Fund.



      Supplement to the Advisor Class Prospectus Containing Financial Highlights for One Share of Advisor Class of GT Global New Dimension Fund.



    Included in Part B of this Registration Statement --



      Statements of Additional Information dated January 1, 1998, as revised March 3, 1998, Containing the Audited Financial Statements for GT Global New Dimension Fund for the Period September 15, 1997 (commencement of operations) to December 31, 1997.


    (b)EXHIBITS:


         (1)(a)     Declaration of Trust (1).
         (1)(b)     Amendment to Declaration of Trust dated July 25, 1997 (2).
         (2)        By-Laws (1).
         (3)        Voting Trust Agreement -- None.
         (4) Instruments defining the rights of holders of Registrant's shares of beneficial interest (3).
         (5)        Management Agreement (2).
         (6)(a)     Distribution Contract with respect to Class A Shares (2).
         (6)(b)     Distribution Contract with respect to Class B Shares (2).
         (6)(c) Distribution Contract with respect to Class C Shares -- Filed herewith.
         (6)(d)     Distribution Contract with respect to Advisor Class Shares
                    (2).
         (7)        Bonus, profit sharing or pension plans --- None.
         (8)        Custodian Agreement (6).
         (9)(a)     Transfer Agency Agreement (2).
         (9)(b)     Other material contracts:



              (i)(a) Broker Dealer sales contract -- Class A/B Shares (2).


              (i)(b) Supplementary Dealer Agreement -- Class C Shares -- Form of
                     Filed herewith.

                (ii) Administration Agreement (2).
               (iii) Registered Investment Adviser Administration Agreement
                     (Advisor Class) (2).
                (iv) Registered Investment Adviser Participation Agreement
                     (Advisor Class) (2).

                 (v) Bank sales contract (2).

                (vi) Agent sales contract (2).
               (vii) Foreign sales contract (2).
              (viii) Fund Accounting and Pricing Agreement (2).

        (10)        Opinion of Counsel (2).
        (11)        Other opinions, appraisals, rulings and consents:
                    Accountants' consent -- Filed herewith.
        (12)        Financial Statements omitted from Part B -- None.
        (13)        Letter of Investment Intent (2).

        (14)(a)     Model Retirement Plan -- GT Global Individual Retirement
                    Account Disclosure Statement and Application (5).
        (14)(b)     Model Retirement Plan -- GT Global Simplified Employee
                    Pension Individual Retirement Account Disclosure Statement and Application (4).
        (14)(c)     Model Retirement Plan -- GT Global SIMPLE Individual
                    Retirement Account Disclosure Statement and Application (4).
        (14)(d)     Model Retirement Plan -- Roth IRA (4).
        (14)(e)     403(b)(7) Custodial Agreement (4).
        (15)        Rule 12b-1 Plans
        (15)(a) Plan of Distribution pursuant to Rule 12b-1 with respect to Class A Shares (2).
        (15)(b) Plan of Distribution pursuant to Rule 12b-1 with respect to Class B Shares (2).
        (15)(c) Plan of Distribution pursuant to Rule 12b-1 with respect to Class C Shares -- Filed herewith.
        (16)        Schedule for Computation of Performance Quotations -- None.
        (17)        Financial Data Schedule -- Filed herewith.
        (18)        Amended Plan Pursuant to Rule 18f-3 -- Filed herewith.


------------------------


(1) Incorporated by Reference to Registrant's Registration Statement on Form N-1A filed July 1, 1997, File Nos. 333-30551 and 811-7787, Edgar Accession No. 0000898432-97-000341.



(2) Incorporated by Reference to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A filed August 22, 1997, File Nos. 333-30551 and 811-7787, Edgar Accession No. 0000898432-97-000385.


(3) Incorporated by Reference from Articles III, VIII, IX, and X of Registrant's Trust Instrument and from Articles II, VII, and X of Registrant's By-Laws.


(4) Incorporated by reference to the identically enumerated Exhibit of Post-Effective Amendment No. 51 to the Registration Statement of G.T. Investment Funds, Inc. on Form N-1A filed on January 30, 1998.



(5) Incorporated by reference to the identically numerated Exhibit of Post-Effective Amendment No. 22 to the Registration Statement of G.T. Global Investment Portfolios, Inc. on Form N-1A filed on April 24, 1997.



(6) Incorporated by reference to Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A filed on October 31, 1997, File Nos. 333-30551 and 811-7787, Edgar Accession No. 0001047469-97-002174.


ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

    None.

ITEM 26. NUMBER OF HOLDERS OF SECURITIES


                                                                                                NUMBER OF RECORD
                                                                                                 HOLDERS AS OF
TITLE OF CLASS                                                                                 FEBRUARY 26, 1998
--------------------------------------------------------------------------------------------  --------------------
   Share of Beneficial Interest in:
      GT Global New Dimension Fund -- Class A...............................................             1,829
      GT Global New Dimension Fund -- Class B...............................................             2,124
      GT Global New Dimension Fund -- Class C...............................................                35
      GT Global New Dimension Fund -- Advisor Class.........................................               145

ITEM 27. INDEMNIFICATION

    Article X of the Registrant's Declaration of Trust provides for indemnification of certain persons acting on behalf of the Trust.

    Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended ("1933 Act"), may be permitted to Trustees, officers, and controlling persons by the Registrant's Declaration of Trust, By-Laws, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission ("Commission") such indemnification is against public policy as expressed in the 1933 Act, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such Trustee, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to the court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issues.

ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER


    Information as to the Directors and Officers of the Adviser is included in Form ADV (File No. 801-10254), filed with the Securities and Exchange Commission, which is incorporated herein by reference thereto.


ITEM 29. PRINCIPAL UNDERWRITERS


    (a) GT Global, Inc. is also the principal underwriter for the following other investment companies: G.T. Global Growth Series (which includes eight funds currently in operation: GT Global America Value Fund, GT Global America Small Cap Growth Fund, GT Global America Mid Cap Growth Fund, GT Global Europe Growth Fund, GT Global International Growth Fund, GT Global Japan Growth Fund, GT Global New Pacific Growth Fund, and GT Global Worldwide Growth Fund); G.T. Investment Funds, Inc. (which includes thirteen funds currently in operation: GT Global Strategic Income Fund, GT Global Government Income Fund, GT Global High Income Fund, GT Global Growth & Income Fund, GT Global Latin America Growth Fund, GT Global Telecommunications Fund, GT Global Health Care Fund, GT Global Financial Services Fund, GT Global Infrastructure Fund, GT Global Consumer Products and Services Fund, GT Global Natural Resources Fund, GT Global Emerging Markets Fund and GT Global Developing Markets Fund); GT Investment Portfolios, Inc. (which includes one fund: GT Global Dollar Fund); GT Global Variable Investment Series (which includes five funds currently in operation: GT Global Variable New Pacific Fund, GT Global Variable Europe Fund, GT Global Variable America Fund, GT Global Variable International Fund, GT Global Money Market
Fund); GT Global Variable Investment Trust (which includes nine funds currently in operation: GT Global Variable Latin America Fund, GT Global Variable Telecommunications Fund, GT Global Variable Growth & Income Fund, GT Global Variable Strategic Income Fund, GT Global Variable Emerging Markets Fund, GT Global Variable Global Government Income Fund, GT Global Variable U.S. Government Income Fund, GT Global Variable Infrastructure Fund and GT Global Variable Natural Resources Fund); and GT Global Floating Rate Fund, Inc.


    (b) Directors and Officers of GT Global, Inc.

    Unless otherwise indicated, the business address of each person listed is is 50 California Street, San Francisco, California, CA 94111.


                                                POSITIONS AND OFFICES WITH GT           POSITIONS AND OFFICES
NAME                                                        GLOBAL                       WITH THE REGISTRANT
--------------------------------------------  ----------------------------------  ----------------------------------
William J. Guilfoyle                          President and Chairman of the       Chairman of the Board of Directors
                                                Board                               and President

                                                POSITIONS AND OFFICES WITH GT           POSITIONS AND OFFICES
NAME                                                        GLOBAL                       WITH THE REGISTRANT
--------------------------------------------  ----------------------------------  ----------------------------------
Raymond R. Cunningham                         Senior Vice President -- Director   None
                                                of Sales and Director

Richard W. Healey                             Senior Vice President -- Director   None
                                                of Marketing and Director

Helge K. Lee                                  Secretary and Chief Legal and       Vice President and Secretary
                                                Compliance Officer

David P. Hess                                 Assistant Secretary and Director    Assistant Secretary
                                                of Mutual Fund Compliance

Michael A. Silver                             Assistant Secretary and Assistant   Assistant Secretary
                                                General Counsel

Philip D. Edelstein                           Senior Vice President -- Regional   None
9 Huntly Circle                                 Sales Manager
Palm Beach Gardens, FL 33418

Stephen A. Maginn                             Senior Vice President -- Regional   None
519 S. Juanita                                  Sales Manager
Redondo Beach, CA 90277

Peter J. Wolfert                              Senior Vice President --            None
                                                Information Technology

Christine M. Pallatto                         Senior Vice President -- Director   None
                                                of Human Resources

Earle A. Malm II                              Chief Operating Officer             None

Margo A. Tammen                               Vice President -- Finance &         None
                                                Administration

Gary M. Castro                                Assistant Treasurer & Controller    None

Dennis W. Reichert                            Assistant Treasurer & Budget        Assistant Treasurer
                                                Director

Kenneth W. Chancey                            Senior Vice President -- Fund       Vice President, Principal
                                                Accounting                          Accounting Officer and (Acting)
                                                                                    CFO

Hallie L. Baron                               Vice President -- Public Relations  None
                                                & Shareholder Communications

Claus te Wildt                                Vice President -- Director of       None
                                                Strategy and Business Planning

Pamela Ruddock                                Vice President -- Fund              None
                                                Administration

                                                POSITIONS AND OFFICES WITH GT           POSITIONS AND OFFICES
NAME                                                        GLOBAL                       WITH THE REGISTRANT
--------------------------------------------  ----------------------------------  ----------------------------------
Paul Wozniak                                  Vice President -- Fund Accounting   None

Christine C. Mangan                           Vice President -- Dealer Marketing  None

Donna B. Abrahamson                           Vice President -- Account           None
                                                Management

Jon Burke                                     Vice President                      None
31 Darlene Drive
Southboro, MA 01772

Phil Christopher                              Vice President                      None
3621 59th Ave. SW
Seattle, WA 98116

Anthony DiBacco                               Vice President                      None
30585 Via Lindosa Way
Laguna Niguel, CA 92677

Stephen Duffy                                 Vice President                      None
1120 Gables Drive
Atlanta, GA 30319

Glenn R. Farinacci                            Vice President                      None
86 University Place
Staten Island, NY 10301

Ned E. Hammond                                Vice President                      None
5901 McFarland Ct.
Plano, TX 75093-4317

Richard Kashnowski                            Vice President                      None
1368 South Ridge Drive
Mandeville, LA 70448

Allen M. Kuhn                                 Vice President                      None
19655 Red Maple Lane
Jupiter, FL 33458

Steven C. Manns                               Vice President                      None
1941 West Wolfram
Chicago, IL 60657

Wayne F. Meyer                                Vice President                      None
2617 Sun Meadow Drive
Chesterfield, MO 63005

Dean Philips                                  Vice President                      None
3406 Bishop Park Drive, #428
Winter Park, FL 32792

Philip Schertz                                Vice President                      None
25 Ivy Place
Wayne, NJ 07470

                                                POSITIONS AND OFFICES WITH GT           POSITIONS AND OFFICES
NAME                                                        GLOBAL                       WITH THE REGISTRANT
--------------------------------------------  ----------------------------------  ----------------------------------
Peter Sykes                                   Vice President                      None
1655 E. Sherman Ave.
Salt Lake City, UT 84105

Lance Vetter                                  Vice President                      None
10915 La Salinas Circle
Boca Raton, FL 33428

Tommy D. Wells                                Vice President                      None
25 Crane Drive
San Anselmo, CA 94960

Todd H. Westby                                Vice President                      None
3405 Goshen Road
Newtown Square, PA 19073

Eric T. Zeigler                               Vice President                      None
437 30th Street
Manhattan Beach, CA 90266



    (c)None.


ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

    Accounts, books, and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and held in the offices of the Registrant and its Investment Manager, Chancellor LGT Asset Management, Inc., 50 California Street, 27th Floor, San Francisco, California 94111.

    Records covering stockholder accounts and portfolio transactions are also maintained and kept by Registrant's Transfer Agent, GT Global Investor Services, Inc., 2121 N. California Boulevard, Suite 450, Walnut Creek, California 94596, and by the Registrant's Custodian, State Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110.

ITEM 31. MANAGEMENT SERVICES

    None.

ITEM 32. UNDERTAKINGS

    None.

                                   SIGNATURES


    Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment to this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of San Francisco, and the State of California, on the 2nd day of March, 1998.



                                          GT GLOBAL SERIES TRUST
                                             WILLIAM J. GUILFOYLE

------------------------------------------------------------------------------
                                             William J. Guilfoyle*
                                            President



    Pursuant to the requirements of the Securities Act of 1933, this Registration Statement of GT Global Series Trust has been signed below by the following person in the capacities indicated on the 2nd day of March, 1998.



WILLIAM J. GUILFOYLE
----------------------------------------  President and Trustee
William J. Guilfoyle*                     (Principal Executive Officer)

/S/  KENNETH W. CHANCEY
----------------------------------------  Vice President and Principal
Kenneth W. Chancey                        Accounting Officer

C. Derek Anderson*                        Trustee

Arthur C. Patterson*                      Trustee

Frank S. Bayley*                          Trustee

Ruth H. Quigley*                          Trustee

Robert G. Wade, Jr.*                      Trustee




*By: /S/  MICHAEL A. SILVER
     -----------------------------------
     Michael A. Silver
     Attorney-in-Fact, pursuant to
     Power of Attorney filed herewith

                               POWER OF ATTORNEY

    Each person whose signature appears below hereby constitutes and appoints Helge K. Lee and Michael A. Silver, and each of them, with full power to act without the other, his or her true and lawful attorney-in-fact and agent, with full power of substitution and resubstitution, for him or her and in his or her name, place and stead, in any and all capacities (until revoked in writing) to sign the Registration Statement and any and all Amendments to the Registration Statement (including Post-Effective Amendments), and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, full power and authority to do and perform each and every act and thing ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their or his substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

                             GT GLOBAL SERIES TRUST

  /s/  WILLIAM J. GUILFOYLE               Trustee, Chairman of the
----------------------------------------  Board and President                     October 14, 1997
William J. Guilfoyle

  /s/  C. DEREK ANDERSON
----------------------------------------  Trustee                                 October 14, 1997
C. Derek Anderson

  /s/  FRANK S. BAYLEY
----------------------------------------  Trustee                                 October 14, 1997
Frank S. Bayley

  /s/  ARTHUR C. PATTERSON
----------------------------------------  Trustee                                 October 14, 1997
Arthur C. Patterson

  /s/  RUTH H. QUIGLEY
----------------------------------------  Trustee                                 October 14, 1997
Ruth H. Quigley

  /s/  ROBERT G. WADE JR.
----------------------------------------  Trustee                                 October 14, 1997
Robert G. Wade Jr.

                               INDEX TO EXHIBITS


 EXHIBIT
 NUMBER                                                      DESCRIPTION
---------  ----------------------------------------------------------------------------------------------------------------
   (1)     (a)        Declaration of Trust.(1)
           (b)        Amendment to Declaration of Trust dated July 25, 1997.(2)
   (2)     By-Laws.(1)
   (3)     Voting Trust Agreement -- None.
   (4)     Instruments defining the rights of holders of Registrant's shares of beneficial interest.(3)
   (5)     Management Agreement.(2)
   (6)     (a)        Distribution Contract with respect to Class A Shares.(2)
           (b)        Distribution Contract with respect to Class B Shares.(2)
           (c)        Distribution Contract with respect to Class C Shares -- Filed herewith.
           (d)        Distribution Contract with respect to Advisor Class Shares.(2)
   (7)     Bonus, profit sharing or pension plans -- None.
   (8)     Custodian Agreement.(6)
   (9)     (a)        Transfer Agency Agreement.(2)
           (b)        Other material contracts:
                         (i)(a)  Broker Dealer sales contract -- Class A/B Shares.(2)
                         (i)(b)  Supplementary Dealer Agreement -- Class C Shares -- Form of Filed herewith.
                           (ii)  Administration Agreement.(2)
                          (iii)  Registered Investment Adviser Administration Agreement (Advisor Class).(2)
                           (iv)  Registered Investment Adviser Participation Agreement (Advisor Class).(2)
                            (v)  Bank sales contract.(2)
                           (vi)  Agent sales contract.(2)
                          (vii)  Foreign sales contract.(2)
                         (viii)  Fund Accounting and Pricing Agreement.(2)
  (10)     Opinion of Counsel.(2)
  (11)     Other opinions, appraisals, rulings and consents: Accountants' consent -- Filed herewith.
  (12)     Financial Statements omitted from Part B -- None.
  (13)     Letter of Investment Intent.(2)
           (a)        Model Retirement Plan -- GT Global Individual Retirement Account Disclosure Statement and
                      Application.(5)
  (14)
           (b)        Model Retirement Plan -- GT Global Simplified Employee Pension Individual Retirement Account
                      Disclosure Statement and Application.(4)
           (c)        Model Retirement Plan -- GT Global SIMPLE Individual Retirement Account Disclosure Statement and
                      Application.(4)
           (d)        Model Retirement Plan -- Roth IRA.(4)
           (e)        403(b)(7) Custodial Agreement.(4)
  (15)     Rule 12b-1 Plans
           (a)        Plan of Distribution pursuant to Rule 12b-1 with respect to Class A Shares.(2)
           (b)        Plan of Distribution pursuant to Rule 12b-1 with respect to Class B Shares.(2)
           (c)        Plan of Distribution pursuant to Rule 12b-1 with respect to Class C Shares -- Filed herewith.
  (16)     Schedule for Computation of Performance Quotations -- None.
  (17)     Financial Data Schedule -- Filed herewith.
  (18)     Amended Plan Pursuant to Rule 18f-3 -- Filed herewith.


------------------------

(1) Incorporated by Reference to Registrant's Registration Statement on Form N-1A filed July 1, 1997, File Nos. 333-30551 and 811-7787, Edgar Accession No. 0000898432-97-000341.



(2) Incorporated by Reference to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A filed August 22, 1997, File Nos. 333-30551 and 811-7787, Edgar Accession No. 0000898432-97-000385.

(3) Incorporated by Reference from Articles III, VIII, IX, and X of Registrant's Trust Instrument and from Articles II, VII, and X of Registrant's By-Laws.


(4) Incorporated by reference to the identically enumerated Exhibit of Post-Effective Amendment No. 51 to the Registration Statement of G.T. Investment Funds, Inc. on Form N-1A filed on January 30, 1998.



(5) Incorporated by reference to the identically numerated Exhibit of Post-Effective Amendment No. 22 to the Registration Statement of G.T. Global Investment Portfolios, Inc. on Form N-1A filed on April 24, 1997.



(6) Incorporated by reference to Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A filed on October 31, 1997, File Nos. 333-30551 and 811-7787, Edgar Accession No. 0001047469-97-002174.